Registration Nos.  33-44909
                                                           811-6520
                Securities and Exchange Commission
                       Washington, DC 20549

                            FORM N-1A

                REGISTRATION STATEMENT UNDER THE
                      SECURITIES ACT OF 1933                x

                  Pre-Effective Amendment No. __           ___
                 Post-Effective Amendment No. 20            x
                              and/or

                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940            x

                         Amendment No. 22                   x

                 (Check appropriate box or boxes)

                       THE MANAGERS TRUST I
--------------------------------------------------------------
       (Exact Name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
--------------------------------------------------------------
             (Address of Principal Executive Offices)
                         1-(800) 252-0682
--------------------------------------------------------------
       (Registrant's Telephone Number, including area code)
                         Donald S. Rumery
                        The Managers Funds
                        40 Richards Avenue
                         Norwell, CT 06854

                 Copy to: Philip H. Newman, Esq.
                    Elizabeth Shea Fries, Esq.
                   Goodwin, Procter & Hoar LLP
                          Exchange Place
                      Boston, MA 02109-2881
-------------------------------------------------------------
             (Name and Address of Agent for Service)

      As soon as practicable after the effective date of this
                      Registration Statement
--------------------------------------------------------------
          (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
x  Immediately upon filing pursuant to  __ On (date) pursuant to
   paragraph (b)                            paragraph (b)

__ 60 days after filing pursuant to     __ On (date) pursuant to
   paragraph (a)(1)                        paragraph (a)(1)

__ 75 days after filing pursuant to     __ On (date) pursuant to paragraph
   (a)(2) of Rule 485                      (a)(2) of Rule 485

If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE MANAGERS FUNDS
-----------------------
PROSPECTUS
DATED AUGUST 1, 2000


SHORT DURATION GOVERNMENT FUND
INTERMEDIATE DURATION GOVERNMENT FUND
U.S. STOCK MARKET PLUS FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

WE PICK THE TALENT.  YOU REAP THE RESULTS.

TABLE OF CONTENTS

1  RISK/RETURN SUMMARY
   Managers Short Duration Government and Intermediate
     Duration Government Funds                           2
   US Stock Market Plus Fund                             4
   Fund Annual Performance                               7
   Your Expenses in the Funds                            9
   Principal Risk Factors                               10

2  ADDITIONAL CHARACTERISTICS/RISKS
   Characteristics and Risks of the Securities in
     which the Funds May Invest                         13
   The Managers Trust I and The Managers Trust II       18

3  ABOUT YOUR INVESTMENT
   Financial Highlights                                 20
   Your Account                                         24
   How To Purchase Shares                               26
   How To Redeem Shares	                                27
   Investor Services                                    28
   The Funds and Their Services                         28
   Account Statements                                   29
   Dividends and Distributions                          29
   Tax Information                                      30

4  FOR MORE INFORMATION
   For More Information                         Back Cover

SUMMARY INFORMATION

Founded  in  1983, The Managers Funds  family
offers individual and institutional investors
the  experience and discipline of some of the
world's   most  highly  regarded   investment
professionals.   This  Prospectus   describes
three   of  Managers'  no-load  mutual  funds
offering you a choice of investments to help fulfill your asset allocation needs:

 *    Managers Short Duration Government
      Fund  (the "Short Fund," formerly known
      as  the  Smith  Breeden Short  Duration
      U.S.  Government  Fund),  a  series  of
      Managers Trust II
 *    Managers Intermediate Duration
      Government   Fund  (the   "Intermediate
      Fund,"  formerly  known  as  the  Smith
      Breeden   Intermediate  Duration   U.S.
      Government Fund), a series of  Managers
      Trust II
 *    Managers  U.S.  Stock  Market  Plus  Fund
      (the    "Stock   Market   Plus   Fund,"
      formerly  known  as the  Smith  Breeden
      U.S.   Equity  Market  Plus  Fund),   a
      series of Managers Trust I

The  Managers Trust I and The Managers  Trust
II are both registered open-end management investment companies.

RISK/RETURN SUMMARY

   MANAGERS SHORT DURATION GOVERNMENT AND
   INTERMEDIATE DURATION GOVERNMENT FUNDS

INVESTMENT OBJECTIVES
_____________________________________________

 * Managers Short Duration Government Fund seeks to provide investors with a high level of current income, consistent with a low volatility of net asset value.

 *   Managers Intermediate Duration
     Government   Fund   seeks   to   provide
     investors with a total return in excess of the total return of the major market indices for mortgage-backed securities.

PRINCIPAL INVESTMENT STRATEGIES
____________________________________________

 *   The   Short  Fund  seeks  to  achieve  its
     objective  by matching the duration,  or
     interest-rate risk, of a portfolio  that
     invests  exclusively in six  month  U.S.
     Treasury   securities  on   a   constant
     maturity basis.

 *   The  Intermediate  Fund seeks  to  achieve
     its  objective by matching the duration,
     or  interest-rate risk, of  a  portfolio
     that  invests  exclusively in  mortgage-
     backed  securities, as weighted  in  the
     major market indices for mortgage-backed
     securities.   These  indices   currently
     include  the  Salomon Brothers  Mortgage
     Index  and the Lehman Brothers  Mortgage
     Index,   each  of  which  includes   all
     outstanding government sponsored  fixed-
     rate     mortgage-backed     securities,
     weighted in proportion to their current market capitalization. The duration of these indices is generally similar to that of intermediate-term U.S. Treasury
     Notes, and typically will range between three and five years.

Under  normal circumstances, each  Fund  will
invest  at  least 70% of its total assets  in
U.S.   Government   Securities   which    are
primarily mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities.

Each  of  the  Short  and Intermediate  Funds
typically  employs hedging  techniques,  with
instruments  such as interest  rate  futures,
options, floors, caps and swaps, designed  to
reduce  the interest-rate risk of its  fixed-
income  securities. The Short Fund  generally
manages  its fixed-income portfolio effective
duration  to  a  target of six  months.   The
Intermediate Fund generally manages its fixed-
income  portfolio  effective  duration  to  a
target of between three and five years.  Each
of  the Short and Intermediate Funds may also
engage  in  loans of portfolio securities  to
enhance  income and return.   Each  Fund  may
leverage    by   using   reverse   repurchase
agreements,    dollar   rolls    and    other
borrowings,  by  investing  collateral   from
loans  of  portfolio securities, through  the
use   of  when-issued,  delayed-delivery   or
forward commitment transactions or by using other derivatives.

Each of the Short and Intermediate Funds will
not  purchase  a put or call option  on  U.S.
Government   Securities  or   mortgage-backed
securities if, as a result of such  purchase,
more  than 10% of its total assets  would  be
invested  in  such  options.  The  Short  and
Intermediate Funds will engage in OTC  option
transactions    only   with   primary    U.S.
Government  Securities dealers recognized  by
the  Federal Reserve Bank of New  York.   The
Short and Intermediate Funds will also not sell options that are not covered.

The Short Fund and Intermediate Fund will seek to minimize credit risk by investing in securities of the highest credit quality.

In  addition,  as  a  matter  of  fundamental
policy,  each  of  these  Funds  will   limit
purchases to securities from the following classes of assets:

 * Securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities.

 * Mortgage-backed securities rated AAA by Standard & Poor's Corporation ("S&P") or
     Aaa  by Moody's Investors Service,  Inc.
     ("Moody's").

 *   Securities    fully   collateralized    by
     assets in either of the above classes.

 *   Assets  which  would qualify as  liquidity
     items  under federal  regulations (which
     may change from time to time) if held by
     a    commercial    bank    or    savings
     institution.

 * Hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

         U.S. STOCK MARKET PLUS FUND

INVESTMENT OBJECTIVES
________________________________________________

 *   Managers  U.S.  Stock  Market  Plus   Fund
     seeks   to   provide  a   total   return
     exceeding  the  Standard  &  Poor's  500
     Composite  Stock  Index  (the  "S&P  500
     Index") without additional equity market risk.

PRINCIPAL INVESTMENT STRATEGIES
________________________________________________

The  Stock  Market Plus Fund does not  invest
principally in the common stocks that make up
the   S&P  500  Index  or  any  other  index.
Instead,  the Stock Market Plus Fund  invests
primarily   in  an  actively  managed   short
duration fixed-income portfolio and maintains
positions  in  S&P  500  futures  or   swaps,
options  and similar instruments. The  equity
index  futures,  swaps and options  positions
are  designed to produce an exposure  to  the
S&P  500  Index similar to the exposure  that
would  be  achieved if all the  Stock  Market
Plus Fund's assets were invested directly  in
the  stocks comprising the S&P 500 Index. The
Stock  Market Plus Fund's investment strategy
is designed to produce a total return with  a
low  tracking error relative to the  S&P  500
Index.

The  Stock  Market Plus Fund's equity  market
positions  are designed to produce  a  return
similar  to the return that would be achieved
if  all  the Stock Market Plus Fund's  assets
were   invested   directly  in   the   stocks
comprising the S&P 500 Index in proportion to
their  respective weightings in the  S&P  500
Index. The Stock Market Plus Fund's exposure to the S&P 500 Index will be maintained primarily with futures, options, and swaps.
When futures contracts are purchased, only a small percentage of the notional value of the contract must be posted as margin. No margin is generally required when entering into a swap or option contract. The Stock Market
Plus Fund therefore commits only a small percentage of its net assets to purchasing the instruments that it uses to obtain its equity market exposure. With the remainder of its assets, the Stock Market Plus Fund will invest in an actively managed short duration fixed-income portfolio.

The  Stock  Market  Plus Fund's  fixed-income
securities  will  consist primarily  of  U.S.
Government  Securities,  including  mortgage-
backed   securities,  but  may  also  include
corporate debt securities and mortgage-backed
and  other  asset-backed securities  of  non-
governmental issuers. The Stock  Market  Plus
Fund  will  seek to minimize credit  risk  by
investing   in   securities   of   at   least
investment grade, except that its investments
in  mortgage-backed securities will be  rated
at least A.  Debt obligations that are deemed
investment grade carry a rating of  at  least
Baa  from  Moody's  or BBB  from  S&P,  or  a
comparable rating from another rating agency.
The  Stock Market Plus Fund typically employs
hedging techniques, with instruments such  as
interest  rate futures, options, floor,  caps
and  swaps, designed to reduce the  interest-
rate  risk  of  its fixed-income  securities.
The  Stock Market Plus Fund generally manages
its fixed-income portfolio effective duration
to  a  target of one year or less.  The Stock
Market  Plus  Fund  may engage  in  loans  of
portfolio  securities to enhance  income  and
return.   The  Stock  Market  Plus  Fund  may
leverage    by   using   reverse   repurchase
agreements,    dollar   rolls    and    other
borrowings,  by  investing  collateral   from
loans  of  portfolio securities, through  the
use   of  when-issued,  delayed-delivery   or
forward commitment transactions or by using other derivatives.

The  Stock  Market Plus Fund has received  an
exemptive  order  from  the  Securities   and
Exchange Commission which would permit it  to
invest  in  the  Short Fund for  purposes  of
pursuing   its  short  duration  fixed-income
strategy.

The  Stock  Market  Plus  Fund's  success  in
achieving  its performance objective  depends
largely  on whether the total return  on  the
Stock   Market   Plus   Fund's   fixed-income
portfolio equals or exceeds a short-term interest rate plus the Fund's total operating expenses. The operating expenses of the Stock
Market Plus Fund include the transaction and financing costs of entering into the futures, options and swap contracts used for interest rate risk management and for S&P 500 Index replication. Other factors which will impact the success of the Stock Market Plus Fund's strategies relate to how well the returns of the equity index futures, swaps and options track the S&P 500 Index.

PRINCIPAL INVESTMENT RISKS

____________________________________________

An investor could lose money by investing in any of these Funds.

The principal investment risks of investing in each of the Funds are:

* BASIS RISK.   Basis Risk is the  risk  that
  changes   in   the   value   of   a   hedge
  transaction  will  not  completely   offset
  changes in the value of the assets and liabilities being hedged.

* CREDIT RISK.    Credit  Risk  is  the  risk
  that an issuer of securities may be unable to pay principal and interest when due, or that the value of the security may suffer because investors believe the issuer is less able to pay.

* DERIVATIVES RISK.  Derivatives Risk  is  the
  risk   that   investments  in  derivatives,
  which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index, will involve costs, the risk of mispricing or improper valuation and may result in losses or have the effect of accelerating a Fund's recognition of gain.

* INTEREST RATE RISK. Interest Rate Risk is the risk that market prices of a Fund's fixed-income investments may decline due to an increase in market interest rates.

* LEVERAGING RISK.  Leveraging  Risk  is  the
  risk  that the value of an investment in  a
  Fund  will  be more volatile and all  other
  risks  will  tend to be compounded  when  a
  Fund   is   borrowing  money  or  otherwise
  leveraging its portfolio.

* LIQUIDITY RISK.   Liquidity  Risk  is   the
  risk  that a Fund may not be able  to  sell
  illiquid investments at the best prices  at
  the   time  it  planned  on  selling   such
  illiquid investments.

* MANAGEMENT RISK. Management Risk is the risk that poor security selection will cause a Fund to underperform other funds with similar objectives.

* MARKET RISK. Market Risk is the risk that the market prices of securities held by a Fund may fall rapidly due to changing economics, political or market conditions, or due to the financial condition of the issuer.

* PREPAYMENT RISK. Prepayment Risk is the risk that principal will be repaid at a different rate than anticipated.

The Stock Market Plus Fund should be invested
in  by individuals seeking the return of  the
stock  market, specifically that of  the  S&P
500  Index.  Although the Stock  Market  Plus
Fund  invests in certain types of  bonds,  it
is  not a typical "bond" fund and should  not
be  invested in by someone seeking  a  fixed-
income  return. The movements in the S&P  500
Index  can  be very volatile from  day-to-day
and  a person who invests in the Stock Market
Plus  Fund  should be aware that  significant
losses  can be sustained in one day, as  well
as over time. An investor in the Stock Market
Plus Fund should also be aware that the Stock
Market   Plus   Fund's  use   of   derivative
instruments  such  as  futures,   swaps   and
options  to  track  the market  index  raises
additional  risks.  The  Stock  Market   Plus
Fund's  opportunity for gain or loss  may  be
greater  than if the Stock Market  Plus  Fund
invested  directly in the stocks  represented
by  the  market  index because  the  notional
value  of  the financial instruments utilized
may  not match exactly the Stock Market  Plus
Fund's net assets. For example, the total net
notional  amount  of the  Stock  Market  Plus
Fund's  equity swap contracts, S&P 500  Index
futures  contracts, plus the market value  of
any  common stocks owned may be more or  less
than  its  total  net assets.  (Under  normal
market conditions, the Stock Market Plus Fund
expects   that   on  any  given   day,   such
variations in its exposure to the index will be up to 5% more or less than its net assets.)

Please  see  "Principal Risk Factors"  for  a
discussion  of  these  and  other  risks   of
investing in the Funds.

FUND ANNUAL PERFORMANCE
______________________________________________

The  bar  charts below show how  each  Fund's
performance has varied from year to  year  by
illustrating  the Fund's total  calendar-year
returns.  The table following the bar  charts
compares  each Fund's average annual  returns
for the periods indicated to those of a broad-
based  securities market index.   The  charts
and table are intended to illustrate some of the risks of investing in the Funds by showing how a Fund's performance can vary from year to year. Past performance does not guarantee future results.

         CALENDAR-YEAR TOTAL RETURNS
                 SHORT FUND
1993                    4.30%
1994                    4.14%
1995                    6.13%
1996                    6.28%
1997                    6.32%
1998                    4.77%
1999                    4.10%

 BEST QUARTER:  First quarter 1995, +2.40%
 WORST QUARTER:  First quarter 1994, + 0.06%
 MORE RECENT RETURN INFORMATION:
 (January 1, 2000 - June 30, 2000) 1.52%

         CALENDAR-YEAR TOTAL RETURNS
              INTERMEDIATE FUND
1993                   11.09%
1994                   -1.67%
1995                   16.40%
1996                    5.05%
1997                    9.00%
1998                    6.56%
1999                    1.15%

 BEST QUARTER:  First quarter 1995, +5.45%
 WORST QUARTER:  First quarter 1994, (2.25%)
 MORE RECENT RETURN INFORMATION:
 (January 1, 2000 - June 30, 2000) 2.39%

         CALANDER-YEAR TOTAL RETURNS
           STOCK MARKET PLUS FUNDS
1993                   13.22%
1994                    1.84%
1995                   36.76%
1996                   24.36%
1997                   32.29%
1998                   26.43%
1999                   20.70%

 BEST QUARTER:  Fourth quarter 1998, 21.07%
 WORST QUARTER:  Third quarter 1998, (10.82)%
 MORE RECENT RETURN INFORMATION:
 (January 1, 2000 - June 30, 2000) (2.62%)


AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DECEMBER 31, 1999)

SHORT FUND            1 YEAR    5 YEARS    FUND INCEPTION
			                        (MARCH 31, 1992)
------------          -------   --------   ---------------
Short Fund              4.10%    5.51%       5.29%
Merrill   Lynch         4.60     5.51        4.92
Month US T-Bill

Intermediate Fund (a) 1 YEAR    5 YEARS    FUND INCEPTION
			                        (MARCH 31, 1992)
------------          -------   --------   ---------------

Intermediate Fund       1.15%    7.51%        7.32%
Salomon Smith           1.83     7.93         7.26
Barney Mortgage
Index

(a) The   fund  changed  its  investment
  objective 1/1/94. Prior to 1/1/94, the Fund's objective was to provide a return in excess of the five year U.S. Treasury note.


Stock Market Plus Fund 1 YEAR    5 YEARS    FUND INCEPTION
			                        (JUNE 30, 1992)
------------          -------   --------   ---------------
Stock Market Plus Fund  20.70%   27.98%      21.73%
S&P 500 Index           21.04    28.55       21.22

YOUR EXPENSES IN THE FUNDS

The Funds do not charge any sales, exchange or redemption fees.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
                                                Stock
                        Short  Intermediate  Market Plus
                        -----  ------------  -----------
Management Fees(1)      0.70%     0.70%         0.70%
Other Expenses          0.37%     0.36%         0.31%
Distribution 12b-1 Fee   ---      ----          ----
                       ______     ______        _______
Total Annual Fund
Operating Expenses(1)   1.07%     1.06%         1.01%
                       ______     _______       _______
Fee Waiver and
Reimbursement          (0.29%)    (0.18%)      (0.13%)
                      _______     ________     ________
Net Annual Fund
Operating Expenses      0.78%      0.88%        0.88%
                      ========    ========    =========

(1) Managers  has  contractually  agreed
  that  for  the two-year period ending  July
  31,  2002,  Managers  will  waive  its  fee
  and/or bear expenses of each Fund to  cause
  total  expenses  to not exceed  the  annual
  rates  of  0.88% for the Intermediate  Fund
  and  the  Stock Market Plus Fund and  0.78%
  for    the   Short   Fund   (the   "Expense
  Agreement").  The Expense  Agreement  would
  not  apply during any period that the total
  assets  of a Fund are below $50 million  or
  if the shareholders of that Fund approve  a
  fund  management agreement or a  merger  of
  that  Fund into another mutual fund. As  of
  July  25, 2000, total assets of the  Short,
  Intermediate  and Stock Market  Plus  Funds
  were       approximately       $31,660,098,
  $27,653,146        and        $180,138,239,
  respectively.   Managers has  also  made  a
  voluntary   undertaking   to   limit    the
  expenses  to  0.88%  for  the  Intermediate
  Fund  and Stock Market Plus Fund and  0.78%
  for  the  Short Fund for the period  ending
  March 31, 2001.

EXAMPLES

The  examples below are intended to help  you
compare  the cost of investing in  the  Funds
with  the  cost of investing in other  mutual
funds.  The  examples assume that you  invest
$10,000  in  each Fund for the  time  periods
indicated,  that your investment earns  a  5%
return each year, that you redeem all of your shares at the end of these periods, that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:


WITH CONTRACTUAL
EXPENSE LIMITATION     1 YEAR    3 YEARS   5 YEARS   10 YEARS

Short Fund              $ 80       $249      $433     $  966
Intermediate Fund       $ 90       $281      $488     $1,084
Stock Market Plus Fund  $ 90       $281      $488     $1,084

ABSENT EENSE
LIMITATION             1 YEAR    3 YEARS   5 YEARS   10 YEARS

Short Fund             $ 109      $340     $590      $1,306
Intermediate Fund      $ 108      $337     $585      $1,294
Stock Market Plus Fund $ 103      $322     $558      $1,236

PRINCIPAL RISK FACTORS

The  value  of  your  investment  in  a  Fund
changes  with  the  values  of  that   Fund's
holdings.  Many  factors  can  affect   those
values.    The   "Principal   Risk"   factors
identified  below represent the factors  that
are most likely to have a material effect  on
each  Fund's portfolio as a whole. Each  Fund
may be subject to other risks in addition  to
the risks described here. The risks of a Fund
may  change  over time because the  types  of
investments  made by a Fund can  change  over
time.    The    following    subsection    on
"Characteristics and Risks of the Securities in Which the Funds May Invest" and the Statements of Additional Information include more important information about the Funds, their investment strategies and the related risks.

BASIS RISK.  Basis risk  is  the  risk  that
changes  in  the value of a hedge transaction
will  not  completely offset changes  in  the
value  of  the  assets and liabilities  being
hedged.  Basis risk may occur in  many  ways.
For example, a hedge transaction may rise  in
value  by $100 in response to higher interest
rates.  At the same time, the security  being
hedged  could  decline in value  by  $102  in
response  to the same market factor -  higher
interest rates - and other factors unique  to
those  assets  including  credit  risks  that
might be reflected in the assets' value.  The
hedge  would  therefore not fully  cover  the
loss  in  value  of  the security  caused  by
higher  rates  since a $2 differential  would
exist  between the gain in value on the hedge
and  the  assets'  loss  in  value.  The   $2
differential reflects basis risk. Basis  risk
can   manifest  itself  in  other  ways;  for
example when a small change in interest rates
occurs.  In  that  context,  both  the  hedge
transaction  and  the  hedged  assets   could
decline   in  value,  although  by  different
amounts,  following an interest rate  change.
This means that a Fund may not achieve, and may at times exceed, its targeted duration or the return of the market it tracks.

CREDIT RISK. An issuer of securities may be unable to pay principal and interest when due, or the value of the security may suffer because investors believe the issuer is less able to pay. Lower rated securities, while usually offering higher yields, generally have more risk and volatility because of reduced creditworthiness and greater chance of default.

While certain U.S. Government securities such
as   U.S.  Treasury  obligations  and   GNMAs
(discussed in the next section) are backed by
the   full  faith  and  credit  of  the  U.S.
Government, other fixed-income securities  in
which  the  Funds may invest are  subject  to
varying  degrees  of risk of  default.  These
risk factors include the creditworthiness  of
the  issuer  and,  in the case  of  mortgage-
backed   and  asset-backed  securities,   the
ability of the mortgagor or other borrower to meet its obligations.

DERIVATIVES   RISK.   The   Funds   may   use
derivatives,  which  are financial  contracts
whose  value depends on, or is derived  from,
the  value  of an underlying asset,  interest
rate or index. Using derivatives, a Fund  can
increase or decrease its exposure to changing
security  prices and indices, interest  rates
or  other factors that affect security value,
or   to  employ  temporary  substitutes   for
anticipated  future transactions.  Techniques
involving   derivatives  include  buying   or
selling    financial    futures    contracts,
purchasing  call or put options,  or  selling
covered  call  options  on  such  futures  or
entering into swap agreements. Any or all  of
these techniques may be used at one time. Use
of  any  particular transaction is a function
of  market  conditions. There is  no  overall
limitation  on  the percentage  of  a  Fund's
assets  which  may  be  subject  to  a  hedge
position.  The  use  of derivatives  involves
costs  and may result in losses. For example,
the   losses   from  investing   in   futures
transactions are potentially unlimited.

The  use  of  options and futures  strategies
involves  the  risk of imperfect  correlation
between  movements  in  the  values  of   the
securities underlying the futures and options
purchased  and sold by a Fund, of the  option
and  futures  contract  itself,  and  of  the
securities which are the subject of a  hedge.
In addition to other risks such as the credit
risk   of  the  counterparty,  market   risk,
liquidity risk, and basis risk, derivatives involve the risk of mispricing or improper valuation. In addition, the Funds' use of derivatives may also have the effect of accelerating a Fund's recognition of gain.

In accordance with regulations established by
the  Commodity  Futures  Trading  Commission,
each  Funds'  aggregate  initial  margin  and
premiums  on all futures and options contract
positions  not  held for  bona  fide  hedging
purposes, will not exceed 5% of a Fund's  net
assets,  after taking into account unrealized
profits  and  losses  on such  contracts.  In
addition  to margin deposits, when  the  Fund
purchases a futures contract, it is  required
to maintain at all times liquid securities in
a  segregated account with its Custodian,  in
an  amount  which, together with the  initial
margin  deposit on the futures  contract,  is
equal   to  the  current  delivery  or   cash
settlement value of the futures contract. The
Funds'  ability  to  engage  in  options  and
futures  transactions  and  to  sell  related
securities  might  also  be  limited  by  tax
considerations  and  by  certain   regulatory
requirements.  See "Taxes"  in  the  relevant
Statement of Additional Information.

INTEREST RATE AND MATURITY RISK. The  market
prices  of  a Fund's fixed-income investments
may  decline  due  to an increase  in  market
interest  rates. Generally,  the  longer  the
maturity   or   duration  of  a  fixed-income
security, the more sensitive it is to changes
in  interest rates. The Short Fund  seeks  to
match  the  duration  of  a  portfolio   that
invests   exclusively   in   six-month   U.S.
Treasury  securities on a  constant  maturity
basis,  and  the Intermediate Fund  seeks  to
match  the  duration  of  a  portfolio   that
invests  in  mortgage-backed  securities   as
weighted   in   the  major   market   indices
(typically ranging from three to five years).
The Stock Market Plus Fund seeks a duration of one year or less.

Duration   is   a  measure   of   the   price
sensitivity  of  a portfolio  to  changes  in
interest  rates. The maturity of a  security,
another   commonly  used  measure  of   price
sensitivity,  measures only  the  time  until
final  payment is due, whereas duration takes
into  account the pattern of all payments  of
interest  and  principal on a  security  over
time,   including  how  these  payments   are
affected  by  prepayments and by  changes  in
interest   rates.   Each  year  of   duration
represents an approximate 1% change in  price
for  a  1%  change  in interest  rates.   For
example, if a bond fund has an average duration of three years, its price will fall approximately 3% when interest rates rise by one percentage point. Conversely, the bond fund's price will rise approximately 3% when interest rates fall by one percentage point.

LEVERAGING RISK.  When a Fund  is  borrowing
money  or otherwise leveraging its portfolio,
the  value of an investment in that Fund will
be  more  volatile and all other  risks  will
tend   to  be  compounded.  This  is  because
leverage  tends to exaggerate the  effect  of
any  increase or decrease in the value  of  a
Fund's   portfolio  holdings.  The   use   of
leverage  may also cause a Fund to  liquidate
portfolio  positions  when  it  may  not   be
advantageous   to  do  so  to   satisfy   its
obligations or meet segregation requirements.

LIQUIDITY  RISK. Liquidity risk  exists  when
particular investments are difficult to sell.
A Fund may not be able to sell these illiquid
investments at the best prices at the time it
planned on selling such illiquid investments.
Investments  in  derivatives, and  securities
having substantial market and/or credit  risk
tend  to  involve greater liquidity  risk.  A
Fund  may invest up to 15% of its net  assets
in  illiquid  securities. The  term  illiquid
securities"illiquid  securities"   for   this
purpose  means  securities  that  cannot   be
disposed of within seven days in the ordinary course of business. The SEC staff takes the position that this includes non-terminable repurchase agreements having maturities of more than seven days.

The  determination of whether  certain  IO/PO
Strips  issued  by  the U.S.  Government  and
backed  by fixed-rate mortgages or any  other
securities in which a Fund desires to  invest
are  liquid  shall be made by Managers  under
guidelines  established by  the  Trustees  in
accordance with applicable pronouncements  of
the  SEC. At present, all other IO/PO Strips,
other  residual  interests of  CMOs  and  OTC
options  are  treated as illiquid securities.
The   SEC  staff  also  currently  takes  the
position  that the interest rate swaps,  caps
and  floors  discussed in the  Statements  of
Additional  Information, as  well  as  equity
swap   contracts  and  reverse  equity   swap
contracts, are illiquid.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The Subadviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.

MARKET  RISK. The market price of  securities
held by a Fund may fall, sometimes rapidly or
unpredictably,  due  to  changing   economic,
political or market conditions, or due to the
financial condition of the issuer. The  value
of  a  security  may decline due  to  general
market  conditions which are not specifically
related  to  a company or industry,  such  as
real    or    perceived   adverse    economic
conditions,  changes in the  general  outlook
for  corporate earnings, changes in  interest
or   currency   rates  or  adverse   investor
sentiment generally.

PREPAYMENT RISK. Prepayment risk is the  risk
that  principal will be repaid at a different
rate than anticipated, causing the return  on
a   security  purchased  to  be   less   than
expected.  Mortgage-backed securities,  which
represent an interest in a pool of mortgages,
present  this  risk, as do many  asset-backed
securities. In general, when market  interest
rates decline, many mortgages are refinanced,
and  mortgage-backed securities are paid  off
earlier  than  expected, forcing  a  Fund  to
reinvest  the  proceeds  at  current  yields,
which  are  lower  than  those  paid  by  the
security  that  was  paid  off.  When  market
interest rates increase, the market values of
mortgage-backed securities declines.  At  the
same   time,  however,  mortgage  refinancing
slows,    which   lengthens   the   effective
maturities on these securities. As a  result,
the  negative effect of the rate increase  on
the  market  value of mortgage securities  is
usually more pronounced than it is for  other
types   of  fixed-income  securities.  Asset-
backed securities can present similar risks.

 CHARACTERISTICS AND RISKS OF THE SECURITIES
        IN WHICH THE FUNDS MAY INVEST

Subject  to  the  percentage  limitations  on
investment  to  which each  Fund  is  subject
based  on  their  investment  objective,  and
unless  stated otherwise, each of  the  Funds
may   invest  in  the  following   types   of
securities.    The   following    types    of
securities are principal investments of  each
Fund.     The    Statement   of    Additional
Information  also  includes  information   on
these and other securities and financial instruments in which the Funds may invest.

U.S. GOVERNMENT   SECURITIES.   The   U.S.
Government Securities in which the Funds  may
invest  include  U.S.Treasury  Bills,  Notes,
Bonds,   discount  notes   and   other   debt
securities  issued by the U.S. Treasury,  and
obligations issued or guaranteed by the  U.S.
Government,       its      agencies       and
instrumentalities including, but not  limited
to,    the   Government   National   Mortgage
Association   ("GNMA"),   Federal    National
Mortgage  Association  ("FNMA")  and  Federal
Home  Loan  Mortgage  Corporation  ("FHLMC").
(Other    U.S.    Government   agencies    or
instrumentalities include Federal  Home  Loan
Banks,  Bank  for Cooperatives,  Farm  Credit
Banks,  Tennessee  Valley Authority,  Federal
Financing      Bank,      Small      Business
Administration,   and  Federal   Agricultural
Mortgage     Corporation.)    Mortgage-backed
securities are explained more fully below.

MORTGAGE-BACKED   AND   OTHER    ASSET-BACKED
SECURITIES.  Mortgage-backed  securities  are
securities   that  directly   or   indirectly
represent   a  participation   in,   or   are
collateralized by and payable from,  mortgage
loans  secured  by  real property.  The  term
"mortgage-backed securities," as used herein,
includes adjustable-rate mortgage securities,
fixed-rate    mortgage    securities,     and
derivative   mortgage   products   such    as
collateralized     mortgage      obligations,
including residuals, stripped mortgage-backed
securities  and  other  instruments.   Asset-
backed   securities   are   structured   like
mortgage-backed securities,  but  instead  of
mortgage   loans  or  interests  in  mortgage
loans, the underlying assets may include, but are not limited to, pools of automobile loans, educational loans and credit card receivables. These securities are described in detail below and in the Statement of Additional Information.

There  are  currently three  basic  types  of
mortgage-backed securities: (i) those  issued
or  guaranteed by the U.S. Government or  one
of its agencies or instrumentalities, such as
GNMA,  FNMA and FHLMC; (ii) those  issued  by
private issuers that represent an interest in
or   are  collateralized  by  mortgage-backed
securities issued or guaranteed by  the  U.S.
Government   or  one  of  its   agencies   or
instrumentalities; and (iii) those issued  by
private issuers that represent an interest in
or are collateralized by whole mortgage loans
or   mortgage-backed  securities  without   a
government guarantee but usually having some form of private credit enhancement. Not all securities issued by the U.S. Government or its agencies are backed by the full faith and credit of the United States; some may be backed only by the assets of the particular instrumentality or the ability of the agency to borrow.

The  Short  and Intermediate Funds  may  only
invest  in mortgage-backed securities  issued
by  private originators of, or investors  in,
mortgage  loans  issued by  private  entities
that  are rated AAA by S&P or Aaa by Moody's.
The Short and Intermediate Funds will not pay
any  additional fees for credit  support  and
will  not  invest in private  mortgage  pass-
through securities unless they are rated  AAA
by  S&P  or Aaa by Moody's. In addition,  the
Short   and  Intermediate  Funds  will   only
purchase  mortgage-backed  securities   which
constitute "Mortgage Related Securities" for purposes of the Secondary Mortgage Market
Enhancement Act of 1984.

The  Short  and Intermediate Funds  will  not
purchase   privately-issued   mortgage-backed
securities or Collateralized Mortgage  Backed
Obligations   ("CMOs")   collateralized    by
interests   in  whole  mortgage  loans   (not
guaranteed  by  GNMA, FNMA or FHLMC)  if  the
securities of any one issuer would exceed 10%
of any Fund's assets at the time of purchase.
The  Funds will not purchase privately-issued
mortgage-backed    securities     or     CMOs
collateralized  by  U.S.  Government   agency
mortgage-backed securities if the securities of any one issuer would exceed 20% of any Fund's assets at the time or purchase.

The  Stock Market Plus Fund's investments  in
mortgage-backed   and   other    asset-backed
securities will be rated at least A by Moody's or S&P.

Mortgage-backed  and asset-backed  securities
have   yield   and  maturity  characteristics
corresponding  to  their  underlying  assets.
Unlike traditional debt securities, which may
pay  a  fixed rate of interest until maturity
when  the entire principal amount comes  due,
payments on certain mortgage-backed and asset-
backed securities include both interest and a
partial  payment of principal.  This  partial
payment  of principal may be comprised  of  a
scheduled  principal payment as  well  as  an
unscheduled   payment  from   the   voluntary
prepayment,  refinancing, or  foreclosure  of
the  underlying loans. As a result  of  these
unscheduled   payments   of   principal,   or
prepayments on the underlying securities, the
price and yield of mortgage-backed securities
can   be  adversely  affected.  For  example,
during periods of declining interest rates, prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available.

Prepayments   of  mortgages  which   underlie
securities  purchased  at  a  premium   could
result  in capital losses because the premium
may not have been fully amortized at the time
the  obligation is prepaid. In addition, like
other interest-bearing securities, the values
of  mortgage-backed securities generally fall
when  interest rates rise, but when  interest
rates   fall,  their  potential  for  capital
appreciation is limited due to the  existence
of  the prepayment feature. In order to hedge
against  possible prepayment, the  Funds  may
purchase  certain  options  and  options   on
futures contracts as described more fully in "Summary of Principal Risks and Investment
Strategies" and the Statements of  Additional
Information.

ADJUSTABLE RATE  SECURITIES. Adjustable  rate
securities have interest rates that are reset
at  periodic intervals, usually by  reference
to   some  interest  rate  index  or   market
interest    rate.   Some   adjustable    rate
securities  are backed by pools  of  mortgage
loans. The Short and Intermediate Funds  will
only  invest  in  adjustable rate  securities
backed  by  pools of mortgage loans ("ARMs").
The   fixed-income  portfolio  of  the  Stock
Market   Plus   Fund  may  also   invest   in
adjustable-rate securities backed by assets other than mortgage pools.

Although the rate adjustment feature may  act
as  a  buffer to reduce large changes in  the
value  of  adjustable-rate securities,  these
securities  are still subject to  changes  in
value  based  on  changes in market  interest
rates    or    changes   in   the    issuer's
creditworthiness. Because the  interest  rate
is  reset only periodically, changes  in  the
interest  rate on adjustable-rate  securities
may lag changes in prevailing market interest
rates.  Also, some adjustable rate securities
(or   the   underlying  mortgages  or   other
underlying loans or receivables) are  subject
to  caps  or  floors that limit  the  maximum
change  in  interest rate during a  specified
period  or  over  the life of  the  security.
Because  of the resetting of interest  rates,
adjustable  rate securities are  less  likely
than   non-adjustable  rate   securities   of
comparable  quality and maturity to  increase
significantly  in value when market  interest
rates  fall.  Adjustable rate securities  are
also   subject   to   the  prepayment   risks
associated   generally  with  mortgage-backed
securities.

SECURITIES LENDING, REPURCHASE AGREEMENTS AND
FORWARD  COMMITMENTS.  The  Funds  may   lend
portfolio  securities to  broker-dealers  and
may  enter into repurchase agreements.  These
transactions must be fully collateralized  at
all  times but involve some risk to the Funds
if  the  other  party should default  on  its
obligations  and  a Fund  is  delayed  in  or
prevented  from  recovering  the  collateral.
None   of   the  Funds  will  lend  portfolio
securities if, as a result, the aggregate  of
such  loans  exceeds 33 1 /3  %  ofthe  total
asset value (including such loans). The Funds
will  only  enter into repurchase  agreements
with  or lend securities to (i) member  banks
of  the  Federal Reserve System having  total
assets  in  excess of $500 million  and  (ii)
securities  dealers, provided such  banks  or
dealers  meet the creditworthiness  standards
established   by   the  Board   of   Trustees
("Qualified  Institutions").   Managers  will
monitor  the  continued  creditworthiness  of
Qualified   Institutions,  subject   to   the
oversight of the Board of Trustees.

The  Funds  may also purchase securities  for
future  delivery, which may increase  overall
investment exposure and involves  a  risk  of
loss  if the value of the securities declines
prior  to the settlement date. At the time  a
Fund  enters into a transaction  on  a  when-
issued   or  forward  commitment   basis,   a
segregated  account  consisting   of   liquid
securities  equal  to at least  100%  of  the
value   of   the   when-issued   or   forward
commitment securities will be established and
maintained with the Funds' custodian. Subject
to  this  requirement, the Funds may purchase
securities  on  such  basis  without   limit.
Settlements in the ordinary course, which may be substantially more than three business days for mortgage-backed securities, are not treated as when-issued or forward commitment transactions, and are not subject to the foregoing limitations, although some of the risks described above may exist.

REVERSE  REPURCHASE AGREEMENTS,  DOLLAR  ROLL
AGREEMENTS AND BORROWING. The Funds may enter
into  reverse repurchase agreements or dollar
roll  agreements  with commercial  banks  and
registered broker-dealers in amounts up to 33
1  /3  %  of  their  assets.  The  Short  and
Intermediate Funds may only enter into  these
transactions   with  commercial   banks   and
registered  broker-dealers  which  are   also
Qualified  Institutions.  The  Statement   of
Additional   Information   for   each   Trust
contains a more detailed explanation of these practices. Reverse repurchase agreements and dollar rolls are considered borrowings by a Fund and require segregation of assets with a Fund's custodian in an amount equal to the

Fund's obligations pending completion of such
transactions. Each Fund may also borrow money
from banks in an amount up to 33 1 /3 % of  a
Fund's total assets (including such loans) to
realize    investment   opportunities,    for
extraordinary or emergency purposes,  or  for
the clearance of transactions. Borrowing from
banks  usually  involves certain  transaction
and  ongoing costs and may require a Fund  to
maintain  minimum bank account balances.  Use
of  these  borrowing techniques  to  purchase
securities is a speculative practice known as
"leverage."   Depending   on   whether    the
performance of the investments purchased with borrowed funds is sufficient to meet the costs of borrowing, a Fund's net asset value per share will increase or decrease, as the case may be, more rapidly than if the Fund did not employ leverage.

SHORT  SALES. The Funds may make short  sales
of  securities. A short sale is a transaction
in  which the Fund sells a security  it  does
not own in anticipation that the market price
of  that  security will decline. All  of  the
Funds  expect to engage in short sales  as  a
form  of  hedging  in order  to  shorten  the
overall   duration  of  the   portfolio   and
maintain portfolio flexibility. While a short sale may act as effective hedge to reduce the market or interest rate risk of a portfolio, it may also result in losses which can reduce the portfolio's total return. When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon completion of the transaction. A Fund may have to pay a fee to borrow particular securities, and is often obligated to relinquish any payments received on such borrowed securities.

Until a Fund replaces a borrowed security, it
will maintain daily a segregated account with
its  custodian  into which  it  will  deposit
liquid   securities  such  that  the   amount
deposited  in  the account  plus  any  amount
deposited with the broker as collateral  will
at  least  equal  the current  value  of  the
security    sold    short.    Depending    on
arrangements made with the broker, a Fund may
not receive any payments (including interest)
on  collateral deposited with the broker.  If
the   price   of  the  security  sold   short
increases between the time of the short  sale
and  the  time  a Fund replaces the  borrowed
security,  the  Fund  will  incur   a   loss;
conversely, if the price declines, the Fund will realize a gain. Although a Fund's gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold.

A Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 25% of the value of the Fund's total net assets. A Fund may also effect short sales where the Fund owns, or has the right to acquire at no additional cost, the identical security (a technique known as a short sale "against the box"). Such transactions might accelerate the recognition of gain. See "Taxes" in the relevant Statement of Additional Information.

PORTFOLIO TURNOVER

Because of their relatively frequent trading,
the  Funds  will  frequently realize  taxable
capital   gains  which  must  be  distributed
yearly  to shareholders. To the extent  these
gains  are  short-term  capital  gains,  such
gains  are generally taxed at ordinary income
tax   rates.  If  a  shareholder   holds   an
investment in a Fund in something other  than
a  tax-deferred  account (e.g.  a  retirement
account),  the  payment  of  any  taxes  will
impact   a  shareholder's  net  return   from
holding  an  investment in a Fund.  Portfolio
turnover also generally involves some expense
to a Fund, including brokerage commissions or
dealer  mark-ups and other transaction  costs
on the sale of securities and reinvestment in
other  securities.  High  portfolio  turnover
could  adversely impact a Fund's performance.
However, the mortgage securities in which the
Funds  may invest are generally traded  on  a
"net" basis with dealers acting as principals
for   their  own  account  without  a  stated
commission. The Funds will pay commissions in
connection    with   options    and    future
transactions and, for the Stock  Market  Plus
Fund, in relation to any purchase of common stocks or other equity securities.

 THE MANAGERS TRUST I AND THE MANAGERS TRUST
                     II

The  Managers Trust I and The Managers  Trust
II  are  part of The Managers Fund family,  a
no-load  mutual  fund  family  comprised   of
different   funds,   each   having   distinct
investment management objectives, strategies, risks and policies.

The   Managers  Funds  LLC  (the  "Investment
Manager"  or  "Managers"),  a  subsidiary  of
Affiliated  Managers Group, Inc.,  serves  as
the  investment manager to the Funds  and  is
responsible    for   the    Funds'    overall
administration and distribution.  It  selects
and  recommends, subject to the  approval  of
the  Board  of  Trustees, one or  more  asset
managers  to  manage each  Fund's  investment
portfolio.  It also allocates assets  to  the
asset  managers  based  on  certain  evolving
targets,  monitors the performance,  security
holdings  and investment strategies of  these
external    asset    managers    and,    when
appropriate, researches any potential new asset managers for the Fund family.

Smith   Breeden  Associates,   Inc.   ("Smith
Breeden"),  a registered investment  adviser,
acts   as   sub-adviser  to  Managers   Short
Duration     Government    Fund,     Managers
Intermediate  GovernmentDuration  Fund,   and
Managers  U.  S.  Stock  Market  Plus   Fund.
Formerly,   Smith  Breeden   was   investment
adviser to the Funds and has served as either
investment  adviser  or  sub-adviser  to  the
Funds  since their inception in 1992.   Smith
Breeden  is  located  at 100  Europa  Drive,,
Suite 200, Chapel Hill, NC, 27514.

Smith  Breeden  is  a  money  management  and
consulting   firm  involved  in   (1)   money
management  for  separate  accounts  such  as
pensions   and   endowments,  (2)   financial
institution consulting and investment advice,
and   (3)   equity  investments.   The   firm
specializes  in  high credit  quality  fixed-
income   investments,  interest   rate   risk
management,  and  the application  of  option
pricing  to banking and investments.   As  of

June 30, 2000, Smith Breeden advises, or manages on a discretionary basis, assets totaling over $27 billion.

John B. Sprow serves as portfolio manager  to
the Stock Market Plus Fund and is responsible
for  its  day-to-day  operations.  Daniel  C.
Dektar   serves  as  the  portfolio   manager
responsible for the day-to-day operations of the Short Fund and Timothy D. Rowe serves as portfolio manager responsible for the day-to-day operations of the Intermediate Fund. All three individuals are Senior Vice-Presidents of Smith Breeden.

Each  of  the Funds is obligated by its  fund
management  contract to pay annual management
fees  to  Managers of 0.70% of average  daily
net  assets.   Managers,  in  turn,  pays   a
portion of this fee to Smith Breeden.

            FINANCIAL HIGHLIGHTS

The  financial highlights tables are intended
to  help you understand each Fund's financial
performance  for the past five  fiscal  years
or,  if  shorter,  since the  period  of  the
Fund's    operations.   Certain   information
reflects financial results for a single  Fund
share.   The  total  returns  in  the   table
represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, are included in the annual report to shareholders, which is available upon request.

MANAGERS SHORT DURATION GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

The  following  selected per share  data  and
ratios cover the fiscal periods from April 1,
1996 through March 31, 2000, and are part  of
the  Short Fund's financial statements  which
have  been audited by Deloitte & Touche  LLP,
independent  auditors. This  data  should  be
read  in  conjunction with the  Short  Fund's
most    recent   annual   audited   financial
statements  and  the  report  of  Deloitte  &
Touche LLP thereon, which are incorporated by reference in the Statement of Additional
Information for The Managers Trust II.

              Year Ended      Year Ended     Year Ended       Year Ended     Year Ended
              March 31, 2000  March 31, 1999 March 31, 1998   March 31, 1997 March 31, 1996
              -----------------------------------------------------------------------------
Net Asset
Value,          $9.94          $9.92             $9.83              $9.74       $9.90
Beginning of
Year

Income From
Investment
Operations
Net             0.537          0.451            0.484               0.476       0.621
investment
income
Net realized   (0.272)         0.016            0.114               0.146      (0.148)
and
unrealized
gain (loss)
on
Investments
Total from
investment     0.265           0.467            0.598               0.622       0.473
operations

Less
Distributions
Dividends
from net      (0.565)         (0.447)          (0.508)             (0.476)      (0.621)
investment
income
Dividends in
excess of
net               -                -               -               (0.056)      (0.012)
investment
income
Total         (0.565)          (0.44)           (0.508)            (0.532)       (0.633)
Distributions


Net Asset
Value, End     $9.64           $9.94             $9.92              $9.83         $9.74
of Year

Total Return   2.75%            4.83%            6.24%              6.57%          4.95%

Ratios/Supplemental
Data
Net assets,  $35,540,217       $60,807,449      $78,427,855       $118,988,609  $221,825,136
end of year

Ratio of
expenses to
average net
assets
Before        1.07%              1.00%           1.00%               0.93%          0.93%
expense
limitation
After         0.78%              0.78%           0.78%               0.78%          0.78%
expense
limitation
Ratio of net
income to
average net
assets
Before        5.72%              4.56%           5.06%               4.90%          6.13%
expense
limitation
After         6.01%              4.78%           5.28%               5.04%          6.29%
expense
limitation
Portfolio     268%                298%            626%                556%           225%
turnover
rate

Additional    performance   information    is presented in the U.S. Stock Market
Plans Short Fund's Annual Report, which is available without charge upon request.

MANAGERS   INTERMEDIATE  DURATION  GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

The following selected per share data and ratios cover the fiscal periods from April 1, 1996 through March 31, 2000, and are part of the Intermediate Fund's financial statements which have been audited by Deloitte & Touche
LLP, independent auditors. This data should be read in conjunction with the Intermediate
Fund's most recent annual audited financial statements and the report of Deloitte &
Touche LLP thereon, which are incorporated by reference in the Statement of Additional
Information for The Managers Trust II.

              Year Ended      Year Ended     Year Ended       Year Ended     Year Ended
              March 31, 2000  March 31, 1999 March 31, 1998   March 31, 1997 March 31, 1996
              -----------------------------------------------------------------------------
Net Asset
Value,         $9.91           $10.00            $9.73              $10.01        $9.83
Beginning of
Year

Income From
Investment
Operations
Net investment 0.534           0.525            0.590                0.599         0.660
income
Net realized  (0.499)          0.030            0.419               (0.024)        0.227
and unrealized
gain (loss) on
 Investments
Total from
investment     0.035            0.555           1.009                0.575         0.937
operations

Less
Distributions
Dividends from
net investment (0.534)         (0.515)         (0.561)              (0.604)      (0.656)
income
Dividends in
excess of net  (0.018)              -               -                   -             -
investment income
Distributions  (0.023)         (0.130)         (0.178)             (0.251)        (0.101)
from net
realized gain on
 Investments

Total          (0.575)         (0.645)         (0.739)             (0.855)        (0.757)
Distributions

Net Asset       $9.37            $9.91         $10.00               $9.73         $10.01
Value, End of
Year

Total Return   0.40%             5.73%          10.65%               5.92%          9.69%

Ratios/Supplemental
Data
Net assets,    $31,138,604      $55,125,797   $38,641,879         $37,735,525    $36,446,940
end of year

Ratio of
expenses to
average net
assets
Before expense   1.06%            1.06%           1.13%              1.16%           1.14%
limitation
After expense    0.88%            0.88%           0.88%              0.88%           0.90%
limitation
Ratio of net
income to
average net
assets
Before expense    5.54%           5.08%           5.36%              5.92%           6.26%
limitation
After  expense    5.72%           5.25%           5.61%              6.19%           6.49%
limitation
Portfolio         455%             423%            583%               409%            193%
turnover rate

Additional    performance   information    is presented  in the Intermediate
Fund's  Annual Report,  which  is available  without  charge upon request.

MANAGERS U.S. STOCK MARKET PLUS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

The  following  selected per share  data  and
ratios cover the fiscal periods from April 1,
1996 through March 31, 2000, and are part  of
the  Fund's financial statements, which  have
been   audited  by  Deloitte  &  Touche  LLP,
independent auditors. This data should be read in conjunction with the Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon, which are incorporated by reference in the Statement of Additional Information for The Managers Trust I.

              Year Ended      Year Ended     Year Ended       Year Ended     Year Ended
              March 31, 2000  March 31, 1999 March 31, 1998   March 31, 1997 March 31, 1996
              -----------------------------------------------------------------------------

Net Asset
Value,         $16.78           $16.86          $12.56             $12.27       $10.84
Beginning of
Year

Income From
Investment
Operations
Net investment 0.877             0.686          0.591              0.592         0.615
income
Net realized   1.382             1.763          4.940              1.813         2.768
and unrealized
gain on
investments
Total from
investment     2.259             2.449          5.531              2.405         3.383
operations

Less
Distributions
Dividends from
net investment (0.976)          (0.624)        (0.586)            (0.590)       (0.583)
income
Distributions  (2.043)          (1.905)        (0.645)            (1.525)       (1.370)
from net
realized gain
on Investments

Total          (3.019)         (2.529)         (1.231)           (2.115)        (1.953)
Distributions

Net Asset       $16.02          $16.78          $16.86           $12.56          $12.27
Value, End of
Year

Total Return   14.91%            17.17%          45.71%           21.41%         32.30%

Ratios/Supplemental
Data
Net assets,    $191,375,163   $185,584,121   $136,667,439       $13,507,377   $4,766,534
end of year
Ratio of
expenses to
average net
assets
Before expense   1.01%            1.04%            1.23%           2.60%          4.58%
limitation
After expense    0.88%            0.88%            0.88%           0.88%           0.90%
limitation
Ratio of net
income to
average net
assets
Before expense  5.34%             4.45%            4.44%            3.58%           1.85%
limitation
After expense  5.47%              4.62%            4.79%            5.30%           5.53%
limitation
Portfolio      442%                527%             424%             182%            107%
turnover rate

Additional    performance   information    is presented  in  the Stock Market
Plus  Fund's Annual  Report,  which is  available  without charge upon request.

YOUR ACCOUNT

As  an investor, you pay no sales charges  to
invest  in the Funds.   Furthermore, you  pay
no sales charges to transfer within the Fund family or even to redeem out of the Funds.
The price at which you purchase and redeem your shares is equal to the NET ASSET VALUE per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal tothe a Fund's net worth (assets minus liabilities) divided by the number of shares outstanding.
Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

Current  holiday schedules indicate that  the
Funds'   net   asset  values  will   not   be
calculated  on New Year's Day, Martin  Luther
King   Day,  President's  Day,  Good  Friday,
Memorial  Day, Independence Day,  Labor  Day,
Thanks-giving  Day  and  Christmas  Day.  The
Short and Intermediate Funds will also not be priced on Columbus Day and Veterans' Day.

A  Fund's  investments are  valued  based  on
market values.  If market quotations are  not
readily available for any security, the value
of   the  security  will  be  based   on   an
evaluation  of  its fair value,  pursuant  to
procedures  established  by  the   Board   of
Trustees.

MINIMUM INVESTMENTS IN THE FUNDS

Cash investments in the Funds must be in U.S.
Dollars.    Third-party  checks   which   are
payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund will be accepted.

The following table provides the minimum initial and additional investments in the
Funds:

                     Initial Investment        Additional Investment
                     -------------------       ---------------------

 Regular accounts        $  2,000                $    100
 Traditional IRA              500                     100
 Roth IRA                     500                     100
 Education IRA                500                     100
 SEP IRA                      500                     100
 SIMPLE IRA                   500                     100

A Fund may, in its discretion, waive the minimum initial and additional investment amounts at any time.

-----------------------------------------------------
A  Traditional  IRA  is an individual  retirement
account.   Contributions  may  be  deductible  at
certain   income   levels   and   earnings    are
tax-deferred    while   your   withdrawals    and
distributions are taxable in the year that they are made.

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You  should  consult your tax professional  for
more information on IRA accounts.
-----------------------------------------------------

HOW TO PURCHASE SHARES

BY MAIL
_______________________________________________________

To  open your account, complete and sign  the
appropriate application and make  your  check
payable  to  The Managers Trusts.   Mail  the
check and account application to the address on the application.

 *   To purchase additional shares, write a
     letter of instruction (or complete  your
     investment  stub).   Send  a  check  and
     investment stub or written instructions to the address on the stub. Please include your account number and Fund name on the check.

BY TELEPHONE
________________________________________________________

 *   After establishing this option on your
     account, call a client service representative during normal business hours, 8 a.m. to 6
     p.m. New York time,New York time, at (800)
     252-0682.

 * A redemption made within 15 days of a purchase made by check may be delayed if such check has not cleared.

FOR  BANK  WIRES:  Please call  the  Fund  at
(800)  835-3879 to get detailed instructions.
Please be aware that your bank may charge you a fee for this service.

THROUGH  BROKER-DEALERS AND  OTHER  FINANCIAL
INTERMEDIARIES:
___________________________________________________________

It  is important to keep in mind that if  you
invest through a third-party such as a  bank,
broker-dealer  or  other  fund   distribution
organizations rather than directly  with  us,
the  policies,  fees  and minimum  investment
amounts may be different than those described
in   this   Prospectus.    The   Funds   also
participate in "No Transaction Fee" programs with many national brokerage firms and may pay fees to these firms for participating in such programs.

HOW TO REDEEM SHARES

You  may sell your shares at any time.   Your
shares   will  be  sold  at  the   NAV   next
calculated  after the Funds'  Transfer  Agent
receives  your order.  Orders received  after
the  close  of regular business of  the  NYSE
(usually  4:00  p.m.  New  York  time)   will
receive the NAV per share determined at the close of trading on the next NYSE trading day.

BY MAIL
__________________________________________________________

Write a letter of instruction containing:
     -    the name of the Fund(s)
     -    the account number(s)
     -    dollar amount or number of shares to be
          redeemed
     -    the name(s) on the account
     -    the signature(s) of all account owners
     -    your daytime telephone number

     and call The Managers Trusts at 800-835-
     3879 for instructions on where and how to send these instructions.

BY TELEPHONE
___________________________________________________________

After   establishing  this  option  on   your
account, call a client service representative
during  normal business hours, 8  a.m.  to  6
p.m. New York time, at (800) 221-3137.

 * Telephone Redemptions are available only for redemptions which are below $25,000.

-------------------------------------------------
Redemptions  of  $25,000  or  more  require  a
SIGNATURE  GUARANTEE.  A  signature  guarantee
helps  to  protect  against  fraud.   You  can
obtain  one  from  most banks  and  securities
dealers.   A notary public CANNOT   provide  a
signature guarantee.  In joint accounts,  both
signatures must be guaranteed.
--------------------------------------------------

INVESTOR SERVICES

AUTOMATIC INVESTMENTS allows you to make automatic deductions from a designated bank account.

AUTOMATIC   REINVESTMENT  PLAN  allows   your
dividends and capital gain distributions to be reinvested in additional shares of the Funds or another Fund in the Fund family.
You can elect to receive dividends in cash.

EXCHANGE  PRIVILEGE allows  you  to  exchange
your  shares  of  the  Funds  for  shares  of
another  of  our  Funds.   There  is  no  fee
associated with this privilege.  Be  sure  to
read the Prospectus for any Fund that you are
exchanging   into.   You  can  request   your
exchange in writing, by telephone (if elected
on   the   application)   or   through   your
investment   advisor,  bank   or   investment
professional.

INDIVIDUAL RETIREMENT ACCOUNTS are available to you at no additional cost. Call us at
(800)  835-3879 for more information  and  an
IRA kit.

SYSTEMATIC EXCHANGE PLAN allows you  to  make
automatic  monthly exchanges from a  Fund  to
another  in  the Fund family.  Exchanges  are
completed on the 15th day of each month.   Be
sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th day of any month is a weekend or holiday, the exchange will be completed on the next business day.

SYSTEMATIC  WITHDRAWALS allows  you  to  make
automatic monthly withdrawals of $100 or more
per  Fund.  Withdrawals by check are normally
completed on the 25th day of each month.   If
the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

THE FUNDS AND THEIR POLICIES

     Each Fund reserves the right to:

       *  redeem  an  account if the value  of
          the account falls below $500 due to
          redemptions;

       *  suspend   redemptions  or   postpone
          payments  when the NYSE  is  closed
          for any reason other than its usual
          weekend or holiday closings or when
          trading   is  restricted   by   the
          Securities and Exchange Commission;

       *  change   its  minimum   investment
          amounts;

       *  delay    sending   out    redemption
          proceeds for up to seven days (this
          usually   applies  to  very   large
          redemptions     without     notice,
          excessive trading or during unusual
          market conditions);

       *  make   a   redemption   in-kind   (a
          payment   in  portfolio  securities
          instead  of  in cash) if  the  Fund
          determines that a redemption is too
          large and/or may cause harm to  the
          Fund and its shareholders;

       *  refuse   any  purchase  or  exchange
          request  if we determine that  such
          request could adversely affect  the
          Fund's   NAV,  including  if   such
          person  or  group  has  engaged  in
          excessive trading (to be determined
          in our discretion);

       *  after     prior     warning      and
          notification, close an account  due
          to excessive trading;

       *  impose  exchange or redemption  fees
          or  otherwise change the  terms  of
          your exchange privileges.

ACCOUNT STATEMENTS

You   will   receive  quarterly  and   annual
statements  detailing your account  activity.
All investors (other than IRA accounts) will also receive a Form 1099-DIV in January, detailing the tax characteristics of any dividends and distributions that are received on their account, whether taken in cash or additional shares. You will also receive confirmations after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

The  Short Fund and Intermediate Fund  intend
to   pay   monthly  distributions  to   their
shareholders  of net investment  income.  The
Stock  Market  Plus  Fund  intends  to   make
quarterly  distributions  of  net  investment
income.   All   Funds  will  distribute   net
realized  gains at least annually. Each  Fund
may   make   additional   distributions    if
necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.

The   monthly  distributions  for  the  Short
Fund's shares are quoted ex-dividend on the business day after record date (the "ex-date"). Record date is usually the first or second business day of the month. If a shareholder elects to reinvest dividends, the date the dividends are reinvested is also the ex-date. Dividends are paid in cash by the Short Fund generally one week after the ex-date.

The  Intermediate Fund will declare  a  daily
dividend  for  shareholders  of  record.  The
Intermediate  Fund's dividend  payable  date,
and the day that dividends are reinvested for
shareholders who have made this election,  is
the  last  business day of the month.  Shares
begin accruing dividends on the business  day
after  federal  funds (funds  credited  to  a
member  bank's account at the Federal Reserve
Bank) are available from the purchase payment
for  such  shares,  and  continue  to  accrue
dividends through and including the  day  the
redemption order for the shares is  executed.
If   an  investor  closes  his  account,  any
accrued dividends through and including the day of redemption will be paid as part of the redemption proceeds.

Dividends and capital gains distributions may
be  declared more or less frequently  at  the
direction  of the Trustees. In  order  to  be
entitled to a dividend or a distribution,  an
investor must acquire a Fund's shares  on  or
before  the  record date. Caution  should  be
exercised, however, before purchasing  shares
immediately  prior  to a distribution  record
date.  Since the value of a Fund's shares  is
based  directly  on  the amount  of  its  net
assets,  rather  than  on  the  principle  of
supply and demand, any distribution of income
or  capital gain will result in a decrease in
the  value of its shares equal to the  amount
of  the  distribution. While  a  dividend  or
capital  gain  distribution received  shortly
after   purchasing  shares   represents,   in
effect,   a   return  of  the   shareholder's
investment, it may be taxable as dividend income or capital gain.

We    will   automatically   reinvest    your
distributions of dividends and capital  gains
unless you tell us otherwise.  You may change
your  election by writing to us at  least  10
days prior to the scheduled payment date.

TAX INFORMATION

Please  be  aware that the following  federal
income  tax information is general  and  does
not describe all material tax consequences of
an investment in the Funds and refers only to
the  provisions of the Internal Revenue  Code
of 1986, as amended, that are in effect as of
the  date  of  this Prospectus.   You  should
consult   a   tax  adviser  about   the   tax
consequences of your investment  in  and  any
distributions  from the Funds, including  any
state,   local,   foreign,   or   other   tax
consequences.

All  Fund  distributions from net  investment
income (whether paid in cash or reinvested in
additional  shares) will be  taxable  to  its
shareholders as ordinary income, except  that
any  distributions of a Fund's net  long-term
capital   gain   will  be  taxable   to   its
shareholders   as  long-term   capital   gain
(generally taxed at a 20% rate in  the  hands
of non-corporate shareholders), regardless of
how long they have held their Fund shares. An
exchange  of  a Fund's shares for  shares  of
another Fund will be treated as a sale  of  a
Fund's   shares,   and  any   gain   on   the
transaction will be subject to federal income tax.

The  use  of  certain  synthetic  instruments
(including   certain   futures   and   option
contracts) by the Stock Market Plus Fund as a
means  of  achieving equity exposure  in  the
Stock  Market Plus Fund's market will require
the  Stock  Market  Plus Fund  to  mark  such
instruments to market, a practice which  will
accelerate  the  Stock  Market  Plus   Fund's
recognition of gain or loss.  With respect to
such  instruments, 60% of any  gain  or  loss
recognized  will  be  treated  as   long-term
capital gain or loss and 40% will be treated as short-term capital gain or loss.

Keep  in  mind  that  distributions  may   be
taxable to you at different rates depending on the length of time the Fund held the applicable investment and not on the length of time that you held your Fund shares. When you sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

   *      fail  to  provide a social  security
          number  or  taxpayer identification
          number;

   *      fail  to  certify that their  social
          security    number   or    taxpayer
          identification number  is  correct;
          or

   *      fail  to  certify  that  they  are
          exempt from withholding.

THE MANAGERS FUNDS

FOR MORE INFORMATION

Additional information for the Funds, including the Statement of Additional Information and the Semi-
Annual and Annual Reports, are available to you without charge and may be requested as follows:

   BY TELEPHONE:     Call 1-800-835-3879

   BY MAIL:          The Managers Funds
                     40 Richards Avenue
                     Norwalk, CT 06854

   ON THE INTERNET:  Electronic copies are available
                     on our website at http://www.managersfunds.com

Additional Information on the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Current Fund documents are on file with the Securities and Exchange Commission and are incorporated by reference (legally part of this Prospectus). Text-only copies are also available on the SEC's website at http://www.sec.gov, or upon payment of a duplication fee and an email request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009. (Call 1-202-942-8090 for hours of operation.) Information about the Funds also may be reviewed and copied at the SEC's Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBERS:

THE MANAGERS TRUST I, 811-6520

THE MANAGERS TRUST II, 811-6431

                      THE MANAGERS TRUST I
                      THE MANAGERS TRUST II

             MANAGERS SHORT DURATION GOVERNMENT FUND
         MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND
              MANAGERS U.S. STOCK MARKET PLUS FUND

               STATEMENT OF ADDITIONAL INFORMATION

                      DATED AUGUST 1, 2000

     This Statement of Additional Information contains information pertaining to the Managers Trust I ("Trust I"), a no-load open-end management investment company offering redeemable shares of beneficial interest in the Managers U.S. Stock Market Plus Fund ("Stock Market Plus Fund", formerly known as the Smith Breeden U.S. Equity Market Plus Fund) and the Managers Trust II ("Trust II"), a no-load open-end management investment company offering redeemable shares of beneficial interest in two separate series, the Managers Short Duration Government Fund (the "Short Fund", formerly known as the Smith Breeden Short Duration U.S. Government Fund) and the Managers Intermediate Duration Government Fund (the "Intermediate Fund," formerly known as the Smith Breeden Intermediate Duration U.S. Government Fund). This Statement of Additional Information contains information which may be useful to investors and which is not included in the Prospectus for the Funds. This Statement of Additional
Information is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Short, Intermediate and Stock Market Plus Funds (each a "Fund" and collectively the "Funds") dated August 1, 2000 as may be amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-835-3879. The executive offices of the Trusts are located at 40 Richards Avenue, Norwalk, Connecticut, 06854.


Contents                                                     Page
----------                                                  ------
MISCELLANEOUS INVESTMENT PRACTICES AND RISK CONSIDERATIONS     2
HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS        5
INVESTMENT RESTRICTIONS                                        9
BOARD OF TRUSTEES AND OFFICERS OF THE TRUSTS                  12
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES           14
MANAGEMENT OF THE FUNDS                                       15
BROKERAGE ALLOCATION AND OTHER PRACTICES                      20
PURCHASE, REDEMPTION AND PRICING OF SHARES                    21
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                       23
STANDARD PERFORMANCE MEASURES                                 26
ADDITIONAL INFORMATION FOR INSTITUTIONAL INVESTORS            29
EXPERTS                                                       29
FINANCIAL STATEMENTS                                          29

   MISCELLANEOUS INVESTMENT PRACTICES AND RISK CONSIDERATIONS

INVESTMENT POLICIES

     The following supplements the information contained in the Prospectus about the investment policies of the Short Fund, Intermediate Fund and Stock Market Plus Fund. Terms used herein have the same meanings as in the Prospectus.

     REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Funds' present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Funds which are collateralized by the securities subject to repurchase. Managers and the Subadvisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

     FORWARD COMMITMENTS. A Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments," "when issued" and "delayed delivery" securities) if a Fund holds until the settlement date, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if a Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous return or price. Although a Fund will generally enter into a forward commitment with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if Managers and the Subadvisor deem it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

     SECURITIES LOANS. A Fund may make secured loans of its securities amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreement requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent.

     The Fund retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

     BORROWING. A Fund may borrow from banks and enter into reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of a Fund's total assets (computed at the time the loan is made) in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. A Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur borrowing costs when it leverages, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If the income and appreciation on assets acquired with borrowed funds exceed their borrowing cost, the Fund's investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This speculative characteristic is known as "leverage."

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. A Fund may enter into reverse repurchase agreements and dollar roll agreements with commercial banks and registered broker-dealers to seek to enhance returns. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether or not to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by a Fund.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series, which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. Payments of interest or principal on some classes or series of CMOs may be subject to contingencies, or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pools are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of a CMO held by the Funds would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Another type of CMO is a real estate mortgage investment conduit ("REMIC") which qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages principally secured by interests in real property and other permitted investments.

     CMOs also include securities representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent that income from such underlying mortgages or mortgage-backed securities exceeds the amounts necessary to satisfy the issuer's debt obligations represented by all other outstanding classes or series of the CMOs. In addition, if a CMO bears interest at an adjustable-rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based. As a non-fundamental policy (meaning it can be changed without the vote of the shareholders), the Short and Intermediate Fund will not invest in Residuals.

     In reliance on an interpretation by the Securities and Exchange Commission ("SEC"), the Funds' investments in certain qualifying CMOs and REMICs are not subject to the 1940 Act's limitations on acquiring interests in other investment companies. CMOs and REMICs issued by an agency or instrumentality of the U.S. Government are considered U.S. Government securities for the purposes of this Prospectus.

     STRIPPED SECURITIES ("STRIPS"). STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets ("interest-only" or "IO" class), while the other class will receive all of the principal ("principal-only" or "PO" class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by S&P or Moody's, respectively. These risks (and potential benefits) will be managed by investing in a variety of such securities and by using certain hedging techniques, as described in "Derivatives Risk" in the Prospectus. In addition, the secondary market for STRIPS may be less liquid than that for other mortgage-backed or asset-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

     The Funds expect that interest-only STRIPS will be purchased for their hedging characteristics. Because of their structure, interest-only STRIPS will most likely move differently than typical fixed income securities in relation to changes in interest rates. For example, with increases in interest rates, these securities will typically increase rather than decrease in value. As a result, since they move differently to changes in interest rates than the typical investments held by a Fund, interest-only STRIPS can be used as hedging instruments to reduce the variance of a Fund's net asset value from its targeted option-adjusted duration. There can be no assurance that the use of interest-only STRIPS will be effective as a hedging technique, in which event, a Fund's overall performance may be less than if the Fund had not purchased the STRIPS. STRIPS will not constitute more than 5% of a Fund's net assets.

     The determination of whether certain IO and PO STRIPS issued by the U.S. Government and backed by fixed-rate mortgages are liquid shall be made by the Trustees in accordance with applicable pronouncements of the SEC. At present all other IO and PO STRIPS are treated as illiquid securities for the purposes of the 15% limitation on illiquid securities as a percentage of a Fund's net assets.

     In addition to STRIPS issued by the U.S. Government, its agencies or instrumentalities, the Funds may purchase STRIPS issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of these entities. However, the Short and Intermediate Funds will purchase only STRIPS that are collateralized by mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Under no circumstances will the Short or Intermediate Funds purchase STRIPS if such purchase would cause STRIPS to exceed 5% of the assets of a Fund.

     ZERO COUPON SECURITIES. The Funds may invest in "zero coupon" securities, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

     A Fund is required to accrue and distribute income from zero coupon securities on a current basis, even though it does not receive the income currently. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

     CONVERTIBLE SECURITIES. The Stock Market Plus Fund may invest in convertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock of the same issuer. Convertible securities have general characteristics similar to both fixed income and equity securities. The market value of convertible securities declines as interest rates increase, and increases as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore will also react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and consequently may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of convertible securities tend to rise as a reflection of the value of the underlying common stock. Issuers of convertible securities may default on their obligations.

     CORPORATE DEBT SECURITIES. The Stock Market Plus Fund may invest in corporate debt securities which are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. Debt securities issued by smaller and medium sized issuers may be less actively traded than those of larger issuers and may experience greater fluctuations in price. Smaller and medium sized issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and therefore be more susceptible to adverse market conditions than larger issuers.

     RESTRICTED SECURITIES. Restricted securities represent securities that can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in registered public offering. Restricted securities deemed to be liquid under procedures established by the Funds' Board of Trustees are not subject to the limitations on illiquid securities.

     HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS

     FUTURES CONTRACTS AND RELATED OPTIONS. As a purchaser of a futures contract, a Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the seller in cash the difference between the original price in the futures contract and the market price of the instrument on the specified date, if the market price is lower (or higher, as the case may be). A futures contract sale creates an obligation by a Fund, as seller, to deliver the specified type of financial instrument called for in the contract at a specified future time for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the buyer in cash the difference between the original price in the futures contract and the market price of the instrument on the specified date, if the market price is higher (or lower, as the case may be). The potential losses from investment in futures contracts is unlimited. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and short position if the option is a put).

     Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Fund will be able to enter into a closing transaction.

     Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client, but rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures
contract.   The margin deposits made are marked to  market  daily
and the Funds may be required to make subsequent deposits into the segregated account, maintained at its Custodian for that purpose, of cash, U.S. Government securities or other liquid high-grade debt securities, called "variation margin," in the name of the broker, which are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, Eurodollar instruments, U.S. Treasury Notes and GNMA Certificates.

     Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Funds have insufficient cash, it may be disadvantageous to do so. In addition, the Funds may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. An inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures or options, a Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

     The variable degree of correlation between price movements of futures contracts and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund's position. In addition, futures and futures option markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of a Fund to hedge successfully will depend on the Subadvisor's ability to forecast pertinent market movements, which cannot be assured.

     In order to achieve its investment objective, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration calculations by the Subadvisor. If the actual price movements of the securities and futures are inconsistent with their durations as so calculated, the hedge may not be fully effective.

     A Fund will not maintain open short positions in interest rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the expected volatility relationship between the Fund and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation.

     Finally, the daily deposit requirements in futures contracts create a greater ongoing potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions may reduce net asset value. Income earned by a Fund from its hedging activities generally will be treated as capital gains.

     In accordance with regulations established by the Commodity Futures Trading Commission, each Fund's aggregate initial margin and premiums on all futures and options contract positions not held for bona fide hedging purposes, will not exceed 5% of a Fund's net assets, after taking into account unrealized profits and losses on such contracts.

     At times, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged, depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration calculations by the Subadviser. If the actual price movements of the securities and futures are inconsistent with the Subadviser's estimates of their durations, the hedge may not be effective.

     A Fund will not maintain open short positions in interest rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its fixed-income securities portfolio plus or minus the unrealized gain or loss on these open positions, adjusted for the expected volatility relationship between the portfolio and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, a Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation.

     SWAPS, CAPS, FLOORS AND COLLARS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their nature, swap agreements may increase or decrease exposure to interest rates, mortgage securities, or other factors such as stock or bond indices. The Funds will enter into swaps only on a net basis, i.e., where the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount, but gives up the benefits of an interest rate decline below the minimum amount.

     There can be no assurance that a Fund will be able to enter into swaps, caps, floors or collars on favorable terms. Furthermore, there can be no assurance that the Funds will be able to terminate a swap or sell or offset caps, floors or collars notwithstanding any terms in the agreements providing for such termination. The Fund will enter into swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under a swap contract may be made at the conclusion of the contract or periodically during its term.

     Inasmuch as these transactions are entered into for hedging purposes, the Fund believes that swaps, caps, floors and collars do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the Investment Company Act of 1940 ("1940 Act").

     If there is default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no assurance that swap, cap, floor or collar counterparties will be able to meet their obligations pursuant to their contracts, or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to swaps, caps, floors or collars.

     The swap, cap, floor and collar market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized documentation. As a result, this market has become relatively liquid, although the Fund will still treat these instruments as illiquid investments subject to the limitation on such investments described under "Liquidity Risk" in the Prospectus.

     Inasmuch as these hedging transactions are entered into for hedging purposes, the Funds believe swaps, caps, floors and collars do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act.

     The Short Fund and Intermediate Fund will not write any caps, floors and collars, and will not enter into any swap, cap, floor or collar transaction unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the other party is rated either AA or A-1 or better by Standard & Poor's Corporation ("S&P") or Aa or P-1 or better by Moody's Investors Service, Inc. ("Moody's") at the time of entering into such transaction.

     The  Stock  Market Plus Fund will not enter into  any  swap, cap,  collar  or floor contract unless, at the time  of  entering
into   such  transaction,  the  unsecured  senior  debt  of   the
counterparty is rated at least A by Moody's or S&P.

     OPTIONS. A put option gives the purchaser of the option the right to sell and the writer the obligation, if the purchaser exercises his right, to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of the option the right to buy and the writer the obligation, if the purchaser exercises his right, to sell the underlying security at the exercise price during the option period. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

     The purchaser of an option risks losing his entire investment in a short period of time. If an option is not sold while it has remaining value, or if during the life of an option the underlying interest does not appreciate, in the case of a call option, or depreciate, in the case of a put option, the purchaser of such option may lose his entire investment. On the other hand, given the same market conditions, if the potential purchaser of a call option purchases the underlying interest directly without purchasing a call option or if the potential purchaser of a put option decides not to purchase the put option, such a potential purchaser might have less of a loss. An option purchaser does not have the choice of "waiting out" an unexpected decrease or increase in the underlying instrument's price beyond the expiration date of the option. The more that an option is out-of-the-money and the shorter its remaining term to expiration, the greater the risk that a purchaser of the option will lose all or part of his investment. Further, except where the value of the remaining life of an option may be realized in the secondary market, for an option purchase to be profitable the market price of the underlying interest must exceed or, as applicable, be below the exercise price by more than the premium and transaction costs paid in connection with the purchase of the option and its sale or exercise.

     A Fund's ability to close out its position as a purchaser of an exchange-listed option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers or financial institutions which have entered into direct agreement with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. OTC Options and their underlying securities are considered illiquid. The Funds will engage in OTC Option transactions only with primary United States Government securities dealers recognized by the Federal Reserve Bank of New York. Managers and the Subadvisor monitor the creditworthiness of dealers with whom a Fund enters into OTC options transactions under the general supervision of each Fund's Board of Trustees.

     The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

                     INVESTMENT RESTRICTIONS

INVESTMENT RESTRICTIONS OF THE MANAGERS SHORT DURATION GOVERNMENT
FUND AND MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

     The following restrictions (except as noted) have been adopted as fundamental policies for the Short and Intermediate Funds, which means that they may not be changed without the approval of a majority of the outstanding shares of each of the Short and Intermediate Funds, as the case may be (as defined in the 1940 Act). The Short and Intermediate Funds may not (except that none of the following investment restrictions shall prevent such Funds from investing all of their assets (other than assets which are not "investment securities" as defined in the 1940 Act) in an open-end investment company with substantially the same investment objectives):

     1. Issue senior securities, borrow money or pledge its assets, except that a Fund may borrow from banks or through reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of its respective total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities, and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a "when issued" or "delayed delivery" basis, the purchase and sale of futures contracts, the entry into reverse repurchase agreements and dollar roll transactions, short sales, interest rate swaps, mortgage swaps, over-the-counter options, and collateral arrangements with respect thereto are not deemed to be a pledge of assets and none of such transactions or arrangements nor obligations of the Funds to Trustees pursuant to deferred compensation arrangements are deemed to be the issuance of a senior security.

     2.   Act  as  underwriter  except to  the  extent  that,  in
          connection   with   the   disposition   of    portfolio
          securities, it may be deemed to be an underwriter under certain federal securities laws.

     3. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result: (i) with respect to 75% of its total assets more than 5% of the Short or Intermediate Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of a Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

     4. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer.

     5. Purchase any security, other than mortgage-backed securities, or obligations of the U.S. Government, its agencies or instrumentalities, if as a result a Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation; except for investments in regulated investment companies with the same objective.

     6. Acquire, lease or hold real estate. (Does not preclude investments in securities collateralized by real estate or interests therein.)

     7. Purchase or sell commodities or commodity contracts except for hedging purposes.

     8. Invest in interests in oil, gas or other mineral exploration or development program.

     9. Invest in companies for the purpose of exercising control or management.

     10. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act.

     11. Make loans of money or property to any person, except through loans of portfolio securities to qualified institutions, the purchase of debt obligations in which a Fund may invest consistently with its investment objectives and policies and investment limitations or the investment in repurchase agreements with qualified institutions. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund's respective total assets (including such loans).

     12. Purchase securities on margin (though a Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     13. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of a Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the box" are not subject to this limitation.

INVESTMENT RESTRICTIONS OF THE MANAGERS STOCK MARKET PLUS FUND

     As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Managers Stock Market Plus Fund may not and will not engage in the following activities. The Investment Company Act of 1940 (the "Investment Company Act") provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.)

     1. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or through reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of its respective total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a "when-issued" or delayed delivery basis, the purchase and sale of futures contracts, the entry into forward contracts, reverse repurchase agreements and dollar roll  transactions,  short sales, interest  rate  caps,
          floors and swaps, mortgage swaps, and collateral, arrangements with respect thereto and such other practices as may be determined by counsel to the Fund (consistent with pronouncements of the Securities and Exchange Commission (the "SEC")) are not deemed to be a pledge of assets and ,none of such transactions or arrangements nor obligations of the Fund to Trustees pursuant to deferred compensation arrangements are deemed to be the issuance of a senior security.

     2.   Act  as  underwriter  except to  the  extent  that,  in
          connection   with   the   disposition   of    portfolio
          securities, it may be deemed to be an underwriter under certain federal securities laws.

     3. Acquire, sell, lease or hold real estate or real estate limited partnerships, except that it may invest in securities of companies which deal in real estate and in securities collateralized by real estate or interests therein and it may acquire, sell, lease or hold real estate in connection with protecting its rights as a creditor.

     4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon. (For purposes of this restriction, "commodity contracts" do not include caps, floors, collars or swaps.)

     5. Invest in interests in oil, gas, mineral leases or other mineral exploration or development program.

     6. Invest in companies for the purpose of exercising control or management.

     7.   Purchase securities of other investment companies.

     8. Make loans of money or property to any person, except through loans of portfolio securities to qualified institutions, the purchase of debt obligations in which the Fund may invest consistently with its investment objectives and policies and investment limitations or the investment in repurchase agreements with qualified institutions. The Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of the Fund's total assets (including such loans).

     9. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     10. Make short sales of securities or maintain a short position if, where added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

     11.  Purchase   any  security,  other  than  mortgage-backed
          securities, obligations of the U.S. Government, its agencies or instrumentalities, collateralized mortgage obligations, and shares of other investment companies as permitted pursuant to exemptive relief granted by the SEC, if as a result the Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation.

     12. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities and shares of other investment companies as permitted pursuant to exemptive relief granted by the SEC) if as a result 25% or more of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

     It is contrary to a Fund's present policy, which may be changed without shareholder approval, to:

          (a) sell over-the-counter options which it does not own; or
          (b) sell options on futures contracts which options it does not own.
          (c)  invest in residual interests in a REMIC or a CMO.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the asset coverage for borrowings falls below 300%, the Funds will take prompt action to reduce borrowings as required by applicable laws.

     In order to change any of the foregoing restrictions, which are fundamental policies, approval must be obtained by shareholders of a Fund. Such approval requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or (ii) more than 50% of the outstanding voting securities.

OTHER POLICIES

     There are no restrictions or limitations on investments in obligations of the United States, or of corporations chartered by Congress as federal government instrumentalities. The underlying assets of a Fund may be retained in cash, including cash equivalents which are Treasury bills, short-term bank obligations such as certificates of deposit, bankers' acceptances and repurchase agreements. However, it is intended that only so much of the underlying assets of a Fund be retained in cash as is deemed desirable or expedient under then-existing market conditions. As noted in the Prospectus, a Fund may invest up to 15% of its respective total net assets in illiquid securities.

          BOARD OF TRUSTEES AND OFFICERS OF THE TRUSTS

     The current Trustees and Officers of each of the Trusts, their business addresses, principal occupations and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trusts and the Funds. Unless otherwise noted, the address of the current Trustees and Officers is the address of the Trusts: 40 Richards Avenue, Norwalk, CT 06854.

     JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of the Trust since March 1999. He has served as a Trustee since August 2000 and also serves as a Trustee of The Managers Funds and Managers AMG Funds. His date of birth is September 9, 1937.

     WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions since 1998. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee since August 2000 and also serves as a Trustee of The Managers Funds and Managers AMG Funds. His date of birth is September 23, 1941.

     SEAN M. HEALEY1- Trustee; President and Chief Operating Officer of Affiliated Managers Group, Inc. since October 1999. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. He has served as a Trustee since August 2000 and also serves as a Trustee of The Managers Funds and Managers AMG Funds. His date of birth is May 9, 1961.

     EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton
& Putnam since 1977. He has served as a Trustee since August 2000 and also serves as a Trustee of The Managers Funds and Managers
AMG Funds.  His date of birth is September 23, 1945.

     MADELINE H. MCWHINNEY- Trustee; Member of the Investment Committee, New Jersey Supreme Court since 1990. From 1977 to 1994, she was the President of Dale, Elliott & Company, Inc., Management Consultants. From 1983 to 1998, she was a Member of the Advisory Board on Professional Ethics, New Jersey Supreme Court. She also serves as a Trustee of The Managers Funds. Her date of birth is March 11, 1922.

     STEVEN J. PAGGIOLI- Trustee; Executive Vice President and Director, The Wadsworth Group since 1986. Vice President,
Secretary and Director of First Fund Distributors, Inc. since 1991. Executive Vice President, Secretary and Director of Investment Company Administration, LLC since 1990. Trustee of Professionally Managed Portfolios since 1991. He has served as a Trustee since August 2000 and also serves as a Trustee of The Managers Funds. His date of birth is April 3, 1950.

     ERIC   RAKOWSKI   -  Trustee;   Professor,   University   of
California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee since August 2000 and also serves as a Trustee of Managers AMG Funds. His date of birth is June 5, 1958.

-------------------------------
1 Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

     THOMAS R. SCHNEEWEIS- Trustee; Professor of Finance, University of Massachusetts since 1985. Managing Director, CISDM at the University of Massachusetts since 1994. He has served as a Trustee since August 2000 and also serves as a Trustee of Managers AMG Funds. His date of birth is May 10, 1947.

     PETER M. LEBOVITZ - President; President of The Managers Funds LLC. From September 1994 to April 1999, he was Managing
     Director of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

     DONALD S. RUMERY - Treasurer and Secretary; Chief Financial Officer, Secretary and Treasurer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. Chief Financial Officer, Secretary and Treasurer of The Managers Funds since December 1994, and Managers AMG Funds since September 1999. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

     PETER M. MCCABE - Assistant Treasurer; Portfolio Administrator and Assistant Treasurer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. Assistant Treasurer of The Managers Funds since August 1995 and Managers AMG Funds since December, 1999. From July 1994 to August 1995, he has a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.

     LAURA A. DESALVO - Assistant Secretary; Legal/Compliance Officer and Assistant Secretary of The Managers Funds LLC (formerly The Managers Funds, L.P.) since September 1997. Assistant Secretary of The Managers Funds since September 1997 and Managers AMG Funds since September 1999. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.

TRUSTEES' COMPENSATION

     Information regarding the compensation of the Trustees of the Trusts during the fiscal year ended March 31, 2000 is presented in the table below. The Trusts paid no compensation to their officer or to the Trustees who were directors, officers or employees of Smith Breeden.

COMPENSATION TABLE FOR THE FISCAL YAER ENDED MARCH 31, 2000


NAME              AGGREGATE COMPENSATION  PENSION OR   ESTIMATED ANNUAL  TOTAL COMPENSATION
                  FROM FUNDS (a)(b)       RETIREMENT   BENEFITS UPON     FROM TRUSTS
                                          BENEFITS     RETIREMENT        PAID TO TRUSTEE
                                          ACCRUED AS
                                         PART OF TRUST
                                          EXPENSES
---------------------------------------------------------------------------------------------

Douglas T. Breeden*    $     0             None           N/A           $     0

Michael J. Giarla*     $     0             None           N/A           $     0

Stephen M. Schaefer    $97,917             None           N/A           $97,917

Myron S. Scholes       $97,917             None           N/A           $97,917

William F. Sharpe      $97,917             None           N/A           $97,917

                                   13

(a) The Trusts did not provide any pension or retirement benefits to the Trustees for the fiscal year ended March 31, 2000.

(b) The compensation of the Trustees is based on their serving on the Boards of both Trusts.


       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As of July 3, 2000, Charles Schwab & Co., Inc. "controlled" (within the meaning of the 1940 Act) the Short Fund, Intermediate Fund and Stock Market Plus Fund. An entity which controls a Fund could have effective voting control over a Fund. Certain of these shareholders are omnibus processing organizations.

     Listed below is information regarding holders of 5% or more of the shares of the Funds as of July 3, 2000, including their names, address and ownership percentages.



     SHORT FUND

Charles Schwab & Co. Inc., Special    31.7631%
Custody Account for Exclusive
Benefit of Customers.Attn: Mutual
Funds, 101 Montgomery Street, San
Francisco, CA 94104-4122

Harris Regional Hospital, 59          14.3287%
Hospital Road,  Sylva NC 28779-2732

Pacific Mutual Door Company, Attn:    10.3089%
Trust Dept, 7150 E 116th St Fishers
IN 46038-1729

HWM.  Attn Trust Dept, 7150 E 116th   8.2352%
Street, Fishers IN 46038-1729

     INTERMEDIATE FUND

Charles  Schwab & Co. Inc.,  Special  60.2299%
Custody    Account   for   Exclusive
Benefit  of  Customers.Attn:  Mutual
Funds,  101  Montgomery Street,  San
Francisco, CA 94104-4122

National Investor Services Corp  For  12.6438%
the   Exclusive   Benefit   of   Our
Customers,  55  Water Street,  Florr
32, New York, NY 10041-3299



     STOCK MARKET PLUS FUND

Charles  Schwab & Co. Inc.,  Special  35.8717%
Custody    Account   for   Exclusive
Benefit  of  Customers.Attn:  Mutual
Funds,  101  Montgomery Street,  San
Francisco, CA 94104-4122



MANAGEMENT OWNERSHIP

     As of July 3, 2000, Trustees and Officers beneficially as a group owned less than 1% of the outstanding shares of any Fund.

                     MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER AND SUBADVISOR

     The Trustees provide broad supervision of the operations and affairs of the Trusts and the Funds. The Managers Funds LLC ("Managers") serves as investment manager to and distributor of the Fund. The Investment Manager also serves as administrator of the Funds and carries out the daily administration of the Trusts and the Funds. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisors for individuals and institutional investors.

     Managers is a wholly-owned subsidiary of Affiliated Managers Group, Inc. ("AMG"), a publicly traded asset management holding company. AMG serves as the Managing Member of The Managers Funds LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     Managers has retained the services of a subadviser by entering into an advisory agreement with the Subadvisor known as a "Subadvisory Agreement." The subadvisor is Smith Breeden Associates, Inc (the "Subadvisor", "SBA" or "Smith Breeden"). Smith Breeden is a money management and consulting firm involved in (1) money management for separate accounts such as pensions and endowments, (2) financial institution consulting and investment advice, and (3) equity investments. The firm specializes in high credit quality fixed-income investments, interest rate risk management, and the application of option pricing to banking and investments. Smith Breeden currently advises, or manages on a discretionary basis, assets totaling over $27 billion. Of the $27 billion, more than $8 billion is managed on a discretionary basis for a wide range of public and private sector institutional clients. Smith Breeden has managed the assets in the Funds since their inception in 1992 as either investment manager or subadvisor.

     Smith Breeden has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with a Fund's investment objectives, policies and restrictions. Generally, the services which a subadvisor provides to a Fund are limited to asset management and related recordkeeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

     A subadvisor or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission. Smith Breeden does not have any affiliated broker dealers and does not expect to receive any brokerage commissions, or mark-ups, in connection with any transaction.

COMPENSATION OF MANAGERS AND SMITH BREEDEN BY THE FUND

     As compensation for the investment management services rendered and related expenses under the Management Agreements, the Funds have agreed to pay Managers an investment management fee of 0.70% annually, which is computed daily as a percentage of the average of the value of the net assets of each Fund and may be paid monthly.

     As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, Managers has agreed to pay the Smith Breeden a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that Smith Breeden manages. The fee paid to Smith Breeden is paid out of the fee the Managers receives from the Fund and does not increase the expenses of the Fund.

     The fee rate may change if assets of the Funds fall below certain levels. In addition, SBA agrees that if Managers has waived all or a portion of a Fund's advisory fee, or if Managers has agreed to pay or reimburse the expenses of a Fund above a certain level, SBA will, upon request by Managers, waive a pro-rata share of the subadvisory fee payable to SBA or reimburse the Fund for a pro-rata share of such expenses, so that the amount of expenses waived or borne by SBA will bear the same ratio to the total amount of the subadvisory fees with respect to such Fund as the amount waived or borne by Managers.

     Pursuant to an Agreement between Managers and SBA dated  May
22, 2000, Managers may also pay SBA up to $6,156,000 at certain points through July 31, 2005 if assets grow to certain target levels.

MANAGEMENT AND SUBADVISORY AGREEMENTS

     The  Management  Agreements provide  that,  subject  to  the general supervision of the Trustees, Managers will provide a continuous investment program for the Funds and determine the composition of the assets of the Funds, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Funds. During the term of the Management Agreements, Managers will pay all expenses incurred by it in connection with its activities under the Management Agreements, including fees payable to subadvisors, salaries and expenses of the trustees of the Funds who are employees of Managers or its affiliates, and office rent of the Funds; but each Fund will be responsible for all other expenses of its operation, including among others brokerage commissions, interest, legal fees and expenses of attorneys, and fees of auditors, transfer agents, dividend disbursement agents, custodians, and shareholder servicing agents. Managers will provide such services in accordance with the Funds' investment objectives, investment policies, and investment restrictions. The provision of investment advisory services by Managers to the Funds will not be exclusive under the terms of the Management Agreements, and Managers will be free to, and will, render investment advisory services to others.

     The Management Agreements provide that they will, unless sooner terminated as described below, continue in effect for a period of two years from their effective date and will continue from year to year thereafter with respect to each Fund, so long as such continuance is approved at least annually (i) by the vote of a majority of the Board of Trustees of the relevant Trust or
(ii) by the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the 1940 Act), and provided that in either event they are also approved by the vote of a majority of the Independent Trustees of the relevant Trust. Each Management Agreement provides that it may be amended only in accordance with the 1940 Act and that it terminates automatically in the event of its assignment (as defined in the 1940 Act).

     The Management Agreements may be terminated at any time, without the payment of any penalty, (i) by the relevant Trust by vote of a majority of its Board of Trustees, (ii) by vote of a majority of the outstanding voting securities of the relevant Trust, or (iii) with respect to any Fund, by vote of a majority of the outstanding securities of such Fund, upon 60 days written notice to Managers. The Management Agreements may be terminated by Managers upon 60 days written notice to the Trust.

     The Management Agreements provide that, except as may otherwise be required by the 1940 Act or the rules thereunder, Managers shall not be subject to any liability for any act or omission connected with services rendered under the Management Agreements or for any losses that may be sustained in the purchase, holding, or sale of any security, except by reason of Managers willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Managers' reckless disregard of its obligations and duties under the Management Agreements.

     The Subadvisory Agreements provide that, subject to the general supervision of the Board of the relevant Trust and Managers, SBA shall manage the composition of each of the Funds, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Funds. Under the Subadvisory Agreements, SBA is required to provide such services in accordance with each Fund's investment objectives, investment policies, and investment restrictions as stated in the relevant registration statement filed with the SEC, as supplemented and amended from time to time. The provision of investment advisory services by SBA to the Funds will not be exclusive under the terms of the Subadvisory Agreements, and SBA will be free to, and will, render investment advisory services to others.

     The Subadvisory Agreements provide that they will, unless sooner terminated as described below, continue in effect for a period of two years from their effective date and will continue thereafter with respect to each Fund, so long as such continuance is approved at least annually (i) by the vote of a majority of the Board of the relevant Trust or (ii) by the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the 1940 Act). The Subadvisory Agreements provide that they may be amended only in accordance with the 1940 Act and that they terminate automatically in the event of their assignment (as defined in the 1940 Act).

     The Subadvisory Agreements may be terminated: (i) by Managers at any time, without payment of a penalty, upon notice to SBA and the relevant Trust, (ii) at any time, without payment of a penalty, by the relevant Trust or a majority of the outstanding voting securities of the Fund, or (iii) by SBA at any time, without payment of a penalty, upon 30 days notice to Managers and the relevant Trust.

     The Subadvisory Agreements provide that SBA shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by Managers or the relevant Trust in connection with the Subadvisory Agreements, except by reason of SBA's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of SBA's reckless disregard of its obligations and duties under the Proposed Subadvisory Agreements.

FEE WAIVERS AND EXPENSE LIMITATIONS

     As  described  in  the  Prospectus,  Managers  has  made   a
voluntary undertaking to limit the expenses of each Fund and has also entered into an expense limitation agreement with respect to the Funds.

CAPITAL STRUCTURE

     The Managers Trust I and The Managers Trust II are both Massachusetts business trusts. Trust I was organized under an Agreement and Declaration of Trust dated December 18, 1991 (under the name Smith Breeden Trust). Trust II was organized under an

Agreement and Declaration of Trust dated October 3, 1991 (under the name Smith Breeden Series Fund). Copies of both Agreements, which are governed by Massachusetts law, are on file with the Secretary of The Commonwealth of Massachusetts.

     The Trustees have the authority to issue shares in an unlimited number of series of either Trust. Each such fund's shares may be further divided into classes. The assets and liabilities of each Fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

     Shareholders of the Funds of each Trust will vote together in electing the Trust's trustees and in certain other matters. Shareholders should be aware that the outcome of the election of trustees and of certain other matters for their trust could be controlled by the shareholders of another fund. The shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the trustees if they choose to do so.

     Neither Trust is required to hold annual meetings of its shareholders. However, shareholders of each Trust have the right to call a meeting to take certain actions as provided in the Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider such actions, the Trust II has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than a Fund's insurance coverage and (ii) a Fund itself was unable to meet its obligations.

FUND CHARGES AND EXPENSES

     MANAGEMENT FEES. Each Fund pays a monthly fee to Managers based on the average net assets of the Fund, as determined at the close of each business day during the month. The fee is computed at an annual rate of 0.70%. Advisory fees for the past three fiscal years are as follows. These advisory fees were paid directly to Smith Breeden, which served as Investment Manager until July 31, 2000.

     Fiscal Year       Advisory      Advisory     Advisory
     Ended            Fee Paid by  Fee Paid by  Fee Paid by
                         Stock      Short Fund  Intermediate
                      Market Plus                 Fund
                         Fund
-------------------------------------------------------------
     March 31, 2000    $1,465,858   $374,112      $340,173
     March 31, 1999    $1,090,372   $508,343      $355,620
     March 31, 1998    $423,706     $727,735      $271,230


     The following chart details the reimbursements to the Funds for each of the last three fiscal years, under voluntary expense limitation provisions. These reimbursements were made by Smith Breeden, which served as Investment Manager during the periods indicated in this table.

     Fiscal Year        Amounts      Amounts      Amounts
     Ended            Reimbursed    Reimbursed   Reimbursed
                          to         to Short        to
                         Stock         Fund     Intermediate
                      Market Plus                  Fund
                         Fund
   -------------------------------------------------------------

     March 31, 2000    $269,913     $155,667      $88,225
     March 31, 1999    $251,051     $155,616      $83,434
     March 31, 1998    $215,049     $231,365      $97,835

CODE OF ETHICS

     The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trusts. The Code of Ethics of the Trusts incorporates the code of ethics of Managers (applicable to "access persons" of the Trust that are also employees of Managers). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

ADMINISTRATIVE SERVICES AND DISTRIBUTION AGREEMENTS

     Under an Administration and Shareholder Servicing Agreement between the Trusts and Managers, Managers also serves as administrator (the "Administrator") of the Trusts. Under the terms of this agreement, the Administrator will provide various administrative services to the Trusts, including shareholder servicing and other Fund support. This agreement was effective as of August 1, 2000. Prior to that time, the Trusts did not have a comparable agreement in place.

     Under a Distribution Agreement between the Trusts and Managers, Managers also serves as distributor (the "Distributor") in connection with the offering of Fund shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of a Fund's shares without sales commission or other compensation and bears all advertising and promotional expenses incurred in the sale of such shares.

     The Distribution Agreement between the Trusts and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually by either the Trustees of the Trusts or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trusts cast in person at a meeting called for the purpose of voting on such approval.

CUSTODIAN

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of subcustodians, including foreign subcustodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts  02266-8517, is the transfer agent  (the  "Transfer
Agent") for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

     Deloitte & Touche LLP, Two World Financial Center, New York,
New York, 10281 serves as the independent public accountant for the Funds.

            BROKERAGE ALLOCATION AND OTHER PRACTICES

     Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. In addition, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     The Subadvisory Agreement provides that Smith Breeden place all orders for the purchase and sale of securities which are held in a Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Smith Breeden to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. Smith Breeden shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

      In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, Smith Breeden is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker ("soft-dollar arrangements"). Smith Breeden is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. Smith Breeden must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Smith Breeden exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Smith Breeden. The fees of the Smith Breeden are not reduced by reason of their receipt, if any, of such brokerage and research services. Managers may direct Smith Breeden to employ certain specific brokers who have agreed to pay certain Fund expenses. Thus use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

     The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers.

     Currently, Smith Breeden conducts extensive proprietary research, and is not dependent on any broker for such research and analysis and, thus is able to transact business with brokers regardless of the brokers' research capabilities or provision of such research to brokerage customers. Smith Breeden uses multiple electronic quotation services for trading and pricing purposes. Smith Breeden pays for these services directly out of its subadvisory fees. Thus, Smith Breeden is not currently, and for the Funds' last fiscal year, was not, involved in any soft-dollar arrangements and is not affiliated with any broker-dealer.

     The   following  table  details  the  approximate  brokerage
commissions paid by the Funds for the last three fiscal years:


       Fiscal Year       Stock      Short Fund  Intermediate
          Ended       Market Plus                  Fund
                         Fund
-----------------------------------------------------------
     March 31, 2000   $137,216      $23,765       $8,663
     March 31, 1999   $48,899       $16,929       $5,999
     March 31, 1998   $26,251       $25,408       $2,038


           PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trusts reserve the right to determine which customers and which purchase orders the Trusts will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Trust's Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

     Purchase orders received by a Fund before the close of business of the New York Stock Exchange (usually 4:00 p.m. New York Time), at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after that time from certain processing organizations, which have entered into special arrangements with the Investment Manager, will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trusts. Orders transmitted to the Trusts at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trusts. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trusts, redemptions of shares which were purchased by check are not effected until the clearance of the check, which may take up to 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any other of the Funds. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss which a Fund incurs. For current shareholders, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. The Trusts have the right to prohibit or restrict all future purchases in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or the Custodian will be accepted.

     In   the   interest   of  economy  and  convenience,   share
certificates  will  not  be  issued.   All  share  purchases  are
confirmed to the record holder and credited to such holder's account maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Funds reserve the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If a Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of a Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from a Fund into shares of any series of the Trusts without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of the Trust they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of the Trust and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of a Trust will occur when the proceeds from redemption become available. The Trusts reserve the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The net asset value per share of a Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding.

     The Funds compute net asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. Trading in certain securities is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Because of the amount of time required to collect and process trading information of large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value following procedures approved by the Trustees.

     The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Short Fund and Intermediate Fund will also not be priced on Columbus Day and Veterans' Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

DIVIDENDS AND DISTRIBUTIONS

     The Short Fund and Intermediate Fund intend to pay monthly distributions to their shareholders of net investment income. The Stock Market Plus Fund intends to make quarterly distributions of net investment income. All Funds will distribute net realized gains at least annually. Each Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

            CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

     The following summary of certain federal income tax considerations is based on current law, is for general information only, and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

     EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

TAXATION OF THE FUNDS

     Each  of  the  Funds  intends to  qualify  each  year  as  a regulated investment company (a "RIC") for federal income tax purposes. To so qualify, each Fund must, among other things: (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income; and (ii) diversify its holdings so that at the end of each quarter of the taxable year (A) at least 50% of the value of each of the Fund's assets would be represented by cash, U.S. Government securities, securities of other RICs, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the voting securities of such issuer and (B) not more than 25% of the value of the Fund's assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs).

     If  the  Funds  qualify  as  RICs and  distribute  to  their shareholders at least 90% of their net investment income (including tax-exempt interest and net short-term capital gain but not net capital gain, which is the excess of net long-term capital gains over net short term capital losses), then the Funds will not be subject to federal income tax on the income so distributed. However, the Funds will be subject to corporate income tax on any undistributed income. In addition, each of the Funds would be subject to a nondeductible 4% excise tax on the amount by which the income it distributed in any calendar year would be less than a minimum distribution amount. The minimum distribution amount required to avoid the excise tax for a calendar year equals the sum of (i) 98% of a Fund's ordinary income (excluding tax-exempt interest income) for such calendar year; (ii) 98% of the excess of capital gains over capital losses for the one year period ending on October 31 of each year; and
(iii) 100% of the undistributed ordinary income and gains from prior years. For purposes of the excise tax, any income or capital gains retained by, and taxed in the hands of, a Fund will be treated as having been distributed.

     The Funds intend to distribute sufficient income so as to avoid corporate income tax and excise tax. However, the Funds may elect to retain all or a portion of their net capital gain, as described under "Taxation of Shareholders-Distributions" below.

     Any capital losses resulting from the disposition of securities can be used only to offset capital gains and cannot be used to reduce a Fund's ordinary income. Such capital losses may be carried forward for eight years. If any capital losses have not been utilized at the time a Fund terminates, such capital losses will become unusable.

TAXATION OF SHAREHOLDERS

     DISTRIBUTIONS. In general, all distributions to shareholders attributable to a Fund's net investment income (including any tax-exempt interest income distributed) will be taxable as ordinary dividend income whether paid in cash or in additional shares.

     To the extent a Fund realizes net capital gains, it intends to distribute such gains at least annually and designate them as capital gain dividends. Capital gain dividends are taxable as capital gains, whether paid in cash or in additional shares, regardless of how long the shares have been held. A Fund may elect to retain net capital gains and pay corporate income tax thereon. In such event, a Fund would most likely make an election that would require each shareholder of record on the last day of the Fund's taxable year to include in income for tax purposes his proportionate share of the Fund's undistributed net capital gain. If such an election is made, each shareholder would be entitled to credit his proportionate share of the tax paid by the Fund against his federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the shareholder would be entitled to increase the basis of his shares for federal tax purposes by an amount equal to the excess of his proportionate share of the undistributed net capital gain over the shareholders proportionate share of the tax paid by the Fund..

     Shareholders receiving distributions in the form of additional shares will be treated for federal income tax purposes as receiving an equivalent amount of cash. In general, the basis of such shares will equal the amount of cash that the shareholder would have received if he had elected to receive distributions in cash.

     Liquidating distributions which, in the aggregate, exceed a shareholder's basis in shares will be treated as gain from the sale of shares. If a shareholder receives, in the aggregate, liquidating distributions which are less than such basis, such shareholder will recognize a loss to that extent. Dividends and other distributions by a Fund are generally taxable to the shareholders at the time the dividend or distribution is made.

     If a shareholder purchases shares at a cost that reflects an anticipated dividend, such dividend will be taxable even though it represents economically a return of part of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a distribution.

     SALE OR REDEMPTION OF SHARES. The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise the gain or loss on the sale, exchange or redemption of Fund shares generally will be treated as short-term capital gain or loss. In addition, any loss (not already disallowed as provided in the next sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     TAX-EXEMPT INVESTORS. If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax Exempt Investor's income from its investment in a Fund for the year would equal the total income recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

TAX CONSEQUENCES OF CERTAIN FUND INVESTMENTS

     HEDGING TRANSACTIONS. Each of the Funds intends to engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed nonequity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short-term capital losses into long-term capital losses. A Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

     TAX IMPLICATIONS OF CERTAIN INVESTMENTS. Certain of a Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

     The character of a Fund's taxable income will, in most cases, be determined on the basis of reports made to the Funds by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of a Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding both Funds and investors in the shares.

                  STANDARD PERFORMANCE MEASURES

PERFORMANCE

     As  noted  in the Prospectus, a Fund may from time  to  time
quote   various  performance  figures  to  illustrate  its   past
performance. It may occasionally cite statistics to reflect its volatility or risk.

     Performance quotations by investment companies are subject to rules adopted by the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by a Fund to compute or express performance follows.

TOTAL RETURN

     The average annual total return is determined by finding the average annual compounded rates of return over one, five, and ten year periods (or for the life of a Fund, if shorter) that would equate an initial hypothetical $1000 investment to its ending redeemable value. The calculation assumes no sales charge is deducted from the initial $1000 purchase order, capital gains and all income dividends are reinvested at net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten year period and the deduction of all applicable charges and fees.

     A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment, according to the following formula:

                          P(1+T)n = ERV

     where:

          P    =    a hypothetical initial payment of $1,000
          T    =    average annual total return
          N    =    number of years
          ERV  =     ending  redeemable value of  a  hypothetical
               $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of said 1, 5, or 10 year periods (or fractional portion thereof).

     As discussed in the Prospectus, a Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as a Fund's average annual compounded rate, except that such quotations will be based on a Fund's actual aggregate return for a specified period as opposed to its average return over certain periods.

YIELD

     Current yield reflects the income per share earned by a Fund's portfolio investments. Current yield is determined by dividing the net investment income per share earned during a 30 day base period by the offering price or net asset value per share, as the case may be, on the last day of the period and analyzing the result, according to the following formula:

              Yield = 2[a-b+1]6-1]
                        -----
                         cd
     where:

          a    =     dividends  and  interest earned  during  the
               period.
          b    =     expenses  accrued  for the  period  (net  of
               reimbursements).
          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price or net asset value per share, as the case may be, on the last day of the period.

The following table shows the average annual total return for the periods stated, and yield for the Funds for the 30-day period ended March 31, 2000.

                           Average Annual Total Return
               One Year    Five Years    Inception     30-Day Yield
Short Fund      2.75%         5.06%        5.15%        7.80%
Intermediate    0.40%         6.41%        7.11%        6.05%
Fund
Stock Market
Plus Fund       14.91%        25.80%       21.05%       N/A

     The investment results of the Funds, like all others, fluctuate over time. Thus, performance figures should not be considered to represent what an investment may earn in the future or what the yield or total return may be for any future period.

CURRENT DISTRIBUTION RATE

     Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which will be paid to a Fund's shareholders. Amounts paid to shareholders are reflected in the quoted "current distribution rate." The current distribution rate is computed by dividing the total amount of dividends, excluding long-term capital gains, per share paid by a Fund during the past twelve months by its current net asset value. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains and net equalization credits and is calculated over a different period of time.

VOLATILITY

     Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare fund net asset value or performance relative to a market index. One measure of volatility is beta. The ratio of the expected excess return on a Fund to the expected excess return on the market index is called beta. Equity funds commonly use the S&P 500 as their market index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less that 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     A statistic often used by sophisticated institutional investors when comparing the relative performance of portfolios is the Sharpe Ratio. This statistic is a Fund's excess return (relative to T-Bills) divided by the standard deviation of its returns.

COMPARISONS AND ADVERTISEMENTS

     To help investors better evaluate how an investment in a Fund might satisfy their objective, advertisements regarding either of the Funds may discuss various measures of a Fund's performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

     a) Lipper-Mutual Fund Performance Analysis, Lipper-Fixed Income Analysis, and Lipper-Mutual Fund Indices - measures total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

     b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     c) Mutual  Fund Source book, published by Morningstar,  Inc.
        - analyzes price, yield, risk, and total return for equity and fixed income funds.

     d) Financial   publications:   Barron's,   Business    Week,
        Changing  Times,  Financial World, Forbes,  Fortune,  and
        Money magazines - rate fund performance over specified time periods.

     e) Consumer   Price   Index  (or  Cost  Of  Living   Index),
        published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

     f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

     g) Savings   and  Loan  Historical  Interest  Rates   -   as
        published in the U.S. Savings & Loan League Fact Book.

     h) Salomon Brothers Broad Bond Index - measures yield, price, and total return for Treasury, Agency, Corporate, and Mortgage bonds. All issues mature in one year or more and have at least $50 million outstanding, with the exception of mortgages. The entry criteria for mortgage issues is $200 million for each coupon.

     i) Salomon Brothers Mortgage Index - measures only the mortgage component of the Salomon Brothers Broad Bond
        Index.

     j) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for Long-Term High Yield Index, Intermediate Term High Yield Index, and Long-Term Utility High Yield Index.

     k) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

     l) Lehman Brothers Government/Corporate Bond Index.

     m) Standard & Poor's Bond Indices - measure yield and price of Corporate, Municipal, and Government bonds.

     n) Other taxable investments including certificates of deposit (CD's), money market deposit accounts (MMDA's), checking accounts, savings accounts, money market mutual funds, repurchase agreements, and government securities.

     o) Historical data supplied by the research departments of Lehman Brothers, First Boston Corporation, Morgan Stanley, Salomon Brothers, Merrill Lynch, Goldman Sachs, Prudential Securities and Donaldson Lufkin and Jenrette.

     p) IBC's Money Fund Report - industry averages for 7-day annualized and compounded yields of taxable, taxfree and government money funds.

     q) Total returns and yields for Treasury Securities and fixed income indices as published by Ryan Laboratories or other suppliers.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical, and in some cases is very different, to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to such other averages.

     Shareholders should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any period should not be considered as a representation of what an investment may earn or what a shareholder's yield or total return may be in any future period.

     Shareholders should also note that although the Funds believe that there are substantial benefits to be realized by investing in its shares, such investments also involve certain risks. (See "Investment Objectives and Policies of the Fund Risks of Mortgage Securities" in the Funds' Prospectus).

       ADDITIONAL INFORMATION FOR INSTITUTIONAL INVESTORS

     As the investments permitted to the Funds are include mortgage securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, the shares of either the Short or Intermediate Fund may be eligible for investment by federally chartered credit unions, federally chartered thrifts, and national banks. Either of the Funds may be a permissible investment for certain state chartered institutions as well, including state and local government authorities and agencies. Any financial institution or agency considering an investment in either of the Funds should refer to the applicable laws and regulations governing its operations in order to determine if a Fund is a permissible investment.

                             EXPERTS

     The annual financial statements of the Funds included in the Trusts' March 31, 2000 Annual Report as filed with the SEC on May 30, 2000 and incorporated herein by reference have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent auditors, given in authority of said firm as experts in auditing and accounting.

                      FINANCIAL STATEMENTS

     The Financial Statements of the Funds included in each Trust's March 31, 2000 Annual Report as filed with the SEC on May
30, 2000 are herein incorporated by reference.

             DESCRIPTION OF BOND RATINGS ASSIGNED BY
                      STANDARD & POOR'S AND
                 MOODY'S INVESTORS SERVICE, INC.

                        STANDARD & POOR'S

                               AAA

     An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                               AA

     An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                                A

     An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                               BBB

     An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                               BB

     An obligation rated `BB' is less vulnerable to nonpayment that other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                B

     An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                               CCC

     An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                               CC

     An obligation rated `CC' is currently highly vulnerable to nonpayment.

                                C

     A subordinated debt or preferred stock obligation rated `C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A `C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

                                D

     An  obligation  rated `D' is in payment  default.   The  `D'
rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                r

     This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                              N.R.

     This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             31
<PAGEA>

                 MOODY'S INVESTORS SERVICE, INC.

                               Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                               Aa

     Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

                               Baa

     Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                               Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                               Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                               Ca

     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                C

     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note:Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      THE MANAGERS TRUST I
                            FORM N-1A
                   PART C.  OTHER INFORMATION


Item 23.  Exhibits.

 (a)      Declaration of Trust: incorporated by reference
 (b)      By-Laws: incorporated by reference
 (c)      Instruments Defining Rights of Security Holders:
           incorporated by reference
 (d)(i)   Fund Management Agreement between The Managers Funds
           LLC and The Managers Trust I: filed herewith
 (d)(ii) Sub-Advisory Agreement between The Managers Funds LLC and Smith Breeden Associates, Inc.: filed herewith
 (e) Distribution Agreement between The Managers Funds LLC and The Managers Trust I: filed herewith
 (f)      Not Applicable
 (g)      Custodian Contract between State Street Bank and Trust
           Company and The Managers Trust I:  filed herewith
 (h)(i)   Other Material Contracts:  Administration and
           Shareholder Servicing Agreement:  filed herewith
 (h)(ii)  Transfer Agency and Service Agreement between The
           Managers Trust I and State Street Bank and Trust
           Company:  filed herewith
 (i) Legal Opinion: incorporated by reference to pre-effective amendment number 2 filed April 14, 1992
 (j)      Consent of Deloite & Touche LLP:  filed herewith
 (k)      Not Applicable
 (l)      Initial Capital Agreements: incorporated by reference
 (m)      Not Applicable
 (n)      Rule 18f-3 Multiclass Plan: not applicable
 (o)(i)   Code of Ethics of The Managers Trust I:  filed herewith
 (o)(ii)  Code of Ethics of The Managers Funds LLC:  filed herewith
 (o)(iii) Code of Ethics of Smith Breeden Associates, Inc.: filed herewith
 (p)      Powers of Attorney:  filed herewith


Item 24.  Persons Controlled by or Under Common Control with Registrant.
          None.

Item 25.  Indemnification.

          Reference is made to Article IV, Sections 4.2 and 4.3 of Registrant's Declaration of Trust with respect to indemnification of the trustees and officers of Registrant against liabilities which may be incurred by them in such capacities.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

          Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Item 26.  Business and Other Connections of Investment Adviser.

          The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust.
          The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and a wholly owned subsidiary serves as its managing member. The Managers Funds LLC serves exclusively as an investment adviser to and distributor of shares of investment companies registered under the 1940 Act. The business and other connections of the Officers and Directors of the Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

          The Managers Funds LLC has hired a subadviser for each fund of the Trust. The business and other connections of the Officers and Directors of each sub-adviser are listed in the respective Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference. The subadviser for each fund is Smith Breeden Associates, Inc, whose ADV Form file number is 801-17567.

Item 27.  Principal Underwriters.

  (a) The Managers Funds LLC acts as principal underwriter for the Registrant. the Managers Funds LLC also acts as principal underwriter for Managers AMG Funds and The
          Managers Funds.

  (b) The following information relates to the directors, officers and partners of the Managers Funds LLC:

          The business and other connections of the Officers and Directors of the Managers Funds LLC are listed in Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

  (c)    Not applicable.

Item 28.  Location of Accounts and Records.

          The accounts, books or other documents required to be maintained by section 31(a) of the investment company act of 1940 and the rules thereunder will be kept by the Registrant at the following offices:

  (1) At the offices of the Registrant at 40 Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street Boston, Massachusetts 01171 and at the offices of Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.

   (2)   Smith Breeden Associates, Inc., 100 Europa Drive, Suite
          200, Chapel Hill, NC 27514

Item 29.  Management Services.

          There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

Item 30.  Undertakings.

  (a) The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of
          Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (b) The Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, the State of Connecticut, on the 1st day of August, 2000.

                              THE MANAGERS TRUST I

                              BY/s/ Donald Rumery
                                Donald S. Rumery
                                Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                    Title                 Date


Jack W. Aber*                    Trustee             August 1, 2000

William E. Chapman, II*          Trustee             August 1, 2000
II*

Sean M. Healey*                  Trustee             August 1, 2000

Edward J. Kaier*                 Trustee             August 1, 2000

Madeline H.                      Trustee             August 1, 2000
McWhinney*

Steven J. Paggioli*              Trustee             August 1, 2000

Eric Rakowski*                   Trustee             August 1, 2000

Thomas R.                        Trustee             August 1, 2000
Schneeweis*

/s/ Peter Lebovitz
------------------       President and Principal     August 1, 2000
Peter Lebovitz              Executive Officer

/s/ Donald Rumery         Tresurer, Principal        August 1, 2000
-----------------         Financial Officer and
Donald Rumery           Principal Accounting Officer

/s/ Donald Rumery
------------------------
*By Donald S. Rumery  pursuant to Power of Attorney filed herewith.

                                                   Exhibit (d)(i)
                                                   ---------------
                    FUND MANAGEMENT AGREEMENT


          THIS MANAGEMENT AGREEMENT is made as of this 1st day of August 2000, between The Managers Trust I, a business trust organized under the laws of the Commonwealth of Massachusetts ("Company") and The Managers Funds LLC, a limited liability company organized under the laws of the State of Delaware ("Manager"). This Agreement shall not become effective as to any Series unless the shareholders of such Series approve this Agreement.

          WHEREAS, the Company operates as an investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") for the purpose of investing and reinvesting the assets of its various series (each a "Series", each of which is listed in Appendix A hereto) in securities pursuant to investment objectives and policies as set forth more fully in its Declaration of Trust, its By-Laws and its Registration Statement under the Investment Company Act and the Securities Act of 1933, as amended, all as amended and supplemented from time to time; and the Company desires to avail itself of the services, information, advice, assistance and facilities of a fund manager and to have a fund manager provide or perform for it various administrative management, statistical, research, portfolio manager selection and other services;

          WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended;
 and

          WHEREAS, the Manager desires to provide services to the Company in consideration of and on the terms and conditions hereinafter set forth;

        NOW, THEREFORE, Company and Manager agree as follows:

     1. Employment of the Manager. The Company hereby employs the Manager to manage the investment and reinvestment of the assets of the Company's various Series in the manner set forth in Section 2 (B) of this Agreement and to administer its business and administrative operations, subject to the direction of the Trustees and the officers of the company, for the period in the manner, and on the terms hereinafter set forth. The Manager hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth. The Manager shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise) have no authority to act for or represent the Company in any way or otherwise be deemed an agent of the Company.

     2.   Obligation  of  and  Services to  be  Provided  by  the
     Manager.   The  Manager undertakes to provide  the  services
     hereinafter   set   forth  and  to  assume   the   following
     obligations:

        A. Corporate Management and Administrative Services.

(a) The Manager shall furnish to the Company adequate (i) office space, which may be space within the offices of the Manager or in such other place as may be agreed upon from time to time, (ii) office furnishings, facilities and equipment as may be reasonably required for managing and administering the operations and conducting the business of the Company, including complying with the securities, tax and other reporting requirements of the United States and the various states in, which the Company does business, conducting correspondence and other communications with the shareholders of the Company, and maintaining or supervising the maintenance of all internal bookkeeping, accounting and auditing services and records in connection with the company to investment and business activities. Company agrees that its shareholder recordkeeping services, the computing of net asset value and the preparation of certain of its records required by
Section 31 of the Investment Company Act and the Rules promulgated thereunder are to be performed by Company's transfer agent, custodian or portfolio managers, and that with respect to these services Manager's obligations under this Section 2(A) are supervisory in nature only.

(b) The Manager shall employ or provide and compensate the executive, administrative, secretarial and clerical personnel necessary to supervise the provisions of the services set forth in subparagraph 2 (A) (a) above, and shall bear the expense of providing such services, except as may otherwise be provided in
Section 4 of this Agreement. The Manager shall also compensate all officers and employees of the Company who are officers or employees of the Manager.

       B.  Investment Management Services.

       (a) The Manager shall have overall supervisory responsibility for the general management and investment of the assets and securities portfolio of each of the company's various Series subject to and in accordance with the investment objectives, policies and restrictions of each such Series, and any directions which the Company's Trustees may issue to the Manager from time to time.


       (b) The Manager shall provide overall investment programs and strategies for the Company, and more particularly for each Series, shall revise such programs as necessary and shall monitor and report periodically to the Trustees concerning the implementation of the programs.

      (c) The Company intends to appoint one or more persons or companies ("Portfolio Managers"), and each Portfolio Manager shall have full investment discretion and shall make all determinations with respect to the investment of the portion of the particular Series' assets assigned to that Portfolio Manager and the purchase and sale of portfolio securities with those assets, and take such steps as may be necessary to implement such appointments. The Manager shall not be responsible or liable for the investment merits of any decision by a Portfolio Manager to purchase, hold or sell a security for the portfolio of the Series for which it acts as Portfolio Manager.

      (d) The Manager shall evaluate Portfolio Managers and shall advise the Trustees of the Company of the Portfolio Managers which the Manager believes are best suited to invest the assets of each Series; shall monitor and evaluate the investment performance of each Portfolio Manager employed by each Series; shall allocate the portion of each Series' assets to be managed by each Portfolio Manager; shall recommend changes of or additional Portfolio Managers when appropriate; shall coordinate the investment activities of the Portfolio Managers; and shall compensate the Portfolio Managers.

      (e)The   Manager  shall  render  regular  reports  to   the
Company, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among Portfolio Managers.

      C. Provision of Information Necessary for Preparation of Securities Registration Statements, Amendments and
          Other Materials.


     The Manager will make available and provide financial, accounting and statistical information required by the Company in the preparation of registration statements, reports and other documents required by federal and state securities laws, and such information as the Company may reasonably request for use in the preparation of registration statements, reports and other documents required by federal and state securities laws and such information as the Company may reasonably request for use in the preparation of such documents or of other materials necessary or helpful for the underwriting and distribution of the Company's shares.

      D. Other Obligations and Services.

     The Manager shall make available its officers and employees to the Trustees and officers of the Company for consultation and discussion regarding the administration and management of the Company and its investment activities.

     3. Execution and Allocation of Portfolio Brokerage Commissions. Portfolio Managers, subject to and in accordance with any directions the Company's Trustees may issue from time to time, shall place, in the name of the Series of the Company for which they act as Portfolio Manager, orders for the execution of that Series' portfolio transactions. When placing such orders, the primary objective of the Manager and Portfolio Managers shall be to obtain the best net price and execution for the series, but this requirement shall not be deemed to obligate the Manager or a Portfolio Manager to place any order solely on the basis of obtaining the lowest commission rate if the other standards set forth in this section have been satisfied. The Company recognizes that there are likely to be many cases in which different brokers are equally able to provide such best price and execution and that, in the selection among such brokers with respect to particular trades, it is desirable to choose those brokers who furnish brokerage and research services, (as defined in Section 28 (e) (3) of the Securities Exchange Act of 1934) or statistical quotations and other information to the Company, the Manager and/or the Portfolio Managers in accordance with the standards set forth below. Moreover, to the extent that it continues to be lawful to do so and so long as the Trustees determine as a matter of general policy that the Company will benefit, directly or indirectly, by doing so, the Manager or a Portfolio Manager may place orders with a broker who charges a commission for that transaction which is in excess of the amount of commission that another broker would have charged for effecting that transaction, provided that the excess commission is reasonable in relation to the value of brokerage and research services provided by that broker. Accordingly, the Company and the Manager agree that the Manager and the Portfolio Managers may select brokers for the execution of the Company's portfolio transactions from among:

          A. Those brokers and dealers who provide brokerage and research services, or statistical quotations and other information to the Company, specifically including the quotations necessary to determine the value of the Company's Series' net assets in such amount of total brokerage as may reasonably be required in light of such services;

          B. Those brokers and dealers who supply brokerage and research services to the Manager or the Portfolio Managers which relate directly to portfolio securities, actual or potential, of the Series, or which place the Manager or Portfolio Managers in a better position to make decisions in connection with the management of the Series assets and portfolio, whether or not such data may also be useful to the Manager and its affiliates, or the Portfolio Managers and their affiliates, in managing other portfolios, including other Series, or advising other clients, in such amount of total brokerage as may reasonably be required.

         The Manager shall render regular reports to the Company of the total brokerage business placed and the manner in which the allocation has been accomplished.

         The Manager agrees and each Portfolio Manager will be required to agree that no investment decision will be made or influenced by a desire to provide brokerage for allocation in accordance with the foregoing, and that the right to make such allocation of brokerage shall not interfere with the Manager's or Portfolio Managers' primary duty to obtain the best net price and execution for the Company.

     4. Expenses of the Company. It is understood that the Company will pay all its expenses other than those expressly assumed by the Manager herein, which expenses payable by the company shall include:

          A. Expenses of all audits by independent public accountants;

          B.   Expenses  of  transfer agent, registrars  dividend
          disbursing    agent   and   shareholder   recordkeeping
          services;

          C.     Expenses   of   custodial   services   including
          recordkeeping services provided by the Custodian;

          D. Expenses of obtaining quotations for calculating the value of the Company's net assets;

          E. Salaries and other compensation of any of its executive officers and employees, if any, who are not officers, directors, stockholders or employees of the Manager;

          F. Taxes levied against the Company;

          G. Brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Company;

          H. Costs, including the interest expense, of borrowing money;

          I. Costs and/or fees incident to Trustee and shareholder meetings of the Company, the preparation and mailing of prospectuses and reports of the Company to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Company's corporate existence, and the registration of shares with federal and state securities authorities;

          J.  Legal fees, including the legal fees related to the
          registration   and  continued  qualification   of   the
          Company's Shares for sale;

          K. Costs of printing stock certificates representing shares of the Company's various Series;

          L. Trustees' fees and expenses of Trustees who are not directors, officers, employees or stockholders of the Manager or any of its affiliates; and

          M. Its pro rata portion of the fidelity bond required by Section 17(g) of the Investment Company Act, or other insurance premiums.

          The Manager understands that each Series will be liable for the expenses attributable to such Series.

     5.   Activities and Affiliates of the Manager.

          A. The services of the Manager to the Company hereunder are not to be deemed exclusive, and the Manager and any of its affiliates shall be free to render similar services to others. The Manager shall use the same skill and care in the management of the Company's assets as it uses in the administration of other accounts to which it provides asset management, consulting and portfolio manager selection services, but shall not be obligated to give the Company more favorable or preferential treatment vis-a-vis its other clients.

          B. Subject to and in accordance with the Declaration of Trust and By-Laws of the Company and to Section 10(a) of the Investment Company Act, it is understood that Trustees, officers, agents and shareholders of the Company are or may be interested in the Manager or its affiliates as directors, officers, agents or stockholders of the Manager or its affiliates; that directors, officers, agents and stockholders of the Manager or its affiliates are or may be interested in the Company as trustees, officers, agents, shareholders or otherwise; that the Manager or its affiliates may be interested in the Company as shareholders or otherwise; and that the effect of any such interests shall be governed by said Declaration of Trust, By-Laws and the Investment Company Act.

     6. Compensation of the Manager. In consideration of all of the services provided and obligations assumed by the Manager pursuant to this Agreement, each Series shall pay the
     Manager a management fee calculated as a specified percentage of the average daily net asset value of that
     Series.   Such  fee, which shall be accrued daily  and  paid
     monthly, shall be calculated at the annual percentage rate set forth for the particular Series in Appendix B to this Agreement. Each Series shall be solely responsible for the payment of its management fee, and no Series shall be responsible for the payment of a management fee calculated for or attributable to any other Series.

     7.  Liabilities of the Manager.

          A. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Company or any Series or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

          B. No provision of this Agreement shall be construed to protect any Trustee or officer of the Company, or the Manager, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

     8.  Renewal and Termination.

          A. This Agreement shall become effective on the date written above and shall continue in effect until the second anniversary of the date first written above. This Agreement may be continued annually thereafter for successive one year periods (a) by a vote of a majority of the outstanding shares of beneficial interest of each Series of the Company or (b) by a vote of a majority of the Trustees of the Company, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any parties to the Agreement (other than as Trustees of the Company) cast in person at a meeting called for the purpose of voting on the Agreement. The aforesaid provision that this Agreement may be continued "annually" shall be construed in a manner consistent with the Investment Company Act and the Rules and Regulations promulgated thereunder. If continuance of this Agreement is approved by less than all of the Series, it shall be deemed terminated as to those Series not giving their approval, and Appendix A and Appendix B hereto shall be appropriately amended to reflect that fact.

          B.     This Agreement

      (a) may at any time be terminated without the payment of any penalty by (1) vote of the Trustees of the Company; (ii) by vote of a majority of the outstanding voting securities of the Company; or (iii) as to any Series by vote of the outstanding voting securities of such Series, on sixty (60) days written notice to the Manager;

      (b) shall immediately terminate in the event of its assignment; and

      (c) may be terminated by the Manager on sixty (60) days written notice to the Company.

          C.   As used in this Section 8, the terms "assignment,"
          "interested person" and "vote of a majority of the outstanding voting securities" shall, have the meanings set forth in the Investment Company Act.

          D. Any notice under this Agreement shall be given in writing addressed and delivered or mailed postpaid, to the other party to this Agreement at its principal place of business.

     9. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

     10. Governing Law. To the extent that state law has not been preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed and enforced according to the laws of the State of Connecticut.

     11. Amendments. This Agreement, including the Appendix hereto, may be amended by an instrument in writing signed by the parties subject to Investment Company obtaining such approvals as may be required by the Investment Company Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed, as of the day and year first written above.



ATTEST                               THE MANAGERS TRUST I

By:     /s/Laura A. Pentimone       By: /s/Donald S. Rumery
Name:   Laura A. Pentimone          Name:Donald S. Rumery
                                    Title: Secretary


ATTEST                               THE MANAGERS FUNDS LLC

By:       /s/Laura A. Pentimone      By:/s/Donald S. Rumery
Name:  Laura A. Pentimone            Name:Donald S. Rumery
                                     Title: Secretary



APPENDIX A
           Series Covered by Fund Management Agreement



The Managers Trust I:

     Managers U.S. Stock Market Plus Fund


APPENDIX B

Annual rate of management fees, expressed as a percentage of the average net asset value of the series:



                                         Annual Percentage
 Name of Series                          Rate of Management Fee

The Managers Trust I:

     Managers U.S. Stock Market Plus Fund   .70%

                                        Exhibit (d)(ii)
                                        ---------------

                     SUB-ADVISORY AGREEMENT


          Attention:     Smith Breeden Associates, Inc.


                   RE:  Sub-Advisory Agreement



The Managers U.S. Stock Market Plus Fund (the "Fund") is a series of The Managers Trust I , a Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

     The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.


1. Appointment as a Sub-Adviser. The Manager, being duly authorized, hereby appoints and employs Smith Breeden Associates, Inc. ("Sub-Adviser") as a discretionary asset manager, on the terms and conditions set forth herein, of the assets of the Fund (those assets being referred to as the "Fund Account").

2.  Portfolio Management Duties.

     (a) Subject to the supervision of the Manager and of the Trustees of the Trust, the Sub-Adviser shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus").


     (b) The Sub-Adviser shall maintain such books and records pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Adviser agrees that all records under the Act shall be the property of the Trust.

     (c) The Sub-Adviser shall provide the Trust's Custodian, and the Manager on each business day with information relating to all transactions concerning the Fund Account. In addition, the Sub-Adviser shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

     (d) The Sub-Adviser agrees to maintain adequate compliance procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

     (e) The Sub-Adviser agrees to maintain an appropriate level of errors and omissions or professional liability insurance coverage.

3. Allocation of Brokerage. The Sub-Adviser shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Adviser, and for the selection of the markets on or in which the transactions will be executed.

     (a) In doing so, the Sub-Adviser's primary responsibility shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Adviser to solicit competitive bids for each transaction, and the Sub-Adviser shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Adviser deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Adviser may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as
     amended) made available by the broker to the Sub-Adviser viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (b) The Manager shall have the right to request that specified transactions giving rise to brokerage commissions, in an amount to be agreed upon by the Manager and the Sub-Adviser, shall be executed by brokers and dealers that provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the best net price and execution on a particular transaction and
     (ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Fund or to the Manager for the benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

     (c) The Sub-Adviser agrees that it will not execute any portfolio transactions with a broker, dealer or futures commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Adviser for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Adviser with a list of brokers and dealers, which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisers.

4. Information Provided to the Manager and the Trust and to the Sub-Adviser

     (a) The Sub-Adviser agrees that it will make available to the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Adviser will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

     (b) The Sub-Adviser agrees that it will notify the Manager and the Trust in the event that the Sub-Adviser or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Adviser from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Adviser has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Adviser respecting or relating to the Sub-Adviser that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

     (c) The Sub-Adviser represents that it is an investment adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Adviser's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein not misleading. The Sub-Adviser agrees to maintain the completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Adviser acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

5. Compensation. The compensation of the Sub-Adviser for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Adviser, and the Sub-Adviser agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

6. Other Investment Activities of the Sub-Adviser. The Manager acknowledges that the Sub-Adviser or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Adviser or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Adviser acts in good faith and provided further, that it is the Sub-Adviser's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Adviser shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

7. Standard of Care. The Sub-Adviser shall exercise its best judgment in rendering the services provided by it under this
Agreement.   The Sub-Adviser shall not be liable for any  act  or
omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Adviser would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement.

8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Adviser shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Adviser or such other steps as the Board of Trustees may deem appropriate.

9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Adviser and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

10. Effective Date; Term. This Agreement shall become effective on August 1, 2000 and shall continue in effect for a term of two years from that date. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Adviser and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the Sub-Adviser or (iii) by the Sub-Adviser at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.


                            THE MANAGERS FUNDS LLC

                            BY: /s/Donald S. Rumery

                            Its: Secretary

                            DATE: August 1, 2000
ACCEPTED:

SMITH BREEDEN ASSOCIATES, INC.

BY: /s/E. Flood

Its:

DATE: August 1, 2000


ACKNOWLEDGED:

THE MANAGERS TRUST I

BY: /s/Donald S. Rumery

Its: Secretary

DATE: August 1, 2000


SCHEDULES:                  A.  Fee Schedule.

                           SCHEDULE A
                         SUB-ADVISER FEE

Managers U.S. Stock Market Plus Fund:

     For services provided to the Fund Account, the Manager will pay within five business days after the end of each calendar month the Sub-Adviser a base monthly fee for each calendar month calculated on a daily basis at an annual rate of .05% of daily net assets in the Fund Account through August 1, 2001 and an annual rate of .20% of daily net assets in the Fund Account thereafter; provided, however, that if on any day after August 1, 2001 the gross annualized fee received by the Manager under the Management Agreement between the Trust and the Manager is less than $1,365,300, then such annual fee rate shall be reduced to .15% of daily net assets in the Fund for that day.



     The fee shall be pro-rated for any calendar month during which the contract is in effect for only a portion of the month.



          The Sub-Adviser agrees that, during any period in which the Manager has waived all or a portion of the management fee payable by the Trust to the Manager under the Management Agreement with respect to the Fund, if requested by the Manager, the Sub-Adviser will waive a pro rata share (or such lesser share as the Manager may request) of the sub-advisory fee payable hereunder with respect to the Fund, such that the amount waived by the Sub-Adviser shall bear the same ratio to the total amount of the sub-advisory fees payable hereunder with respect to the Fund as the amount waived by the Manager bears to all fees payable to the Manager under the Management Agreement with respect to the Fund. In addition, the Sub-Adviser agrees that, during any period in which the Manager has agreed to pay or reimburse the Trust for expenses of the Fund, if requested by the Manager, the Sub-Adviser shall pay or reimburse the Trust for a pro rata share (or such lesser share as the Manager may request) of such expenses, such that the amount of such excess expenses paid by the Sub-Adviser shall bear the same ratio to the total amount of excess expenses payable with respect to the Fund as the sub-advisory fee hereunder bears to all fees payable to the Manager under the Management Agreement with respect to the Fund.

                                                       Exhibit (e)
                                                     -------------

                     DISTRIBUTION AGREEMENT
                      THE MANAGERS TRUST I


     AGREEMENT made this 1st day of August, 2000 by and between THE MANAGERS TRUST I, a Massachusetts business trust (the
"Trust"), and THE MANAGERS FUNDS LLC  (the "Distributor").

                           WITNESSETH:

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and it is in the interest of the Trust to offer shares of the eleven separate series of the Trust, and such other series as may be created from time to time (each a "Fund," and collectively, the "Funds") for sale as described in the Prospectus and Statement of Additional Information of the Trust; and

     WHEREAS, the Distributor is registered as a broker-dealer under the Securities Act of 1934, and is a member of the National
Association of Securities Dealers, Inc. (the "NASD"); and

     WHEREAS, the Trust and the Distributor wish to enter into an agreement with each other with respect to the offering of the Trust's shares in order to promote the growth of the Trust and facilitate distribution of its shares;

     NOW, THEREFORE, it is hereby mutually agreed as follows:

     1. The Trust hereby appoints Distributor as an underwriter of the shares of beneficial interest of the Trust (the "Shares"), as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Trust may from time to time agree, Distributor will act as agent for the Trust and not as principal. The Distributor shall be a representative of the
Trust to act an underwriter and distributor of Shares of the Trust sold to certain high net worth individuals, persons or entities resident outside the United States, and institutions other than banks, (collectively "Purchasers"), as agreed to by Interactive Financial Solutions, Inc. (the "Principal Underwriter").

     2. Distributor will use its best efforts to find Purchasers for the Shares, to promote the distribution of the Shares, and may obtain orders from brokers, dealers, or other persons for sales of Shares to them for the account of Purchasers. The Distributor may enter into agreements, in form and substance satisfactory to the Trust, with dealers and other persons selected by the Distributor ("Selected Dealers"), providing for the sale to such Selected Dealers and resale by them to Purchasers of Shares at the applicable public offering price. No dealer, broker, or other person shall have any authority to act as agent for the Trust; such dealer, broker, or other person shall act only as dealers for their own accounts or as agents for their customers. Nothing herein contained shall prevent the Distributor from serving as principal underwriter with other investment companies so long as those investment companies either (a) invest all of their assets in shares of the same registered investment company "core" as does the Trust (i.e., are the other "feeders" in the same "core" as the Trust); or (b) do not have the same investment objectives as any series of the Trust and the performance of the Distributor's obligations hereunder is not impaired thereby.

     3. Sales of Shares by the Distributor shall be made at the applicable public offering price determined in the manner set forth in the current Prospectus and/or Statement of Additional Information of the Trust, as amended or supplemented, at the time of the Trust's acceptance of the order for Shares of a Fund. It is understood and agreed that the applicable public offering price of Shares is currently net asset value. All orders shall be subject to acceptance by the Trust, and the Trust reserves the right in its sole discretion to reject any order received. The Trust shall not be liable to the Distributor or any other person for failure to accept any order.

     4. On all sales of Shares, the Trust shall receive the current net asset value. If sales charges are described in the then-current Prospectus and Statement of Additional Information of the Trust, as amended or supplemented, the Distributor shall be entitled to receive such sales charges. The Distributor may reallow all or a part of any such sales charges to such brokers, dealers, or other persons as Distributor may determine. In the event that a sales charge is in effect and Shares of a Fund are redeemed or repurchased by the Trust or the Distributor as agent for the Trust, within seven business days after confirmation by the Distributor of the original purchase order, the Distributor shall pay to the Trust, for the account of that Fund, the Disuibutor's portion of the sales load paid on such Shares. In such case, the Distributor shall require the dealer or other person that sold the Shares so redeemed or repurchased to refund to the Distributor the full discount allowed to the dealer or other person on the sale and, upon the receipt of such discount, the Distributor shall pay the same to the Trust, for the account of the appropriate Fund.

     5. The Trust agrees to supply to the Distributor, either directly or indirectly, promptly after the time or times at which net asset value is determined, on each day on which the New York Stock Exchange is open for business and on such other days as the Trustees of the Trust may from time to time determine (each such day being hereinafter called a "business day"), statement of the net asset value of each Fund of the Trust having been determined in the manner set forth in the then-current Prospectus and Statement of Additional Information of the Trust, as amended or supplemented. Each determination of net asset value shall take effect as of the time or times on each business day as set forth in the then-current Prospectus of the Trust, as amended or supplemented, and shall prevail until the time as of which the next determination is made. The Distributor may reject any order for Shares. The Trust, or any agent of the Trust designated in writing by the trust shall be promptly advised of all purchase orders for Shares received by the Distributor. Any order may be rejected by the Trust (or its agent). The Trust (or its agent) will confirm orders upon their receipt and will make appropriate book entries. The Distributor agrees to cause payment to be delivered promptly to the Trust (or its agent).

     6. (a) All sales literature and advertisements used by the Distributor in connection with sales of Shares shall be subject to approval by the Trust. The Trust authorizes the Distributor, in connection with the sale or arranging for the sale of Shares, to provide only such information and to make only such statements or representations as are contained in the Truses then-current Prospectus and Statement of Additional Information, as amended or supplemented, or in such financial and other statements which are furnished to the Disuibutor pursuant to the next paragraph or as may properly be included in sales literature or advertisements in accordance with the provisions of the Securities Act of 1933 (the "1933 Act"), the 1940 Act and applicable rules of the NASD. The Trust shall not be responsible in any way for any information provided or statements or representations made by the Distributor or its representatives or agents other than the information, statements and representations described in the preceding sentence.

          (b)    The  Trust  shall  keep  the  Distributor  fully
informed with regard to its affairs, shall furnish the Distributor with a copy of all financial statements of the Trust and a signed copy of each report prepared for the Trust by its independent auditors, and shall cooperate fully in the efforts of the Distributor to sell the Shares and in the performance by the Distributor of all its duties under this Agreement. Copies of the then-current Prospectus and Statement of Additional Information and all amendments or supplements thereto will be supplied by the Trust to the Distributor in reasonable quantities upon request. The costs of printing Prospectuses and Statements of Additional Information for prospective investors shall be borne by the Principal Underwriter.

     7.   Distributor agrees to comply with the Rules of Fair
Practice of the NASD.

     8. (a) Any of the outstanding shares may be tendered for redemption at any time, and the Trust agrees to redeem shares so tendered in accordance with its Declaration of Trust as amended from time to time, and in accordance with the applicable provisions of the Prospectus. The price to be paid to redeem or repurchase shares shall be equal to the net asset value determined as set forth in the Prospectus. All payments by the Trust hereunder shall be made in the manner set forth in Paragraph (b) below.

          (b) The Trust shall pay the total amount of the redemption price as defined in the above paragraph pursuant to the instructions of the Distributor on or before the seventh day subsequent to its having received the notice of redemption in proper form.

     (c) Redemption of shares or payment may be suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on said Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.


     9. The Trust has delivered to the Distributor a copy of the Trust's Declaration of Trust as currently in effect and agrees to deliver to the Distributor any amendments thereto promptly upon the filing thereof with the Office of the Secretary of State of The Commonwealth of Massachusetts.

     10. The Trust represents and warrants that its Registration Statement, post-effective amendments, Prospectus and Statement of Additional Information (excluding statements relating to the Distributor and the services it provides that are based upon information furnished by the Distributor expressly for inclusion therein) shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and that all statements or information furnished to the Distributor, pursuant to Section 6(b) hereof, shall be true and correct in all material respects.

       11. The Trust agrees to indemnify and hold harmless the Distributor, its officers, and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act, against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Distributor, its officers, or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

          (a) any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or

          (b) any omission or alleged omission to state a material fact required to be stated in the Trust's Registration Statement, Prospectus or Statement of Additional Information
necessary   to  make  the  statements  therein  not   misleading,
provided, however, that insofar as losses, claims, damages, liabilities, or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Trust by the Distributor for use in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), such indemnification is not applicable. In no case shall the Trust indemnify the Distributor, its officers or its controlling person as to any amounts incurred for any liability arising out of or based upon any actions for which the Distributor, its officers, or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

     12. The Distributor agrees to indemnify and hold harmless the Trust, its officers and Trustees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act against any losses, claims, damages, liabilities, and expenses (including the cost of any legal fees incurred in connection therewith) which the Trust, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished, or confirmed in writing, to the Trust by the Distributor for use therein.

     13. The Distributor shall bear the expense of preparing, printing and distributing advertising and sales literature for Purchasers, and of distributing Prospectuses and Statements of Additional Information in connection with the sale or offering of Shares to Purchasers. The Trust shall bear the expense of registering Shares under the 1933 Act and the Trust under the 1940 Act, qualifying shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of Prospectuses, Statements of Additional Information and reports required to be filed with the SEC and other authorities, the preparation, printing and mailing of Prospectuses and Statements of Additional Information to shareholders of the Trust, and the direct expenses of the issue of Shares.

     14. (a) This Agreement shall become effective on the date hereof and shall remain in full force and effect until the second anniversary of the date first written above, and may be continued from year to year thereafter; provided, that such continuance shall be specifically approved no less frequently than annually by the Trustees of the Trust or by a majority of the outstanding voting securities of the Trust, and in either case, also by a majority of the Trustees who are not interested persons of the Trust or the Distributor ("Disinterested Trustees"). If such continuance is not approved, the Agreement shall terminate upon the date specified by the Trustees in written notice to the Distributor, which shall be no more an 60 days after the date upon which such notice of non-renewal is delivered personally or mailed registered mail, postage prepaid, to the Distributor. This Agreement may be amended with the approval of the Trustees or a majority of the outstanding voting securities of the Trust, provided that in either case, such amendment shall also be approved by a majority of the Disinterested Trustees.

          (b) If the Trustees determine in good faith that there is reasonable cause to believe that the Distributor is violating applicable federal or state law in connection with the distribution of shares of the Trust and, after written notice to Distributor of such violation which Distributor fails to cure to the satisfaction of the Trustees within 10 days of receipt of such notice, the Trustees determine that the continuation in effect of this Agreement will result in further such violations, to the detriment of the Trust or its shareholders, then this Agreement may be terminated by the Trust without payment of any penalty. Such termination may be effected by written notice delivered personally or mailed registered mail, postage prepaid, to the Distributor.

          (c) This Agreement shall automatically terminate if it is assigned by the Distributor.

           (d) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. Specifically, the terms "interested persons," "assignment" and "vote of a majority of the outstanding voting securities," as used in this Agreement, shall have the meanings assigned to them by Section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The Trust and the Distributor may from time to time agree on such provisions interpreting or clarifying the provisions of this Agreement as, in their joint opinion, are consistent with the general tenor of this Agreement and with the specific provisions of this Paragraph 14(d). Any such interpretations or clarifications shall be in writing signed by the parties and annexed hereto, but no such interpretation or clarification shall be effective in contravention of any applicable federal or state law regulations, and no such interpretation or clarification shall be deemed to be an amendment of this Agreement.

          (e) This Agreement is made in the State of Connecticut and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of Connecticut.

          (f) This Agreement is made by the Trust pursuant to authority granted by the Trustees and the obligations created hereby are not binding on any of the Trustees or shareholders of the Trust, individually, but bind only assets belonging to the Trust.

          IN WITNESS WHEREOF, the parties hereto have caused this agreement to be executed by their respective officers thereunto duly authorized, on the day and year first written above.

                      THE MANAGERS TRUST I


          By: ___________________

          Title: _________________


                         THE MANAGERS FUNDS LLC

            By: __________________

            Title: _________________

                                                      Exhibit (g)
                                                     -------------

                       CUSTODIAN CONTRACT
                             Between
                      THE MANAGERS TRUST I
                               and
               STATE STREET BANK AND TRUST COMPANY


TABLE OF CONTENTS

1 .  Employment of Custodian and Property to be Held By It  1

2.   Duties of the Custodian with Respect to Property of the Fund
     Held by the
     Custodian in the United State                          2

     2.1  Holding Securities                                2
     2.2  Delivery of Securities                            2
     2.3  Registration of Securities                        4
     2.4  Bank Accounts                                     4
     2.5  Availability of Federal Funds                     4
     2.6  Collection of Income                              5
     2.7  Payment of Fund Monies                            5
     2.8  Liability for Payment in Advance of Receipt of
          Securities Purchased                              5
     2.9  Appointment of Agents                             6
    2.10  Deposit of Fund Assets in Securities System       6
    2.10  Fund Assets Held in the Custodian's Direct
          Paper System                                      7
    2.11  Segregated Account                                8
    2.12  Ownership Certificates for Tax Purposes           9
    2.13  Proxies                                           9
    2.14  Communications Relating to Portfolio Securities   9

3.   Duties of the Custodian with Respect to Property of
     the Fund Held Outside of the United States             9

     3.1  Appointment of Foreign Sub-Custodians             9
     3.2  Assets to be Held                                10
     3.3  Foreign Securities Depositories                  10
     3.4  Segregation of Securities                        10
     3.5  Agreements with Foreign Banking Institutions     10
     3.6  Access of Independent Accountants of the Fund    11
     3.7  Reports by Custodian                             11
     3.8  Transactions in Foreign Custody Account          11
     3.9  Liability of Foreign Sub-Custodians              11
    3.10  Liability of Custodian                           11
     3.11 Reimbursement for Advances                       12
     3.12 Monitoring Responsibilities                      12
     3.13 Branches of U.S. Banks                           12
     3.14 Tax Law                                          13
     3.15 Rule 17f-5                                       13

4.   Payments for Sales or Repurchases or Redemptions
     of Shares of the Fund                                 13

5.   Proper Instructions                                   13

6.   Actions Permitted Without Express Authority           14

7.   Evidence of Authority                                 14

8.   Duties of Custodian With Respect to the Books of Account and
     Calculation of Net Asset Value and Net Income         15

9.   Records                                               15

10.  Opinion of Fund's Independent Accountants             15

11.  Reports to Fund by Independent Public Accountants     15

12.  Compensation of Custodian                             16

13.  Responsibility of Custodian                           16

14.  Effective Period, Termination and Amendment           17

15.  Successor Custodian                                   18

16.  Interpretive and Additional Provisions                19

17.  Additional Funds                                      19

18.  Massachusetts Law to Apply                            19

19.  Prior Contracts                                       19

                       CUSTODIAN CONTRACT

     This Contract between The Managers Trust I, a business trust organized and existing under the Commonwealth of Massachusetts, having its principal place of business at 200 Connecticut Avenue, Norwalk, Connecticut 06854, hereinafter called the "Fund", and State Street Bank and Trust Company, a Massachusetts trust company, having its principal place of business at 225 Franklin Street, Boston, Massachusetts, 02110, hereinafter called the "Custodian".

                          WITNESSETH:

     WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

     WHEREAS, the Fund intends to initially offers shares in three series, Managers U.S. Stock Market Plus Fund, Managers Intermediate Duration Government Fund and Managers Short Duration Government Fund, (such series together with all other series subsequently established by the Fund and made subject to this Contract in accordance with Article 17, being herein referred to as the "Portfolio(s)");

     NOW THEREFORE, in consideration of the mutual covenants and agreements hereinafter contained, the parties hereto agree as follows:

1.   Employment of Custodian and Property to be Held by It

     The Fund hereby employs the Custodian as the custodian of the assets of the Portfolios of the Fund, including securities which the Fund, on behalf of the applicable Portfolio desires to be held in places within the United States ("domestic securities") and securities it desires to be held outside the United States ("foreign securities") pursuant to the provisions of the Declaration of Trust. The Fund on behalf of the Portfolio(s) 'agrees to deliver to the Custodian all securities and cash of the Portfolios, and all payments of income, payments of principal or capital distributions received by it with respect to all securities owned by the Portfolio(s) from time to time, and the cash consideration received by it for such new or treasury shares of beneficial interest of the Fund representing interests in the Portfolios, ("Shares") as may be issued or sold from time to time. The Custodian shall not be responsible for any property of a Portfolio held or received by the Portfolio and not delivered to the Custodian.

     Upon receipt of "Proper Instructions" (within the meaning of Article 5), the Custodian shall on behalf of the applicable Portfolio(s) from time to time employ one or more sub-custodians, located in the United States but only in accordance with an applicable vote by the Board of Trustees of the Fund on behalf of the applicable Portfolio(s), and provided that the Custodian shall have ' no more or less responsibility or liability to the Fund on account of any actions or omissions of any sub-custodian so employed than any such sub-custodian has to the Custodian. The Custodian may employ as sub-custodian for the Fund's foreign securities on behalf of the applicable Portfolio(s) the foreign banking institutions and foreign securities depositories designated in Schedule A hereto, but only in accordance with the provisions of Article 3.

2.   Duties of the Custodian with Respect to Property of the Fund
     Held By the Custodian in the United States

2.1 Holding Securities. The Custodian shall hold and physically segregate for the account of each Portfolio all non-cash property, to be held by it in the United States including all domestic securities owned by such Portfolio, other than
     (a) securities which are maintained pursuant to Section 2. 10 in a clearing agency which acts as a securities depository or in- a book-entry system authorized by the U.S. Department of the Treasury, collectively referred to herein as "U.S. Securities System" and (b) commercial paper of an issuer for which State Street Bank and Trust Company acts as issuing and paying agent ("Direct Paper") which is deposited and/or maintained in the Direct Paper System of the Custodian (the "Direct Paper System") pursuant to Section 2.10A.

2.2 Delivery of Securities. The Custodian shall release and deliver domestic securities owned by a Portfolio held by the Custodian or in a Securities System account of the Custodian ("U.S. Securities System Account") or in the Custodian's Direct Paper book entry system account ("Direct Paper System Account") only upon receipt of Proper Instructions from the Fund on behalf of the applicable Portfolio, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

     1) Upon sale of such securities for the account of the Portfolio and receipt of payment therefor;

     2) Upon the receipt of payment in connection with any repurchase agreement related to such securities entered into by the Portfolio;

     3)   In the case of a sale effected through a U.S.
          Securities System, in accordance with the provisions of
          Section 2. 10 hereof;

     4) To the depository agent in connection with tender or other similar offers for securities of the Portfolio;

     5) To the issuer thereof or its agent when such securities are called, redeemed, retired or otherwise become payable; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

     6) To the issuer thereof, or its agent, for transfer into the name of the Portfolio or into the name of any nominee or nominees of the Custodian or into the name or nominee name of any agent appointed pursuant to
          Section 2.9 or into the name or nominee name of any sub-custodian appointed pursuant to Article 1; or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units; provide that, in any such case, the new securities are to be delivered to the Custodian;

     7) Upon the sale of such securities for the account of the Portfolio, to the broker or its clearing agent, against a receipt, for examination in accordance with "street delivery" custom; provided that in any such case, the Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Custodian's own negligence or willful misconduct;

     8) For exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement; provided that, in any such case, the new securities and cash, if any, are to be delivered to the Custodian;

     9) In the case of warrants, rights or similar securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities; provided that, in any such case, the new securities and cash, if any, are to be delivered to the Custodian;

     10) For delivery in connection with any loans of securities made by the Portfolio, but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund on behalf of the Portfolio, which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities, except that in connection with any loans for which collateral is to be credited to the Custodian's account in the book-entry system authorized by the U.S. Department of the Treasury, the Custodian will not be held liable or responsible for the delivery of securities owned by the Portfolio prior to the receipt of such collateral;

     11) For delivery as security in connection with any borrowings by the Fund on behalf of the Portfolio requiring a pledge of assets by the Fund on behalf of the Portfolio, but only against receipt of amounts borrowed;

     12) For delivery in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian and a broker-dealer registered under the Exchange Act of 1934 (the "Exchange Act") and a member of The National Association of Securities Dealers, Inc. ("NASD"), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Portfolio of the Fund;
     13) For delivery in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian, and a Futures Commission Merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any Contract Market, or any similar organization or organizations, regarding account deposits in connection with transactions by the Portfolio of the Fund;

     14) Upon receipt of instructions from the transfer agent ("Transfer Agent") for the Fund, for delivery to such Transfer Agent or to the holders of Shares in connection with distributions in kind, as may be described from time to time in the currently effective prospectus and statement of additional information of the Fund, related to the Portfolio ("Prospectus"), in satisfaction of requests by holders of Shares for repurchase or redemption; and

     15) For any other proper corporate purpose, but only upon receipt of, in addition to Proper Instructions from the Fund on behalf of the applicable Portfolio, a certified copy of a resolution of the Board of Trustees or of the Executive Committee signed by an officer of the Fund and certified by the Secretary or an Assistant Secretary, specifying the securities of the Portfolio to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such securities shall be made.

2.3 Registration of Securities. Domestic securities held by the Custodian (other than bearer securities) shall be registered in the name of the Portfolio or in the name of any nominee of the Fund on behalf of the Portfolio or of any nominee of the Custodian which nominee shall be assigned exclusively to the Portfolio, unless the Fund has authorized in writing the appointment of a nominee to be used in common with other registered investment companies having the same investment adviser as the Portfolio, or in the name or nominee name of any agent appointed pursuant to Section 2.9 or in the name or nominee name of any sub-custodian appointed pursuant to
     Article 1. All securities accepted by the Custodian on behalf of the Portfolio under the terms of this Contract shall be in "street name" or other good delivery form. If, however, the Fund directs the Custodian to maintain securities in Astreet name", the Custodian shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund on a best efforts basis only of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

2.4 Bank Accounts. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of each Portfolio of the Fund, subject only to draft or order by the Custodian acting pursuant to the terms of this Contract, and shall hold in such account or accounts, subject to the provisions hereof, all cash received by it from or for the account of the Portfolio, other than cash maintained by the Portfolio in a bank account established and used in accordance with Rule 17f-3 under the Investment Company Act of 1940. Funds held by the Custodian for a Portfolio may be deposited by it to its credit as Custodian in the Banking Department of the Custodian or in such other banks or trust companies as it may in its discretion deem necessary or desirable; provided, however, that every such bank or trust company shall be qualified to act as a custodian under the Investment Company Act of 1940 and that each such bank or trust company and the funds to be deposited with each such bank or trust company shall on behalf of each applicable Portfolio be approved by vote of a majority of the Board of Trustees of the Fund. Such funds shall be deposited by the Custodian in its capacity as Custodian and shall be withdrawable by the Custodian only in that capacity.

2.5 Availability of Federal Funds. Upon mutual agreement between the Fund on behalf of each applicable Portfolio and the Custodian, the Custodian shall, upon the receipt of Proper Instructions from the Fund on behalf of a Portfolio, make federal funds available to such Portfolio as of specified times agreed upon from time to time by the fund and the Custodian in the amount of checks received in payment for Shares of such Portfolio which are deposited into the Portfolio's account.

2.6 Collection of Income. Subject to the provisions of Section 2.3, the Custodian shall collect on a timely basis all income and other payments with respect to registered domestic securities held hereunder to which each Portfolio shall be entitled either by law or pursuant to custom in the securities business, and shall collect on a timely basis all income and other payments with respect to bearer domestic securities if, on the date of payment by the issuer, such securities are held by the Custodian or its agent thereof and shall credit such income, as collected, to such Portfolio's custodian account. Without limiting the generality of the foregoing, the Custodian shall detach and present for payment all coupons and other income items requiring presentation as and when they become due and shall collect interest when due on securities held hereunder. Income due each Portfolio on securities loaned pursuant to the provisions of Section 2.2 (10) shall be the responsibility of the Fund. The Custodian will have no duty or responsibility in connection therewith, other than to provide the Fund with such information or data as may be necessary to assist the Fund in arranging for the timely delivery to the Custodian of the income to which the Portfolio is properly entitled.

2.7 Payment of Fund Monies. Upon receipt of Proper Instructions from the Fund on behalf of the applicable Portfolio, which may be continuing instructions when deemed appropriate by the parties, the Custodian shall pay out monies of a Portfolio in the following cases only:

     1) Upon the purchase of domestic securities, options, futures contracts or options on futures contracts for the account of the Portfolio but only (a) against the delivery of such securities or evidence of title to such options, futures contracts or options on futures contracts to the Custodian (or any bank, banking firm or trust company doing business in the United States or abroad which is qualified under the Investment Company Act of 1940, as amended, to act as a custodian and has been designated by the Custodian as agent for this purpose) registered in the name of the Portfolio or in the name of a nominee of the Custodian referred to in
          Section 2.3 hereof or in proper form for transfer; (b) in the case of a purchase effected through a U.S. Securities System, in accordance with the conditions set forth in Section 2.10 hereof; (c) in the case of a purchase involving the Direct Paper System, in accordance with the conditions set forth in Section 2.10A; (d) in the case of repurchase agreements entered into between the Fund on behalf of the Portfolio and the Custodian, or another bank, or a broker-dealer which is a member of NASD, (i) against delivery of the securities either in certificate form or through an entry crediting the Custodian's account at the Federal Reserve Bank, with such securities or (ii) against delivery of the receipt evidencing purchase by the Portfolio of securities owned by the Custodian along with written evidence of the agreement by the Custodian to repurchase such securities from the Portfolio; or
          (e) for transfer to a time deposit account of the Portfolio in any bank, whether domestic or foreign; such transfer may be effected prior to receipt of a confirmation from a broker and/or the applicable bank pursuant to Proper Instructions from the Fund as defined in Article 5;

     2) In connection with conversion, exchange or surrender of securities owned by the Portfolio as set forth in
          Section 2.2 hereof;

     3) For the redemption or repurchase of Shares issued by the Portfolio as set forth in Article 4 hereof;

     4) For the payment of any expense or liability incurred by the Portfolio, including but not limited to the following payments for the account of the Portfolio: interest, taxes, management, accounting, transfer agent and legal fees, and operating expenses of the Fund whether or not such expenses are to be in whole or part capitalized or treated as deferred expenses;

     5) For the payment of any dividends on Shares of the Portfolio declared pursuant to the governing documents of the Fund;

     6) For payment of the amount of dividends received in respect of securities sold short;

     7) For any other proper trust purpose, but only upon receipt of, in addition to Proper Instructions from the Fund on behalf of the Portfolio, a certified copy of a resolution of the Board of Trustees or of the Executive Committee of the Fund signed by an officer of the fund and certified by its Secretary or an Assistant Secretary, specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper purpose, and naming the person or persons to whom such payment is to be made.

2.8 Liability for Payment in Advance of Receipt of Securities Purchased. Except as specifically stated otherwise in this Contract, in any and every case where payment for purchase of domestic securities for the account of a Portfolio is made by the Custodian in advance of receipt of the securities purchased in the absence of specific written instructions from ' the Fund on behalf of such Portfolio to so pay in advance, the Custodian shall be absolutely liable to the Fund for such securities to the same extent as if the securities had been received by the Custodian.

2.9 Appointment of Agents. The Custodian may at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company which is itself qualified under the Investment Company Act of 1940, as amended, to act as a custodian, as its agent to carry out such of the provisions of this Article 2 as the Custodian may from time to time direct; provide, however, that the appointment of any such agent shall not relieve the Custodian of its responsibilities or liabilities hereunder.

2.10 Deposit of Fund Assets in U.S. Securities Systems. The Custodian may deposit and/or maintain securities owned by a Portfolio in a clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities Exchange Act of 1934, which acts as a securities depository, or in the book-entry system authorized by the U.S. Department of the Treasury and certain federal agencies, collectively referred to herein as "U.S. Securities System" in accordance with applicable Federal Reserve Board and Securities and Exchange Commission rules and regulations, if any, and subject to the following provisions:

     1) The Custodian may keep securities of the Portfolio in a U.S. Securities System provided that such securities are represented in a U.S. Securities System Account which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     2) The records of the Custodian with respect to securities of the Portfolio which are maintained in a U.S.
          Securities System shall identify by book-entry those securities belonging to the Portfolio;

     3) The Custodian shall pay for securities purchased for the account of the Portfolio upon (i) receipt of advice from the U.S. Securities System that such securities have been transferred to the U.S. Securities System Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of the Portfolio. The Custodian shall transfer securities sold for the account of the Portfolio upon (i) receipt of advice from the U.S. Securities System that payment for such securities has been transferred to the U.S. Securities System Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of the Portfolio. Copies of all advices from the U.S. Securities System of transfers of securities for the account of the Portfolio shall identify the Portfolio, be maintained for the Portfolio by the Custodian and be provided to the Fund at its request. Upon request, the Custodian shall furnish the Fund on behalf of the Portfolio confirmation of each transfer to or from the account of the Portfolio in the form of a written advice or notice and shall furnish to the Fund on behalf of the Portfolio copies of daily transaction sheets reflecting each day's transactions in the U.S. Securities System for the account of the Portfolio;

     4) The Custodian shall provide the Fund for the Portfolio with any report obtained by the Custodian on the U.S. Securities System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the U.S. Securities System;

     5) The Custodian shall have received from the Fund on behalf of the Portfolio the initial or annual certificate, as the case may be, required by Article 14 hereof,

     6) Anything to the contrary in this Contract notwithstanding, the Custodian shall be liable to the Fund for the benefit of the Portfolio for any loss or damage to the Portfolio resulting from use of the U.S. Securities System by reason of any negligence, misfeasance or misconduct of the Custodian or any of its agents or of any of its or their employees or from failure of the Custodian or any such agent to enforce effectively such rights as it may have against the U.S. Securities System; at the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claim against the U.S. Securities System or any other person which the Custodian may have as a consequence of any such loss or damage if and to the extent that the Portfolio has not been made whole for any such loss or damage.

2.10A     Fund Assets Held in the Custodian's Direct Paper
     System. The Custodian may deposit and/or maintain securities owned by a Portfolio in the Direct Paper System of the Custodian subject to the following provisions:

     1)   No transaction relating to securities in the Direct
          Paper System will be effected in the absence of Proper
          Instructions from the Fund on behalf of the Portfolio;

     2) The Custodian may keep securities of the Portfolio in the Direct Paper System only if such securities are represented in a Direct Paper System Account which shall not include any assets of the Custodian other than assets held as a fiduciary, custodian or otherwise for customers;

     3) The records of the Custodian with respect to securities of the Portfolio which are maintained in the Direct
          Paper System shall identify by book-entry those securities belonging to the Portfolio;

     4) The Custodian shall pay for securities purchased for the account of the Portfolio upon the making of an entry on the records of the Custodian to reflect such payment and transfer of securities to the account of the Portfolio. The Custodian shall transfer securities sold for the account of the Portfolio upon the making of an entry on the records of the Custodian to reflect such transfer and receipt of payment for the account of the Portfolio;

     5) The Custodian shall furnish the Fund on behalf of the Portfolio confirmation of each transfer to or from the account of the Portfolio, in the form of a written advice or notice, of Direct Paper on the next business day following such transfer and shall furnish to the Fund on behalf of the Portfolio copies of daily transaction sheets reflecting each day's transaction in the U.S. Securities System for the account of the Portfolio;

     6) The Custodian shall provide the Fund on behalf of the Portfolio with any report on its system of internal accounting control as the Fund may reasonably request from time to time.

2.11 Segregated Account. The Custodian shall upon receipt of Proper Instructions from the Fund on behalf of each applicable Portfolio establish and maintain a segregated account or accounts for and on behalf of each such Portfolio, into which account or accounts may be transferred cash and/or securities, including securities maintained in an account by the Custodian pursuant to Section 2.10 hereof,
     (i) in accordance with the provisions of any agreement among the Fund on behalf of the Portfolio, the Custodian and a broker-dealer registered under the Exchange Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Portfolio, (ii) for purposes of segregating cash or government securities in connection with options purchased, sold or written by the Portfolio or commodity futures contracts or options thereon purchased or sold by the Portfolio, (iii) for the purposes of compliance by the Portfolio with the procedures required by Investment Company Act Release No. 10666, or any subsequent release or releases of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies and
     (iv) for other proper corporate purposes, but only, in the case of clause (iv), upon receipt of, in addition to Proper Instructions from the Fund on behalf of the applicable Portfolio, a certified copy of a resolution of the Board of Trustees or of the Executive Committee signed by an officer of the Fund and certified by the Secretary or an Assistant secretary, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes.

2.12 Ownership Certificates for Tax Purposes. The Custodian shall execute ownership and other certificates and affidavits for all federal and state tax purposes in connection with receipt of income or other payments with respect to domestic securities of each Portfolio held by it and in connection with transfers of securities.
2.13 Proxies. The Custodian shall, with respect to the domestic securities held hereunder, cause to be promptly executed by the registered holder of such securities, if the securities are registered otherwise than in the name of the Portfolio or a nominee of the Portfolio, all proxies, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Portfolio such proxies, all proxy soliciting materials and all notices relating to such securities.

2.14 Communications Relating to Portfolio Securities. Subject to the provisions of Section 2.3, the Custodian shall transmit promptly to the Fund for each Portfolio all written information (including, without limitation, pendency of calls and maturities of domestic securities and expirations of rights in connection therewith and notices of exercise of call and put options written by the Fund on behalf of the Portfolio and the maturity of futures contracts purchased or sold by the Portfolio) received by the Custodian from issuers of the securities being held for the Portfolio. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Portfolio all written information received by the Custodian from issuers of the securities whose tender or exchange is sought and from the party (or his agents) making the tender or exchange offer. If the Portfolio desires to take action with respect to any tender offer, exchange offer or any other similar transaction, the Portfolio shall notify the Custodian at least three business days prior to the date on which the Custodian is to take such action.

3.   Duties of the Custodian with Respect to Property of the Fund
     Held Outside of the United States

3.1 Appointment of Foreign Sub-Custodians. The Fund hereby authorizes and instructs the Custodian to employ as sub-custodians for the Portfolio's securities and other assets maintained outside the United States the foreign banking institutions and foreign securities depositories designated on Schedule A hereto ("foreign sub-custodians"). Upon receipt of "Proper Instructions", as defined in Article 5 of this Contract, together with a certified resolution of the Fund's Board of Trustees, the Custodian and the Fund may agree to amend Schedule A hereto from time to time to designate additional foreign banking institutions and foreign securities depositories to act as sub-custodian. Upon receipt of Proper Instructions, the Fund may instruct the Custodian to cease the employment of any one or more such sub-custodians for maintaining custody of the Portfolio's assets.

3.2 Assets to be Held. The Custodian shall limit the securities and other assets maintained in the custody of the foreign sub-custodians to: (a) "foreign securities", as defined in paragraph (c)(1) of Rule 17f-5 under the Investment Company Act of 1940, and (b) cash and cash equivalents in such amounts as the Custodian or the Fund may determine to be reasonably necessary to effect the Portfolio's foreign securities transactions.

3.3 Foreign Securities Depositories. Except as may otherwise be agreed upon in writing by the Custodian and the Fund, assets of the Portfolios shall be maintained in a foreign clearing agency which acts as a securities depository or in a book-entry system for the central handling of securities in a country or a foreign securities depository or clearing agency which operates a transnational system for the central handling of securities or equivalent book entries, located outside the United States (each a "Foreign Securities System") only through arrangements implemented by the foreign banking institutions serving as sub-custodians pursuant to the terms hereof (Foreign Securities Systems and U.S. Securities Systems are collectively referred to herein as the "Securities Systems"). Where possible, such arrangements shall include entry into agreements containing the provisions set forth in Section 3.5 hereof.

3.4 Segregation of Securities. The Custodian shall identify on its books as belonging to each applicable Portfolio of the fund, the foreign securities of such Portfolios held by each foreign sub-custodian. Each agreement pursuant to which the Custodian employs a foreign banking institution shall require that such institution establish a custody account for the Custodian on behalf of the Fund for each applicable portfolio of the Fund and physically segregate in each account, securities and other assets of the Portfolios, and, in the event that such institution deposits the securities of one or more of the Portfolios in a foreign securities depository, that it shall identify on its books as belonging to the Custodian, as agent for each applicable Portfolio, the securities so deposited.

3.5 Agreements with Foreign Banking Institutions. Each agreement with a foreign banking institution shall provide that: (a) the assets of each Portfolio will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the foreign banking institution or its creditors or agent, except a claim of payment for their safe custody or administration; (b) beneficial ownership for the assets of each Portfolio will be freely transferable without the payment of money or value other than for custody or administration; (c) adequate records will be maintained identifying the assets as belonging to each applicable Portfolio; (d) officers of or auditors employed by, or other representatives of the Custodian, including to the extent permitted under applicable law the independent public accountants for the Fund, will be given access to the books and records of the foreign banking institution relating to its actions under its agreement with the Custodian; and (e) assets of the Portfolios held by the foreign sub-custodian will be subject only to the instructions of the Custodian or its agents.

3.6 Access of Independent Accountants of the Fund. Upon request of the Fund, the Custodian will use its best efforts to arrange for the independent accountants of the Fund to be afforded access to the books and records of any foreign banking institution employed as a foreign sub-custodian insofar as such books and records relate to the performance of such foreign banking institution under its agreement with the Custodian.

3.7 Reports by Custodian. The Custodian will supply to the Fund from time to time, as mutually agreed upon, statements in respect of the securities and other assets of the Portfolio(s) held by foreign sub-custodians, including but not limited to an identification of entities having possession of the Portfolio(s) securities and other assets and advices or notifications of any transfers of securities to or from each custodial account maintained by a foreign banking institution for the Custodian on behalf of each applicable Portfolio indicating, as to securities acquired for a Portfolio, the identity of the entity having physical possession of such securities.
 3.8 Transactions in Foreign Custody Account. (a) Except as otherwise provided in paragraph (b) of this Section 3.8, the provisions of Sections 2.2 and 2.7 of this Contract shall apply, mutatis mutandis to the foreign securities of the Fund held outside the United States by foreign sub-custodians.

     (b) Notwithstanding any provision of this Contract to the contrary, settlement and payment for securities received for the account of each applicable Portfolio and delivery of securities maintained for the account of each applicable Portfolio may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer.

     (c) Securities maintained in the custody of a foreign sub-custodian may be maintained in the name of such entity's nominee to the same extent as set forth in Section 2.3 of this Contract, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such securities.

3.9 Liability of Foreign Sub-Custodians. Each agreement pursuant to which the Custodian employs a foreign banking institution as a foreign sub-custodian shall require the institution to exercise reasonable care in the performance of its duties and to indemnify, and hold harmless, the Custodian and the Fund from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the institution's performance of such obligations. At the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a foreign banking institution as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Fund has not been made whole for any such loss, damage, cost, expense, liability or claim.

3.10 Liability of Custodian. The Custodian shall be liable for the acts or omissions of a foreign banking institution to the same extent as set forth with respect to sub-custodians generally in this Contract and, regardless of whether assets are maintained in the custody of a foreign banking institution, a foreign securities depository or a branch of a U.S. bank as contemplated by Section 3.13 hereof, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the sub-custodian has otherwise exercised reasonable care. Notwithstanding the foregoing provisions of this Section 3. 10, in delegating custody duties to State Street London Ltd., the Custodian shall not be relieved of any responsibility to the Fund for any loss due to such delegation, except such loss as may result from (a) political risk (including, but not limited to, exchange control restrictions, confiscation, expropriation, nationalization, insurrection, civil strife or armed hostilities) or (b) other losses (excluding a bankruptcy or insolvency of State Street London Ltd. not caused by political risk) due to Acts of God, nuclear incident or other losses under circumstances where the Custodian and State Street London Ltd. have exercised reasonable care.

3.11 Reimbursement for Advances. If the Fund requires the Custodian to advance cash or securities for any purpose for the benefit of a Portfolio including the purchase or sale of foreign exchange or of contracts for foreign exchange, or in the event that the Custodian or its nominee shall incur or be assessed any expenses in connection with the performance of this Contract, except such as may arise from its or its nominee's own negligent actions, negligent failure to act or willful misconduct, any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay the Custodian promptly, the Custodian shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

3.12 Monitoring Responsibilities. The Custodian shall furnish annually to the Fund, during the month of June, information concerning the foreign sub-custodians employed by the Custodian. Such information shall be similar in kind and scope to that furnished to the Fund in connection with the initial approval of this Contract. In addition, the Custodian will promptly inform the Fund in the event that the Custodian learns of a material adverse change in the financial condition of a foreign sub-custodian or any material loss of the assets of the Fund or in the case of any foreign sub-custodian not the subject of an exemptive order from the Securities and Exchange Commission is notified by such foreign sub-custodian that there appears to be a substantial likelihood that its shareholders' equity will decline below $200 million (U.S. dollars or the equivalent thereof) or that its shareholders' equity has declined below $200 million (in each computed in accordance with generally accepted U.S. accounting principles).

3.13 Branches of U.S. Banks. (a) Except as otherwise set forth in this Contract, the provisions hereof shall not apply where the custody of the Portfolios assets are maintained in a foreign branch of a banking institution which is a "bank@ as defined by
     Section 2(a)(5) of the Investment Company Act of 1940 meeting the qualification set forth in Section 26(a) of said Act. The appointment of any such branch as a sub-custodian shall be governed by Article I of this Contract.

     (b) Cash held for each Portfolio of the Fund in the United
     Kingdom shall be maintained in an interest bearing account established for the Portfolio with the Custodian's London branch, which account shall be subject to the direction of the Custodian, State Street London Ltd. or both.

3.14 Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Fund by the tax law of the United States of America or any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Fund by the tax law of jurisdictions other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Fund has provided such information.

4. Payments for Sales or Repurchases or Redemptions of Shares of the Fund.

     The Custodian shall receive from the distributor for the Shares or from the Transfer Agent of the Fund and deposit into the account of the appropriate Portfolio such payments as are received for Shares of that Portfolio issued or sold from time to time by the Fund. The Custodian will provide timely notification to the Fund on behalf of each such Portfolio and the Transfer Agent of any receipt by it of payments for Shares of such Portfolio.

     From such funds as may be available for the purpose but subject to the limitations of the Agreement and Declaration of Trust and any applicable votes of the Board of Trustees of the Fund pursuant thereto, the Custodian shall, upon receipt of instructions from the Transfer Agent, make funds available for payment to holders of Shares who have delivered to the Transfer Agent a request for redemption or repurchase of their Shares. In connection with the redemption or repurchase of Shares of a Portfolio, the Custodian is authorized upon receipt of instructions from the Transfer Agent to wire funds to or through a commercial bank designated by the redeeming shareholders. In connection with the redemption or repurchase of Shares of the Fund, the Custodian shall honor checks drawn on the Custodian by a holder of Shares, which checks have been furnished by the Fund to the holder of Shares, when presented to the Custodian in accordance with such procedures and controls as are mutually agreed upon from time to time between the Fund and the Custodian.

5.   Proper Instructions.

     Proper Instructions as used throughout this Contract means a writing signed or initialed by one or more person or persons as the Board of Trustees shall have from time to time authorized. Each such writing shall set forth the specific transaction or type of transaction involved, including a specific statement of the purpose for which such action is requested. Oral instructions will be considered Proper Instructions if the Custodian reasonably believes them to have been given by a person authorized to give oral instructions with respect to the transaction involved. The Fund shall cause all oral instructions to be confirmed in writing. Upon receipt of a certificate of the Secretary or an Assistant Secretary as to the authorization by the Board of Trustees of the Fund accompanied by a detailed description of procedures approved by the Board of Trustees, Proper Instructions may include communications effected directly between electro-mechanical or electronic devices provided that the Board of Trustees and the Custodian are satisfied that such procedures afford adequate safeguards for the Portfolios' assets. For purposes of this Section, Proper Instructions shall include instructions received by the Custodian pursuant to any three-party agreement which requires a segregated asset account in accordance with Section 2.11.

6.   Actions Permitted without Express Authority.

     The Custodian may in its discretion, without express authority from the Fund on behalf of each applicable Portfolio:

     1) make payments to itself or others for minor expenses of handling securities or other similar items relating to its duties under this Contract, provided that all such payments shall be accounted for to the Fund on behalf of the Portfolio;
     2) surrender securities in temporary form for securities in definitive form;

     3) endorse for collection, in the name of the Portfolio, checks, drafts and other negotiable instruments; and

     4) in general, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with the securities and property of the Portfolio except as otherwise directed by the Board of Trustees of the Fund.

7.             Evidence of Authority

     The Custodian shall be protected in acting as provided herein upon any instructions, notice, request, consent, certificate or other instrument or paper believed by it to be genuine and to have been properly executed by or on behalf of the Fund. The Custodian may receive and accept a certified copy of a vote of the Board of Trustees of the Fund as conclusive evidence (a) of the authority of any person to act in accordance with such vote or (b) of any determination or of any action by the Board of Trustees pursuant to the Declaration of Trust as described in such vote, and such vote may be considered as in full force and effect until receipt by the Custodian of written notice to the contrary.

8. Duties of Custodian with Respect to the Books of Account and Calculation of Net Asset Value and Net Income

     The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Board of Trustees of the Fund to keep the books of account of each Portfolio and/or compute the net asset value per share of the outstanding Shares of each Portfolio or, if directed in writing to do so by the Fund on behalf of the Portfolio, shall itself keep such books of account and/or compute such net asset value per 'hare. If so directed, the Custodian shall also calculate daily the net income of the Portfolio as described in the Fund's currently effective prospectus related to such Portfolio and shall advise the Fund and the Transfer Agent daily of the total amounts of such net income and, if instructed in writing by an officer of the Fund to do so, shall advise the Transfer Agent periodically of the division of such net income among its various components. The calculations of the net asset value per share and the daily income of each Portfolio shall be made at the time or times described from time to time in the Fund's currently effective prospectus related to such Portfolio.

9.   Records

     The Custodian shall with respect to each Portfolio create and maintain all records relating to its activities and obligations under this Contract in such manner as will meet the obligations of the Fund under the Investment Company Act of 1940, with particular attention to
Section 31 thereof and Rules 31a-1 and 31a-2 thereunder. All such records shall be the property of the Fund and shall at all times during the regular business hours of the Custodian be open for inspection by duly authorized officers, employees or agents of the Fund and employees and agents of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of securities owned by each Portfolio and held by the Custodian and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

10.  Opinion of Fund's Independent Accountant

     The Custodian shall take all reasonable action, as the Fund on behalf of each applicable Portfolio may from time to time request, to obtain from year to year favorable opinions from the Fund's independent accountants with respect to its activities hereunder in connection with the preparation of the Fund's Form N-lA, and Form N-SAR or other annual reports to the Securities and Exchange Commission and with respect to any other requirements of such Commission.

11.  Reports to Fund by Independent Public Accountants

     The Custodian shall provide the Fund, on behalf of each of the Portfolios at such times as the Fund may reasonably require, with reports by independent public accountants on the accounting system, internal accounting control and procedures for safeguarding securities, futures contracts and options on futures contracts, including securities deposited and/or maintained in a Securities System, relating to the services provided by the Custodian under this Contract; such reports, shall be of sufficient scope and in sufficient detail, as may reasonably be required by the Fund to provide reasonable assurance that any material inadequacies would be disclosed by such examination, and, if there are no such inadequacies, the reports shall so state.

12.  Compensation of Custodian

     The Custodian shall be entitled to reasonable compensation for its services and expenses as Custodian as agreed from time to time between the Fund on behalf of each applicable Portfolio and the Custodian.

13.  Responsibility of Custodian

     So long as and to the extent that it is in the exercise of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received by it or delivered by it pursuant to this Contract and shall be held harmless in acting upon any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed by the proper party or parties, including any futures commission merchant acting pursuant to the terms of a three-party futures or options agreement. The Custodian shall be held to the exercise of reasonable care in carrying out the provisions of this Contract, but shall be kept indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence. It shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Fund) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice.

     The Custodian shall be liable for the acts or omissions of a foreign banking institution appointed pursuant to the provisions of
Article 3 to the same extent as set forth in Article I hereof with respect to sub-custodians located in the United States (except as specifically provided in Article 3. 10) and, regardless of whether assets are maintained in the custody of a foreign banking institution, a foreign securities depository or a branch of a U.S. bank as contemplated by paragraph 3.11 hereof, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from, or caused by, the direction of or authorization by the Fund to maintain custody or any securities or cash of the Fund in a foreign country including, but not limited to, losses resulting from nationalization, expropriation, currency restrictions or acts of war or terrorism.

     If the Fund on behalf of a Portfolio requires the Custodian to take any action with respect to securities, which action involves the payment of money or which action may, in the opinion of the Custodian, result in the Custodian or its nominee assigned to the Fund or the Portfolio being liable for the payment of money or incurring liability of some other form, the Fund on behalf of the Portfolio, as a prerequisite to requiring the Custodian to take such action, shall provide indemnity to the Custodian in an amount and form satisfactory to it.

     If the Fund requires the Custodian, its affiliates, subsidiaries or agents, to advance cash or securities for any purpose (including but not limited to securities settlements, foreign exchange contracts and assumed settlement) for the benefit of a Portfolio including the purchase or sale of foreign exchange or of contracts for foreign exchange or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Contract, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay the Custodian promptly, the Custodian shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

     In no event shall the Custodian be liable for indirect, special or consequential damages.

14.  Effective Period, Termination and Amendment

     This Contract shall become effective as of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing; provided, however that the Custodian shall not with respect to a Portfolio act under Section 2. 10 hereof in the absence of receipt of an initial certificate of the Secretary or an Assistant Secretary that the Board of Trustees of the Fund has approved the initial use of a particular Securities System by such Portfolio and the receipt of an annual certificate of the Secretary or an Assistant secretary that the Board of Trustees has reviewed the use by such Portfolio of such Securities System, as required in each case by Rule 17f-4 under the Investment Company Act of 1940, as amended and that the Custodian shall not with respect to a Portfolio act under Section 2.10A hereof in the absence of receipt of an initial certificate of the Secretary or an Assistant Secretary that the Board of Trustees has approved the initial use of the Direct Paper System by such Portfolio and the receipt of an annual certificate of the Secretary or an Assistant Secretary that the Board of Trustees has reviewed the use by such Portfolio of the Direct Paper System; provide further, however, that the Fund shall not amend or terminate this Contract in contravention of any applicable federal or state regulations, or any provision of the Declaration of Trust, and further provided, that the Fund on behalf of one or more of the Portfolios may at any time by action of its Board of Trustees (i) substitute another bank or trust company for the Custodian by giving notice as described above to the Custodian, or (ii) immediately terminate this Contract in the event of the appointment of a conservator or receiver for the Custodian by the Comptroller of the Currency or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

     Upon termination of the Contract, the Fund on behalf of each applicable Portfolio shall pay to the Custodian such compensation as may be due as of the date of such termination and shall likewise reimburse the Custodian for its costs, expenses and disbursements.

15.  Successor Custodian

     If a successor custodian for the Fund or for one or more of the Portfolios shall be appointed by the Board of Trustees of the Fund, the Custodian shall, upon termination, deliver to such successor custodian at the office of the Custodian, duly endorsed and in the form for transfer, all securities of each applicable Portfolio then held by it hereunder and shall transfer to an account of the successor custodian all of the securities of each such Portfolio held in a Securities System.

     If no such successor custodian shall be appointed, the Custodian shall, in like manner, upon receipt of a certified copy of a vote of the Board of Trustees of the Fund, deliver at the office of the Custodian and transfer such securities, funds and other properties in accordance with such vote.

     In the event that no written order designating a successor custodian or certified copy of a vote of the Board of Trustees shall have been delivered to the Custodian on or before the date when such termination shall become effective, then the Custodian shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the Investment Company Act of 1940, doing business in Boston, Massachusetts, of its own selection, having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $25,000,000, all securities, funds and other properties held by the Custodian on behalf of each applicable Portfolio and all instruments held by the Custodian relative thereto and all other property held by it under this Contract on behalf of each applicable Portfolio and to transfer to an account of such successor custodian all of the securities of each such Portfolio held in any Securities System. Thereafter, such bank or trust company shall be the successor of the Custodian under this Contract.

     In the event that securities, funds and other properties remain in the possession of the Custodian after the date of termination hereof owing to failure of the Fund to procure the certified copy of the vote referred to or of the Board of Trustees to. appoint a successor custodian, the Custodian shall be entitled to fair compensation for its services during such period as the Custodian retains possession of such securities, funds and other properties and the provisions of this Contract relating to the duties and obligations of the Custodian shall remain in full force and effect.

16.  Interpretive and Additional Provisions

     In connection with the operation of this Contract, the Custodian and the Fund on behalf of each of the Portfolios, may from time to time agree on such provisions interpretive of or in addition to the provisions of this Contract as may in their joint opinion be consistent with the general tenor of this Contract. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provide that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the prospectus or the Agreement and Declaration of Trust of the Fund. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Contract.

17.  Additional Funds

     In the event that the Fund establishes one or more series of Shares in addition to Managers U.S. Stock Market Plus Fund, Managers Intermediate Duration Government Fund and Managers Short Duration Government Fund with respect to which it desires to have the Custodian render services as custodian under the terms hereof, it shall so notify the Custodian in writing, and if the Custodian agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder and such written agreement shall become a Portfolio hereunder.

18.  Massachusetts Law to Apply

     This Contract shall be construed and the provisions thereof interpreted under and in accordance with laws of The Commonwealth of Massachusetts.

19.  Prior Contracts

     This Contract supersedes and terminates, as of the date hereof, all prior contracts between the Fund on behalf of each of the Portfolios and the Custodian relating to the custody of the Fund's assets.
     IN WITNESS WHEREOF, each of the parties has caused this instrument to be executed in its name and behalf by its duly authorized representative and its seal to be hereunder affixed as of the first day of August, 2000.

ATTEST                           THE MANAGERS TRUST II



                                 By:
                                    Name
                                    Title

ATTEST                           STATE STREET BANK AND TRUST COMPANY



                                 By:
Raelene LaPlante, Vice President
Ronald E. Logue, Vice Chairman

                   AMENDMENT TO CUSTODIAN CONTRACT

     This Amendment to Custodian Contract is made as of July 28, 2000, by and between Selected Shares, Inc. (the "Fund") and State Street Bank and Trust Company (the "Custodian"). Capitalized terms used in this Amendment without definition shall have the respective meanings given to such terms in the Custodian Contract referred to below.

     WHEREAS, the Fund and the Custodian entered into a Custodian
Contract dated November 3, 1997 (as amended from time to time, the "Custodian Contract"); and

     WHEREAS, the Fund and the Custodian wish to amend the Custodian Contract to enable the Fund to instruct the Custodian to deliver Fund property, in the context of repurchase and reverse repurchase transactions, without the Custodian receiving cash, securities or other negotiable instruments in return therefor,

     NOW, THEREFORE, in consideration of the foregoing and the mutual covenants and agreements set forth hereinafter and in the Custodian Contract, the parties hereby agree to amend the Custodian Contract as follows:

1 . The following clause is added to the end of the last sentence of the first paragraph of Section I of the Custodian Contract:

          ... including without limitation any property released, delivered or otherwise removed from the Fund's account with the Custodian pursuant to Proper Instructions.

2.   Section 2.1 is amended and restated in its entirety as follows:

          The Custodian shall hold and physically segregate for the account of the Fund all non-cash Fund property to be held by it in the United States, including all domestic securities owned by the Fund, other than (a) property of the Fund released and delivered pursuant to Section 2.2(15) or purchased pursuant to Section 2.7(7), (b) securities which are maintained pursuant to
          Section 2. 10 in a clearing agency which acts as a securities depository or in a book-entry system authorized by the U.S. Department of the Treasury (each, a "U.S. Securities System"), and (c) commercial paper of an issuer for which State Street Bank and Trust Company acts as issuing and paying agent ("Direct Paper") which is deposited and/or maintained in the Direct Paper System of the Custodian (the "Direct Paper System") pursuant to Section 2.11.

3. Section 2.2(15) is renumbered as Section 2.2(16), and new Section 2.2(15) is added to the Custodian Contract as follows:

          (15)      Upon the sale of Fund property, and
               prior to or without receipt of payment
               therefor, but only as set forth in
               Proper Instructions (such delivery in
               advance of payment shall be referred to
               herein as a "Free Trade"); and

4. The following clause is added to the beginning of the first sentence of Section 2.6 of the Custodian Contract:

          Except with respect to Fund property released and delivered pursuant to Section 2.2(15) or purchased pursuant to Section 2.7(7),. . .

5. Section 2.7(7) is renumbered as Section 2.7(8), and new Section 2.7(7) is added to the Custodian Contract as follows:

          (7) Upon the purchase of investments, and prior to or without receipt thereof, but only as set forth in Proper Instructions (such payment in advance of delivery, along with delivery in advance of payment made in accordance with Section 2.2(15), as applicable, shall also be referred to herein as a "Free Trade"); and

7. The following clause is added to the beginning of the first sentence of Section 2.14 of the Custodian Contract:

          Except with respect to Fund property released and delivered pursuant to Section 2.2(15), or purchased pursuant to Section 2.7(7), of this Custodian Contract, the ...

8. The following clause is added to the beginning of the first sentence of Section 2.15 of the Custodian Contract:

          Except with respect to Fund property released and delivered pursuant to Section 2.2(15), or purchased pursuant to Section 2.7(7), of this Custodian Contract, and subject. . .

9. The following sentence is added to the end of Section 8 of the Custodian Contract:

          The Fund acknowledges that, in keeping the books of account of the Fund and/or making the calculations described herein, with respect to Fund property released, delivered or purchased pursuant to Sections 2.2(15) and 2.7(7) of this Custodian Contract, the Custodian is authorized and instructed to rely upon information provided to it by the Fund, the Fund's counterparty(ies), or the agents of either of them.

10. The following sentence is added to the end of Section 9 of the Custodian Contract:

          The Fund acknowledges that, in creating and maintaining the records as set forth herein, with respect to Fund property released, delivered or purchased pursuant to Sections 2.2(15) and 2.7(7) of this Custodian Contract, the Custodian is authorized and instructed to rely upon information provided to it by the Fund, the Fund's counterparty(ies), or the agents of either of them.

11.  The following paragraph is added to Section 12 of the Custodian
     Contract:

          The Fund agrees to indemnify and hold the Custodian harmless from and against any and all costs, expenses, losses, damages, charges, attorney's fees, payments and liabilities which may be asserted against the Custodian acting in accordance with any Proper Instruction with respect to Free Trades including, but not limited to, loss, damage, cost, expense, liability, tax, charge, assessment or claim resulting from (a) the failure of the Fund to receive income with respect to purchased investments, (b) the failure of the Fund to recover amounts invested on maturity of purchased investments, (c) the failure of the Custodian to respond to or be aware of notices or other corporate communications with respect to purchased investments, or (d) the Custodian's reliance on information provided by the Fund, the Fund's counterparty(ies) or the agents of either of them with respect to Fund property released, delivered or purchased pursuant to Sections 2.2(15) and 2.7(7) of this Custodian Contract.

12. Except as specifically set forth herein, the terms and provisions of the Custodian Contract continue to apply with full force and effect.

     IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed in its name and behalf by its duly authorized representative as of the date first above written.

SELECTED SPECIAL SHARES,                    Witnessed By:


By:                                     By:
Name:                                   Name:
Title:                                  Title:



STATE STREET BANK AND TRUST COMPANY     Witnessed By:

By:                                     By:
Name: Ronald E. Logue                   Name: Jean S. Carr
Title: Vice Chairman                    Title: Associate Counsel

Schedule A
--------------
17f-5 Approval
The Board of Directors/Trustees of has
approved certain foreign banking institutions and foreign securities depositories within State Street's Global Custody
Network for use as subcustodians for the Fund's securities, cash and cash equivalents held outside of the United
States. Board approval is as indicated by the Fund's Authorized
Officer:
Fund Officer
Initials Country  Subcustodian
State Street's entire Global Custody Network listed below
Argentina
Australia
Austria
Bahrain
Bangladesh
Belgium
Bermuda
Bolivia
Botswana
Brazil
Bulgaria
Canada
Chile  Citibank, N.A.
People's Republic The Hongkong and Shanghai of China Banking Corporation Limited,
Shanghai and Shenzhen branches
Citibank, N.A.
Westpac Banking Corporation
Erste Bank der Osterreichischen Sparkassen AG
HSBC Bank Middle East (as delegate of The Hongkong and Shanghai Banking Corporation Limited)
Standard Chartered Bank
Fortis Bank nv-sa
The Bank of Bermuda Limited
Citibank, N.A.
Barclays Bank of Botswana Limited
Citibank, N.A.
ING Bank N.V.
State Street Trust Company Canada
SCHEDULE A
Central Depoa "o
Caja de Valores S.A.
Austradear Limited
Reserve Bank Information and Transfer System
Oesterreichische Kontrollbank AG (Wertpapiersammelbank Division)
None
None
Caisse Interprofessionnelle de D6p6ts et cle Virements de Titres S.A. Banque Nationale de Belgique
None
None
None
Companhia Brasileira de Liquidagao e Cust6dia
Central Depository AD
Bulgarian National Bank
Canadian Depository for Securities Limited
Dep6sito Central cle Valores S.A.
Shanghai Securities Central Clearing & Registration Corporation Shenzhen Securities Central Clearing Co., Ltd.

JUNE 2000

Fund Officer
Initials Country
Colombia
Costa Rica
Croatia
Cyprus
Czech Republic
Denmark
Ecuador
Egypt
Estonia
Finland
France
Germany
Ghana
Greece
Subcustodian
Cititrust Colombia S.A. Sociedad Ficluciaria
Banco BCT S.A.
Privredna Banka Zagreb d.d.
The Cyprus Popular Bank Ltd.
CeskoslovenskA Obchodnf Banka, A.S.
Den Danske Bank
Citibank, N.A.
Egyptian British Bank (as delegate of The Hongkong and Shanghai
Banking Corporation Limited)
Hansabank
Merita Bank Pic.
BNP Paribas
Dresciner Bank AG
Barclays Bank of Ghana Limited
National Bank of Greece S.A.
Hong Kong Standard Chartered Bank
Hungary Citibank Rt.
Iceland
SCHEDULE A
Icebank Ltd.
JUNE 2000
Central Depository
Dep6sito Centralizado cle Valores
Central cle Valores S.A.
Ministry of Finance
National Bank of Croatia

Sredignja Depozitarna Agencija d.d.
None
Stfeclisko cenn9ch papiru
Czech National Bank
Vaordipapircentralen (Danish Securities Center)
None
Misr for Clearing, Settlement, and Depository
Eesti VWpaberite Keskdepositooriurn
Finnish Central Securities Depository
Socibt6 Interprofessionnelle pour la Compensation des Valeurs
Mobilibres
Clearstrearn Banking AG, Frankfurt
None
Central Securities Depository (Apothetirion Titlon AE)
Bank of Greece, System for Monitoring Transactions in Securities in Book-Entry Form
Central Clearing and Settlement System
Central Moneymarkets Unit
K6zponti ElszAmol6h6z 6s trt6kt6r (Budapest) Rt. (KELER)
None
Fund Officer
Initials Country
India
Subcustodian
Deutsche Bank AG
The Hongkong and Shanghai Banking Corporation Limited
Indonesia
Ireland
Israel
Italy
Ivory Coast
Jamaica
Japan
Jordan
Kenya
Republic of Korea
Latvia
Lebanon
Lithuania
SCHEDULE A
Central Depository National Securities Depository Limited Central Depository Services India Limited Reserve Bank of India
National Securities Depository Limited
Central Depository Services India Limited Reserve Bank of India Standard Chartered Bank
Bank of Ireland
Bank Hapoalim B.M.
BNP Paribas, Italian Branch
Soci6t6 G6n6rale de Banques en C6te d'lvoire
Scotiabank Jamaica Trust and Merchant Bank Limited
The Fuji Bank, Limited
The Sumitomo Bank, Limited
HSBC Bank Middle East (as delegate of The Hongkong and Shanghai Banking Corporation Limited)
Barclays Bank of Kenya Limited
The Hongkong and Shanghai Banking Corporation Limited
A/s Hansabanka
HSBC Bank Middle East (as delegate of The Hongkong and Shanghai Banking Corporation Limited)
Vilniaus Bankas AB
Bank Indonesia
PT Kustodian Sentral Efek Indonesia
Central Bank of Ireland Securities Settlement Office
Tel Aviv Stock Exchange Clearing House Ltd. (TASE Clearinghouse)
Monte Titoli S.p.A.
Banca d'Italia
Depositaire Central -Banque de Rbglement
Jamaica Central Securities Depository
Japan Securities Depository Center (JASDEQ
Bank of Japan Net System
Japan Securities Depository Center (JASDEQ
Bank of Japan Net System
None
Central Bank of Kenya
Korea Securities Depository
Latvian Central Depository
Custodian and Clearing Center of Financial Instruments for Lebanon and the Middle East (Midclear) S.A.L.
Banque du Liban
Central Securities Depository of Lithuania
JUNE 2000
Fund Officer
Initials Country Subcustodian  Central Depository
Malaysia Standard Chartered Bank Malaysian Central Depository Sdn.Bhd. Malaysia Berhad
Bank Negara Malaysia, Scripless Securities Trading and Safekeeping
Systems
Mauritius The Hongkong and Shanghai Central Depository & Settlement Banking Corporation Limited Co. Ltd.
Bank of Mauritius
Mexico Citibank Mexico, S.A. S.D. INDEVAL
(Instituto para el Dep6sito de Valores)
Morocco Banque Commerciale du Maroc Maroclear
Namibia Standard Bank Namibia Limited None
Netherlands Fortis Bank (Nederland) N.V. Nederlands Centraal Instituut voor
Giraal Effectenverkeer BY (NECIGEF)
New Zealand ANZ Banking Group (New Zealand) Limited
Norway
Oman
Pakistan
Palestine
Panama
Peru
Philippine3
Poland
Christiania Bank og Kreditkasse ASA
HSBC Bank Middle East (as delegate of The Hongkong and Shanghai Banking Corporation Limited)
Deutsche Bank AG
HSBC Bank Middle East (as delegate of the Hongkong and Shanghai Banking Corporation Limited)
BankBoston, N.A.
Citibank, N.A.
Standard Chartered Bank
Citibank (Poland) S.A.
New Zealand Central Securities Depository Limited
Verdipapirsentralen (Norwegian Central Registry of Securities)
Muscat Securities Market Depository & Securities Registration Company,
SAOC
Central Depository Company of Pakistan Limited
State Bank of Pakistan
Clearing Depository and Settlement, a department of the Palestine
Stock Exchange
None
Caja de Valores y Liquidaciones, CAVALI ICI2V S.A.
Philippine Central Depository, Inc.
Registry of Scripless Securities (ROSS) of the Bureau of Treasury National Depository of Securities (Krajowy Depozyt Papier6w Warto6ciowych SA)
Central Treasury Bills Registrar
Portugal Banco Comercial Portugu6s Central de Valores MobiliArios

SCHEDULE A
-------------

JUNE 2000
Fund Officer
Initials Country Subcustodian  Central Depository
Qatar HSBC Bank Middle East Central Clearing and Registration
(CCR)
(as delegate of the HongKong and a department of the Doha
Securities Market
Shanghai Banking Corporation Limited)
Romania ING Bank N.V. National Securities Clearing, Settlement and Depository Company
Bucharest Stock Exchange Registry Division
National Bank of Romania
Russia Credit Suisse First Boston AO, Moscow None (as delegate of Credit Suisse First Boston, Zurich)
Singapore The Development Bank Central Depository (Pte) Limited of Singapore Limited
Monetary Authority of Singapore
Slovak Republic 6eskoslovensk6 Obchodnf Stredisko cenn~ch papierov
Qanka, A.S.
National Bank of Slovakia
Slovenia Bank Austria Creclitanstalt d.d. Ljubljana. Klirinsko
Depotna Druzba d.d.
South Africa Standard Bank of South Africa Limited  Central
Depository Limited
Share Transactions Totally Electronic (STRATE) Ltd.
Spain Banco Santander Central Servicio cle Compensaci6n y Hispano, S.A. Liquiclaci6n de Valores, S.A.
Banco cle Espaha, Central de Anotaciones en Cuenta
Sri Lanka The Hongkong and Shanghai Central Depository System Banking Corporation Limited (Pvt) Limited
Swaziland Standard Bank Swaziland Limited  None
Sweden Skandinaviska Enskilda Banken  V~rclepapperscentralen, VPC
AB
(Swedish Central Securities Depository)
Switzerland UBS AG SegaIntersettle AG (SIS)
Taiwan - R.O.C. Central Trust of China Taiwan Securities Central or Depository Co., Ltd.
(Client Designated Subcustodian)
Thailand Standard Chartered Bank Thailand Securities Depository
Company Limited
Trinidad & Tobago Republic Bank Limited  None

SCHEDULE A JUNE 2000
--------------------
Fund Officer
Initials Country Subcustodian Central Depository
Tunisia Banque Internationale Socibtb Tunisienne
Interprofessionelle
Arabe de Tunisie pour la Compensation et cle D6p6ts
des Valeurs Mobili6res
Turkey Citibank, N.A. Takas ve Saklama Bankasi A.$.
(TAKASBANK)
Central Bank of Turkey
Ukraine ING Bank Ukraine  National Bank of Ukraine
United Kingdom State Street Bank and Trust Company, Central Gilts
Office and
London branch  Central Moneymarkets Office
Uruguay BankBoston, N.A.  None
Venezuela Citibank, N.A.  Banco Central de Venezuela
Vietnam The Hongkong and Shanghai None
Banking Corporation Limited
Zambia Barclays Bank of Zambia Limited  LUSE Central Shares
Depository Limited
Bank of Zambia
Zimbabwe Barclays Bank of Zimbabwe Limited  None
Euroclear (The Euroclear System) / State Street London Limited
Clearstrearn Banking AG / State Street London Limited
Certified by:
Fund's Authorized Officer Date

SCHEDULE A JUNE 2000

                              August 1, 2000



The Managers Trust 11
200 Connecticut Avenue
Norwalk, CT 06854
ATTN:

Re: Remote Access Services

Dear Customer:

     State Street Bank and Trust Company, including its subsidiaries and affiliates ("State Street"), has developed and utilizes proprietary accounting and other systems in conjunction with the custodian services which we provide to you. In this regard, we maintain certain information in databases under our control and ownership which we make available to our customers (the "Remote Access Services").

                               The Services


     State Street agrees to provide you, the Customer, and your designated investment advisors, consultants or other third parties authorized by State Street who agree to abide by the terms of this Agreement ("Authorized Designees") with access to In-Sights as described in Exhibit A or such other systems as may be offered from time to time (the "System") on a remote basis.

                            Security Procedures


     You agree to comply, and to cause your Authorized Designees to comply, with remote access operating standards and procedures and with user identification or other password control requirements and other security procedures as may be issued from time to time by State Street for use of the System and access to the Remote Access Services. You' agree to advise State Street immediately in the event that you learn or have reason to believe that any person to whom you have given access to the System or the Remote Access Services has violated or intends to violate the terms of this Agreement and you will cooperate with State Street in seeking injunctive or other equitable relief. You agree to discontinue use of the System and Remote Access Services, if requested, for any security reasons cited by State Street.


                                   Fees


     Fees and charges for the use of the System and the Remote Access Services and related payment terms shall be as set forth in the Custody Fee
Schedule in effect from time to time between the parties (the "Fee Schedule"). You shall be responsible for any tariffs, duties or taxes imposed or levied by any government or governmental agency by reason of the transactions contemplated by this Agreement, including, without limitation, federal, state and local taxes, use, value added and personal property taxes (other than income, franchise or similar taxes which may be imposed or assessed against State Street). Any claimed exemption from such tariffs, duties or taxes shall be supported by proper documentary evidence delivered to State Street.

Proprietary Information/Injunctive Relief.

     The System and Remote Access Services described herein and the databases, computer programs, screen formats, report formats, interactive design techniques, formulae, processes,. systems, software, know-how, algorithms, programs, training aids, printed materials, methods, books, records, files, documentation and other information made available to you by State Street as part of the Remote Access Services and through the use of the System and all copyrights, patents, trade secrets and other proprietary rights of State Street related thereto are the exclusive, valuable and confidential property of State Street and its relevant licensors (the "Proprietary Information"). You agree on behalf of yourself and your Authorized Designees to keep the Proprietary Information confidential and to limit access to your employees and Authorized Designees (under a similar duty of confidentiality) who require access to the System for the purposes intended. The foregoing shall not apply to Proprietary Information in the public domain or required by law to be made public.

     You agree to use the Remote Access Services only in connection with the proper purposes of this Agreement. You will not, and will cause your employees and Authorized Designees not to, (i) permit any third party to use the System or the Remote Access Services, (ii) sell, rent, license or otherwise use the System or the Remote Access Services in the operation of a service bureau or for any purpose other than as expressly authorized under this Agreement, (iii) use the System or the Remote Access Services for any fund, trust or other investment vehicle without the prior written consent of State Street, or (iv) allow or cause any information transmitted from State Street's databases, including data from third party sources, available through use of the System or the Remote Access Services, to be published, redistributed or retransmitted for other than use for or on behalf of yourself, as our Customer.

     You agree that neither you nor your Authorized Designees will modify the System in any way, enhance or otherwise create derivative works based upon the System, nor will you or your Authorized Designees reverse engineer, decompile or otherwise attempt to secure the source code for all or any part of the System.

     You acknowledge that the disclosure of any Proprietary Information, or of any information which at law or equity ought to remain confidential, will immediately give rise to continuing irreparable injury to State Street inadequately compensable in damages at law and that State Street shall be entitled to obtain immediate injunctive relief against the breach or threatened breach of any of the foregoing undertakings, in addition to any other legal remedies which may be available.

                            Limited Warranties


     State Street represents and warrants that it is the owner of and has the right to grant access to the System and to provide the Remote Access Services contemplated herein. Because of the nature of computer information technology and the necessity of relying upon third party sources, and data and pricing information obtained from third parties, the System and Remote Access Services are provided "AS IS", and you and your Authorized Designees shall be solely responsible for the investment decisions, results obtained, regulatory reports and statements produced using the Remote Access Services. State Street and its relevant licensors will not be liable to you or your Authorized Designees for any direct or indirect, special, incidental, punitive or consequential damages arising out of or in any way connected with the System or the Remote Access Services, nor shall either party be responsible for delays or nonperformance under this Agreement arising out of any cause or event beyond such party's control.

     State Street will take reasonable steps to ensure that its products (and those of its third-party suppliers) reflect the available state of the art technology to offer products that are Year 2000 compliant, including, but not limited to, century recognition of dates, calculations that correctly compute siame century and multi century formulas and date values, and interface values that reflect the date issues arising between now and the next one-hundred years, and if any changes are required, State Street will make the changes to its products at no cost to you and in a commercially reasonable time frame and will require third-party suppliers to do likewise. You will do likewise for your systems.

     EXCEPT AS EXPRESSLY SET FORTH IN THIS AGREEMENT, STATE STREET FOR ITSELF AND ITS RELEVANT LICENSORS EXPRESSLY DISCLAIMS ANY AND ALL
WARRANTIES CONCERNING THE SYSTEM AND THE SERVICES TO BE RENDERED HEREUNDER, WHETHER EXPRESS OR IMPLIED, INCLUDING WITHOUT LIMITATION ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE.

                               Infringement


     State Street will defend or, at our option, settle any claim or action brought against you to the extent that it is based upon an assertion that access to the System or use of the Remote Access Services by you under this Agreement constitutes direct infringement of any patent or copyright or misappropriation of a trade secret, provided that you notify State Street promptly in writing of any such claim or proceeding and cooperate with State Street in the defense of such claim or proceeding. Should the System or the Remote Access Services or any part thereof become, or in State Street's opinion be likely to become, the subject of a claim of infringement or the like under any applicable patent, copyright or trade secret laws, State Street shall have the right, at State Street's sole option, to (i) procure for you the right to continue using the System or the Remote Access Services, (ii) replace or modify the System or the Remote Access Services so that the System or the Remote Access Services becomes noninfringing, or (iii) terminate this Agreement without further obligation.

                                Termination


     Either party may terminate this Agreement (i) for any reason by giving the other party at least one-hundred and eighty (180) days' prior written notice in the case of notice of termination by State Street to you or thirty (30) days' notice in the case of notice from you to State Street of termination, or (ii) immediately for failure of the other party to comply with any material term and condition of the Agreement by giving the other party written notice of termination. This Agreement shall in any event terminate within ninety (90) days after the termination of any custodian agreement applicable to you. In the event of termination, you will return to State Street all copies of documentation and other confidential information in your possession or in the possession of your Authorized Designees. The foregoing provisions with respect to confidentiality and infringement will survive termination for a period of three (3) years.

                               Miscellaneous


     This Agreement and the exhibits hereto constitute our entire understanding with respect to access to the System and the Remote Access Services. This Agreement cannot be modified or altered except in a writing duly executed by both of us and shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     Should you wish to avail yourself of the System and the Remote Access Services, please sign and return one copy of this letter. If you do not sign and return one copy of this letter we will deem your and your Authorized Designees' continued use of the System and the Remote Access Services to be your acceptance of these terms.

                                   Very truly yours,

                                   STATE STREET BANK AND TRUST COMPANY

                                   By:
                                        Ronald E. Logue, Vice Chairman

CONFIRMED AND AGREED:

THE MANAGERS TRUST II

By:

Name:

Title:

Date:

                            EXHIBIT A
                           IN-SIGHTS
                   System Product Description

In-Sightsm provides information delivery and on-line access to State Street. In-Sightsm allows users a single point of entry into the many views of data created by the diverse systems and applications. Reports and data from systems such as Investment Policy Monitorm, Multicurrency Horizonsm, Securities Lending, Performance & Analytics can be accessed through In-Sight,m. This Internet-enabled application is designed to run from a Web browser and perform across low-speed data line or corporate high-speed backbones. In-Sightsm also offers users a flexible toolset, including an ad-hoc query function, a custom graphics package, a report designer, and a scheduling capability. Data and reports offered through In-Sightsm will continue to increase in direct proportion with the client roll out, as it is viewed as the information delivery system that will grow with our clients.




                         FUNDSTRANSFER AGREEMENT
                          OPERATING GUIDELINES


1. OBLIGATION OF THE SENDER: State Street is authorized to promptly debit client's account(s) upon the receipt of a payment order in compliance with the selected Security Procedure chosen for funds transfer and in the amount of money that State Street has been instructed to transfer. State Street shall execute payment orders in compliance with the Security Procedure and with the Client's/Investment Manager's instructions on the Semng InStiNtional 1-ton MrkfW execution date provided that such payment order is received by the customary deadline for processing such a request, unless the payment order specifies a later time. All payment orders and communications received after this time will be deemed to have been received on the next business day.

2. SECURITY PROCEDURE: The Client acknowledges that the Security Procedure it has designated on the Selection Form was selected by the Client from Security Procedures offered by State Street. The Client shall restrict access to confidential information relating to the Security Procedure to authorized persons as communicated in writing to State Street. The Client must notify State Street immediately if it has reason to believe unauthorized persons may have obtained access to such information or of any change in the Client's authorized personnel. State Street shall verify the authenticity of all instructions according to the Security Procedure.

3. ACCOUNT NUMBERS: State Street shall process all payment orders on the basis of the account number contained in the payment order. In the event of a discrepancy between any name indicated on the payment order and the account number, the account number shall take precedence and govern.

4. REJECTION: State Street reserves the right to decline to process or delay the processing of a payment order which (a) is in excess of the collected balance in the account to be charged at the time of State Street's receipt of such payment order; (b) if initiating such payment order would cause State Street, in State Street's sole judgment, to exceed any volume, aggregate dollar, network, time, credit or similar limits upon wire transfers which are applicable to State Street; or (c) if State Street, in good faith, is unable to satisfy itself that the transaction has been properly authorized.

5. CANCELLATION OR AMENDMENT: State Street shall use reasonable efforts to act on all authorized requests to cancel or amend payment orders received in compliance with the Security Procedure provided that such requests are received in a timely manner affording State Street reasonable opportunity to act. However, State Street assumes no liability if the request for amendment or cancellation cannot be satisfied.

6. ERRORS: State Street shall assume no responsibility for failure to detect any erroneous payment order provided that State Street complies with the payment order instructions as received and State Street complies with the Security Procedure. The Security Procedure is established for the purpose of authenticating payment orders only and not for the detection of errors in payment orders.
7. INTEREST AND LIABILITY LIMITS: State Street shall assume no responsibility for lost interest with respect to the refundable amount of any unauthorized payment order, unless State Street is notified of the unauthorized payment order within thirty (30) days of notification by State Street of the acceptance of such payment order. In no event shall State Street be liable for special, indirect or consequential damages, even if advised of the possibility of such damages and even for failure to execute a payment order.

8.   AUTOMATED CLEARING HOUSE ("ACH") CREDIT ENTRIES/PROVISIONAL
PAYMENTS: When a Client initiates or receives ACH credit and debit entries pursuant to these Guidelines and the rules of the National Automated Clearing House Association and the New England Clearing House Association, State Street will act as an Originating Depository Financial Institution and/or Receiving Depository Institution, as the case may be, with respect to such entries. Credits given by State Street with respect to an ACH credit entry are provisional until State Street receives final settlement for such entry from the Federal Reserve Bank. If State Street does not receive such final settlement, the Client agrees that State Street shall receive a refund of the amount credited to the Client in connection with such entry, and the party making payment to the Client via such entry shall not be deemed to have paid the amount of the entry.

9.   9.   CONFIRMATION STATEMENTS: Confirmation of State Street's
   execution of payment orders
10. shall ordinarily be provided within 24 hours notice which may be delivered through State Street's
11. proprietary information systems, such as, but not limited to Horizon and GlobalQuest& or by facsimile or
12. callback. The Client must report any objections to the execution of a payment order within 30 days.

     I understand and agree to the terms and conditions described above. I am authorized to sign on behalf of each of the mutual funds or other entities named on Schedule A attached.
EACH OF THE FUNDS NAMED ON SCHEDULE A ATTACHED HERETO

By:
Type or Print Name            Authorized Fund Officer       Title
Date
                              Selection Form


                    FUNDS TRANSFER SECURITY PROCEDURES

Please select one or more of the funds transfer security procedures indicated below.
___SWIFT
SWIFT (Society for Worldwide Interbank Financial Telecommunication) is a cooperative society owned and operated by member financial institutions that provides telecommunication services for its membership. Participation is limited to securities brokers and dealers, clearing and depository institutions, recognized exchanges for securities, and investment management institutions. SWIFT provides a number of security features through encryption and authentication to protect against unauthorized access, loss or wrong delivery of messages, transmission errors, loss of confidentiality and fraudulent changes to messages. SWIFT is considered to be one of the most secure and efficient networks for the delivery of funds transfer instructions. Selection of this security procedure would be most appropriate for existing SWIFT members.

___ Standing Instructions
Standing Instructions may be used where funds are transferred to a broker on the Client's established list of brokers with which it engages in foreign exchange transactions. Only the date, the currency and the currency amount are variable. In order to establish this procedure, State Street will send to the Client a list of the brokers that State Street has determined are used by the Client. The Client will confirm the list in writing, and State Street will verify the written confirmation by telephone. Standing Instructions will be subject to a mutually agreed upon limit. If the payment order exceeds the established limit, the Standing Instruction will be confirmed by telephone prior to execution.

___ Remote Batch Transmission
Wire transfer instructions are delivered via Computer-to-Computer (CPU-CPU) data communications between the Client and State Street. Security procedures include encryption and or the use of a test key by those individuals authorized as Automated Batch Verifiers. Clients selecting this option should have an existing facility for completing CPU-CPU transmissions. This delivery mechanism is typically used for high-volume business.

___ GIobal Horizon Interchangesm Funds Transfer Service
Global Horizon Interchange Funds Transfer Service (FTS) is a State Street proprietary microcomputer-based wire initiation system. FTS enables Clients to electronically transmit authenticated Fedwire, CHIPS or internal book transfer instructions to State Street. This delivery mechanism is most appropriate for Clients with a low-to-medium number of transactions (5-75 per day), allowing Clients to enter, batch, and review wire transfer instructions on their PC prior to release to State Street.

___ Telephone Confirmation (Callback)
Telephone confirmation will be used to verify all non-repetitive funds transfer instructions received via untested facsimile or phone. This procedure requires Clients to designate individuals as authorized initiators and authorized verifiers. State Street will verify that the instruction contains the signature of an authorized person and prior to execution, will contact someone other than the originator at the Client's location to authenticate the instruction. Selection of this alternative is appropriate for Clients who do not have the capability to use other security procedures.

___Repetitive Wires
For situations where funds are transferred periodically (minimum of one instruction per calendar quarter) from an existing authorized account ta the same payee (destination bank and account number) and only the date and currency amount are variable, a repetitive wire may be implemented. Repetitive wires will be subject to a mutually agreed upon limit. If the payment order exceeds the established limit, the instruction will be confirmed by telephone prior to execution. Telephone confirmation is used to establish this process. Repetitive wire instructions must be reconfirmed annually. This alternative is recommended whenever funds are frequently transferred between the same two accounts.

___ Transfers Initiated by Facsimile The Client faxes wire transfer instructions directly to State Street Mutual Fund Services. Standard security procedure requires the use of a random number test key for all transfers. Every six months the Client receives test key logs from State Street. The test key contains alpha-numeric characters, which the Client puts on each document faxed to State Street. This procedure ensures all wire instructions received via fax are authorized by the Client. We provide this option for Clients who wish to batch wire instructions and transmit these as a group to State Street Mutual Fund Services once or several times a day.
FUNDS TRANSFER SECURITY PROCEDURES

___ Automated Clearing House (ACH)
State Street receives an automated transmission or a magnetic tape from a Client for the initiation of payment (credit) or collection (debit) transactions through the ACH network. The transactions contained on each transmission or tape must be authenticated by the Client. Clients using ACH must select one or more of the following delivery options:

___ Global Horizon Interchange Automated Clearing House Service
Transactions are created on a microcomputer, assembled into batches and delivered to State Street via fully authenticated electronic transmissions in standard NACHA formats.

___ Transmission from Client PC to State Street Mainframe with Telephone
Callback
___ Transmission from Client Mainframe to State Street Mainframe with Telephone Callback
___ Transmission from DST Systems to State Street Mainframe with Encryption
___ Magnetic Tape Delivered to State Street with Telephone Callback

State Street is hereby instructed to accept funds transfer instructions only via the delivery methods and security procedures indicated. The selected delivery methods and security procedure(s) will be effective for payment orders initiated by our organization.

I am authorized to sign below on behalf of each of the mutual funds or other entities named in Schedule A attached.

EACH OF THE FUNDS NAMED ON SCHEDULE A ATTACHED HERETO

By:
     Type or Print Name            Authorized Fund Officer       Title    Date

Key Contact Information

Whom shall we contact to implement your selection(s)?

CLIENT OPERATIONS CONTACT                         ALTERNATE CONTACT


Name                                                   Name


Address                                                Address


City/State/Zip Code                                    City/State/Zip Code


Telephone Number                                       Telephone Number


Facsimile Number                                       Facsimile Number


SWIFT Number

Telex Number
                        FUNDS TRANSFER INSTRUCTIONS

TELEPHONE CONFIRMATION

Fund
Investment Adviser

Authorized Initiators
Please Type or Print

Please provide a listing of fund officers or other individuals who are currently authorized to WITIA TE wire transfer instructions to State Street.

NAME                     TITLE(indicate if title is with
                         Fund or investment adviser)             SPECIMEN
SIGNATURE












Authorized Verifiers
Please Type or Print

Please provide a listing of Fund officers or other individuals who will be CALLED BACK to verify the initiation of repetitive wires of $10 million or more and all non repetitive wire instructions:

NAME                     CALLBACK PHONE NUMBER    DOLLAR LIMITATION (IF ANY)










Type or Print Name                      Authorized Fund Officer

Title                              Date
                         FUNDS TRANSFER

                           SCHEDULE A

Fund Name(s):


























                         Authorized Fund Officer:

                         Date:

                                             Exhibit (h)(i)
                                            -----------------

       ADMINISTRATION AND SHAREHOLDER SERVICING AGREEMENT

      AGREEMENT, made as of this 1st day of August, 2000 by and between The Managers Trust I, a Massachusetts business trust (the "Trust") composed of one separate series (the "Fund") and The Managers Funds LLC, a limited liability company organized under the laws of the State of Delaware (the "Management Company").

                           WITNESSETH:

     WHEREAS, the Trust proposes to engage in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940 (the "Act"); and


     WHEREAS, the Trust requires administration, shareholder and shareholder-related services and the Management Company has developed the capability to provide, and is currently providing, certain of the services required by the Trust; and


     WHEREAS, the Trust desires to engage the Management Company to continue to provide such services to the Trust and its shareholders and to provide certain other services which are now and may hereafter be required by the Trust on the terms and conditions set forth in this Agreement;


     NOW THEREFORE, in consideration of the premises and the promises hereinafter set forth, the Trust and the Management
Company agree as follows:


      1. Administration, Shareholder and Shareholder-Related Services to be Provided. As may be required by the Trust, its shareholders or shareholder representatives such as bank trust departments and registered investment advisers ("Shareholder Representatives"):

     (a) The Management Company shall provide directly or supervise and assist securities dealers in connection with the provision of administrative and shareholder services, consisting of:


     (i) processing and/or coordinating Fund share purchases and redemption requests transmitted or delivered to the office of the Management Company;


          (ii) coordinating and implementing bank-to-bank wire transfers in connection with Fund share purchases and redemption;

          (iii) executing orders under any offer of exchange offered by the Trust involving concurrent purchases and redemptions of shares of one or more Funds and shares of another Fund or of other investment companies;

          (iv) responding to telephonic and in-person inquiries from shareholders or Shareholder Representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of Fund shares, Fund performance, Fund services, plans and options, Fund investment policies, Fund portfolio holdings and Fund distributions and taxation thereof;

          (v)  dealing  with  complaints and correspondence  from
               shareholders    or   Shareholder   Representatives
               directed to or brought to the attention of the Management Company;

          (vi) omnibus level support for Shareholder Representatives who perform sub-accounting for shares held of record by Shareholder
               Representatives for the benefit of other beneficial owners. Such sub-accounting includes establishing and maintaining accounts and records (such as back-up withholding and tax identification number certifications) for such beneficial owners, and providing periodic statements of account to such beneficial owners, including combined statements showing such beneficial owners' holdings in all Funds combined.

      (b) The Management Company shall provide services in connection with soliciting and gathering shareholder proxies and otherwise communicating with shareholders and Shareholder Representatives in connection with meetings of the shareholders.

      (c) The Management Company shall provide services in connection with preparing materials for and conducting Board of Trustees meetings.

      (d) The Management Company shall provide services in connection with such other administrative, shareholder and shareholder-related services, whether similar to or different from those described in Subparagraphs (a), (b) and (c) of this Paragraph 1, as the parties may from time to time agree in writing.

      2. Blue Sky Services to be Provided. The Management Company shall maintain under this Agreement the registration or qualification of the Trust and its shares under the various appropriate state Blue Sky or securities laws and regulations; provided, that the Trust shall pay any fees of counsel to the Trust or of Blue Sky support services in connection with such registration or qualification and all related filing fees and registration or qualification fees.

      3. Other Services to be Provided. The Management Company shall provide such other services required by the Trust as the parties may from time to time agree in writing are appropriate to be provided under this Agreement. In the event that the Management Company provides any services to the Trust, or pays or assumes any Trust expense, which the Management Company is not obligated to provide, pay or assume under this Agreement, the Management Company shall not be obligated hereby to provide the same or any similar service to the Trust or to pay or assume the same or any similar Trust expense in the future; provided, that nothing herein contained shall be deemed to relieve the Management Company of any obligation to the Trust or any Fund under any separate agreement or arrangement between the parties.

      4. Administration and Shareholder Servicing Fees. As compensation for all services provided and expenses paid or assumed by the Management Company under this Agreement, the Trust shall pay the Management Company a monthly fee at an annual rate of 0.25% of the average daily net assets of the Trust, or at such lower rate as may be established by a vote of the Trustees. The fees for each month shall be payable on the last business day of that calendar month.

      5. Manner of Providing Services. The Management Company may provide services under this Agreement through its own personnel or by purchasing such services from a third party. If a third party is retained to provide services, any fees payable to such third party shall be paid by the Management Company.

      6. Retention of Sub-Agents. The Management Company may, in its discretion, retain the services of one or more sub-agents to provide some or all of the services contemplated by this Agreement. Such sub-agents shall be compensated by the Management Company out of the fees it receives under this Agreement, or out of its other resources. Sub-Agents may also serve as Shareholder Representatives, provided that any agreement pursuant to which a Shareholder Representative serves as a Sub-Agent shall be substantially in the form attached hereto as Exhibit A or in another form approved by the Trustees of the Trust.

     7. Trust Ownership of Records. All records required to be maintained and preserved by the Trust pursuant to the provisions or rules or regulations of the Securities and Exchange Commission under Section 31(a) of the Act and maintained and preserved by the Management Company on behalf of the Trust, including any such records maintained by the Management Company in connection with the performance of its obligations hereunder, are the property of the Trust and shall be surrendered by the Management Company promptly on request by the Trust; provided that the Management Company may at its own expense, make and retain copies of any such records.

      8. Management Company Ownership of Software and Related Materials. All computer programs, written procedures and similar items developed or acquired and used by the Management Company in performing its obligations under this Agreement shall be the property of the Management Company, and the Trust will not acquire any ownership interest therein or property rights with respect thereto.

     9. Confidentiality. The Management Company agrees, on its own behalf and on behalf of its employees, agents and contractors, to keep confidential any and all records maintained and other information obtained hereunder which relates to the Trust or to any of the Trust's former, current or prospective shareholders, except that the Management Company may deliver records or divulge information when requested to do so by duly constituted authorities after prior notification to and approval in writing by the Trust (which approval will not be unreasonably withheld and may not be withheld by the Trust where the Management Company advises the Trust that it may be exposed to civil or criminal contempt proceedings or other penalties for failure to comply with such request) or whenever requested in writing to do so by the Trust.

      10. Services to Other Clients. Nothing herein contained shall limit the freedom of the Management Company or any affiliated person of the Management Company to render services of the types contemplated hereby to other persons, firms or corporations, including but not limited to other investment companies, or to engage in other business activities.

     11.  Management Company Actions in Reliance on Trust
     Instructions, Legal Opinions, Etc.: Trust Compliance with
     Law.

     (a) The Management Company may at any time apply to an officer of the Trust for instructions, and may consult with legal counsel for the Trust or with the Management Company's own legal counsel, in respect of any matter arising in connection with this Agreement; and the Management Company shall not be liable for any action taken or omitted to be taken in good faith and with due care in accordance with such instructions or with the advice or opinion of such legal counsel. The Management Company shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by the Trust or such legal counsel which the Management Company believes to be genuine and to have been signed by the proper person or persons, and the Management Company shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Trust.

     (b) Except as otherwise provided in this Agreement or in any separate agreement between the parties and except for the accuracy of information furnished to the Trust by the Management Company, the Trust assumes full responsibility for the preparation, contents, filing and distribution of its Prospectus and Statement of Additional Information, and full responsibility for other documents or actions required for compliance with all applicable requirements of the Act, the Securities Exchange Act of 1934, the Securities Act of 1933, and any other applicable laws, rules and regulations of governmental authorities having jurisdiction over the Trust.

     12. Liability of Management Company. The Management Company shall not be liable to the Trust for any action taken or omitted to be taken by the Management Company or its employees, agents or contractors in carrying out the provisions of this Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of the Management Company, or its employees, agents or contractors.

     13. Indemnification by Trust. The Trust shall indemnify the Management Company and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Management Company which result from: (i) any claim, action suit or proceeding in connection with the Management Company's entry into or performance of this Agreement; or (ii) any action taken or omission to at committed by the Management Company in the performance of its obligations hereunder; or (iii) any action of the Management Company taken upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust; provided, that the Management Company shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Management Company, or its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by the Trust hereunder, the Management Company shall give the Trust reasonable opportunity to defend against such claim in its own name or in the name of the Management Company.

     14. Indemnification by Management Company. The Management Company shall indemnify the Trust and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Trust which result from: (i) the Management Company's failure to comply with the terms of this Agreement; (ii) the Management Company's lack of good faith in performing its obligations hereunder; (iii) the negligence or misconduct of the Management Company, or its employees, agents or contractors in connection herewith. The Trust shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Management Company, or any affiliated person of an affiliated person of the Management Company, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of the Management Company, any affiliated person of the Management Company, or any affiliated person of an affiliated person of the Management Company. Before confessing any claim against it which may be subject to indemnification hereunder, the Trust shall give the Management Company reasonable opportunity to defend against such claim in its own name or in the name of the Trust.

     15. Effect of Agreement. Nothing herein contained shall be deemed to require the Trust to take any action contrary to its Declaration of Trust or its By-Laws or any applicable law, regulation or order to which it is subject or by which it is bound, or to relieve or deprive the Trustees of the Trust of their responsibility for and control of the conduct of the business and affairs of the Trust.

     16. Term of Agreement. The term of the Agreement shall begin on the date first above written, and shall continue in effect for a one-year term unless sooner terminated as hereinafter provided. Thereafter, this Agreement shall continue in effect with respect to the Trust from year to year, subject to termination provisions and all other terms and conditions hereof; provided such continuance with respect to the Trust is approved at least annually by the Trustees, including the vote or written consent of a majority of the Trustees who are not interested persons of the Management Company or the Trust; and provided further, that the Management Company shall not have notified the Trust in writing at least one hundred and twenty (120) days prior to the anniversary of the Agreement in any year that it does not desire such continuation. The Management Company shall furnish to the Trust, promptly upon its request, such information (including the Management Company's costs of delivering the services provided to the Trust hereunder) as may reasonably be necessary to enable the Trust's Trustees to evaluate the terms of this Agreement or any extension, renewal or amendment hereof. The Management Company shall permit the Trust and its accountants, counsel or other representatives to review its books and records relating to the services provided hereunder at reasonable intervals during normal business hours upon reasonable notice requesting such review.

     17. Amendment and Assignment of Agreement. This Agreement may be amended only by a written instrument signed by the parties hereto. This Agreement may not be assigned by the Management Company, and the Management Company may not assign or transfer any interest hereunder, voluntarily, by operation of law or otherwise, without the prior written consent of the Trust's Trustees. Any amendment hereof and any consent by the Trust to any assignment hereof or assignment or transfer of any interest hereunder by the Management Company shall not be effective unless and until authorized by the Trust's Trustees, including the vote or written consent of a majority of the Trustees who are not interested persons of the Management Company or the Trust.

     18. Termination of Agreement. This Agreement may be terminated at any month-end, without the payment of any penalty, by the Management Company upon at least one hundred and twenty
(120) days' prior written notice to the Trust, or by the Trust upon at least thirty (30) days' prior written notice to the Management Company; provided, that in the case of termination by the Trust, such action shall have been authorized by the Trust's Trustees, including the vote or written consent of a majority of the Trustees who are not interested persons of the Management Company or the Trust. This Agreement shall automatically and immediately terminate in the event of its assignment by the Management Company, or the Management Company's assignment or transfer of any interest hereunder, without the prior written consent of the Trust as provided in Paragraph 17 hereof.

     19. Interpretation and Definition of Terms. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Act shall be resolved by reference to such term or provision of the Act and to interpretation thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission validly issued pursuant to the Act. Specifically, the terms "interested persons," "assignment" and "affiliated person," as used in this Agreement, shall have the meanings assigned to them by Section 2(a) of the
Act. In addition, when the effect of a requirement of the Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the Securities and Exchange Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The Trust and the Management Company may from time to time agree on such provisions interpreting or clarifying the provisions of this Agreement as, in their joint opinion, are consistent with the general tenor of this Agreement and with the specific provisions of this Paragraph 19. Any such interpretations or clarifications shall be in writing signed by the parties and annexed hereto, but no such interpretation or clarification shall be effective if in contravention of any applicable federal or state law or regulations, and no such interpretation or clarification shall be deemed to be an amendment of this Agreement.

     20. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

     21. Execution in Counterparts. This Agreement may be executed simultaneously in counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

     22. Choice of Law. Except insofar as the Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of New York.

     23. Limitation of Liability. The parties expressly agree that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the Trust estate, as provided in the Trust's Declaration of Trust. Any authorization by the Trustees or shareholders of the Trust, acting as such, to execute or deliver this Agreement or both, shall not be deemed to have been made by any of them individually or impose any liability on any of them personally, but shall bind only the Trust Estate as provided in the Trust's Declaration of Trust.


     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their respective officers thereunto duly authorized as of the day and year first above written.

                              THE MANAGERS TRUST I

                              By: _________________________
                                    Name:
                                     Title:


Attest:
______________________

______________________
     Title

                              THE MANAGERS FUNDS LLC


                              By:  ________________________
                                    Name:
                                     Title:

Attest:

_____________________

_____________________
     Title
                            EXHIBIT A

                    FORM OF SERVICE AGREEMENT
                    with respect to shares of
                      The Managers Trust  I



The Managers Funds LLC
40 Richards Avenue
Norwalk, CT 06854


Gentlemen:

      We understand that you are party, with The Managers Trust I (the "Trust"), to an Administration and Shareholder Servicing Agreement (the "Servicing Agreement") , made as of the ___ day of _____, 2000. The Trust is registered as in investment company under the Investment Company Act of 1940, as amended (the "Act"). The Servicing Agreement provides that you, or a third party retained and paid by you, shall provide certain specified services to the Trust, its shareholders or its shareholder representatives such as bank trust departments and registered investment advisers. You wish to retain us to provide certain of such services under the Servicing Agreement, upon the terms and conditions set forth herein.

     1. We shall provide such of the following shareholder and administration services ("Servicing") for each of our clients who own of record or beneficially, shares of the Trust (a "Client"), as you may require: answering Client inquiries regarding the Trust; assisting Clients in changing dividend options, account designations and addresses; performing sub-accounting for Clients who do not own their shares of record, including establishing and maintaining accounts and records (such as back-up withholding and tax identification number certifications), and providing such Clients with periodic statements of account showing holdings in all Funds combined; arranging for bank wires; and obtaining such other information and performing such services as you or the Client reasonably may request, to the extent we are permitted by applicable statute, rule or regulation and by the terms of the Servicing Agreement, as the same may be amended from time to time.

          2. We shall provide such office space and equipment, telephone facilities and personnel (which may be all or any part of the space, equipment and facilities currently used in our business, or all or any personnel employed by us) as is necessary or beneficial to assist us in servicing Clients' accounts.


     3. Neither we nor any of our employees or agents are authorized to make any representation concerning the Trust except those contained in the Trust's then current Prospectus and Statement of Additional Information. In performing services under this Agreement, we shall act as independent contractors and we shall have no authority to act as agent for the Trust or you.

     4. In consideration of the services and facilities described herein, we shall be entitled to receive fees as set forth in Exhibit A attached hereto. We understand that the payment of fees has been authorized pursuant to the Servicing Agreement and that such fees will be paid by you only so long as this Agreement and the Servicing Agreement are in effect.

     5. We shall be liable for our own acts and omissions caused by our willful misfeasance, bad faith, or negligence in the performance our duties, or by our reckless disregard of our obligations under this Agreement, and nothing herein shall protect us against any such liability to you, the Trust or its shareholders.

     6. This Agreement shall commence upon acceptance by you, as evidenced by your signature below, and shall continue in effect until the earlier to occur of termination of the Servicing Agreement and the expiration of a period of sixty (60) days following written notice of termination by either party to the other.

     7. All communications to you shall be sent to you at your offices, 40 Richards Avenue, Norwalk, Connecticut 06854,
Attention: Donald S. Rumery, and shall be duly given if mailed first class mail and postage prepaid. Any notice to us shall be duly given if mailed first class mail and postage prepaid, telecopied with a copy to follow first class, or telegraphed to us at the address shown in this Agreement.

     8. We hereby represent and warrant to you that the execution, delivery and performance of our obligations under this Agreement have been duly authorized, and that this Agreement us valid, binding and enforceable against us on accordance with its terms.

     9. This Agreement shall be subject to all applicable provisions of law, including, without being limited to, the applicable provisions of the Act, the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended; and to the extent that any provisions herein contained conflict with any such applicable provisions of law, the latter shall control.

     10. This Agreement shall be construed in accordance with the laws of the State of New York without reference to principles of conflict of laws, except to the extent that any applicable provisions of federal law shall be controlling, or shall be deemed to govern the construction, validity and effect of this contract.

                              Very truly yours,


 ________________________________________
                         Service Organization Name (Please Print
or Type)


                         ________________________________________
                                        Address


                         ________________________________________
                              City      State            Zip Code

Date _________________                  By
_______________________________
                                   Authorized Signature


NOTE:  Please return both signed copies of this Agreement to The
Managers Funds LLC. Upon acceptance, one countersigned copy will be returned for your files.

                              Accepted:

                              THE MANAGERS FUNDS LLC
                              Date  ____________________
By  ______________________

                                                   Exhibit h (ii)
                                                   ---------------







             TRANSFER AGENCY AND SERVICE AGREEMENT

                            between

                      THE MANAGERS TRUST I

                              and

              STATE STREET BANK AND TRUST COMPANY













U:\Legal\BFDSCONT\MANAGERS\TrustI.doc




                       TABLE OF CONTENTS

                                                             Page

     1.   Terms of Appointment; Duties of the Bank              1

     2.   Fees and Expenses                                     5

     3.   Representations and Warranties of the Bank            5

     4.   Representations and Warranties of the Fund            5

     5.   Data Access and Proprietary Information               6

     6.   Wire  Transfer Operating Guidelines/Articles 4A of  the
          Uniform
          Commercial Code                                       7

     7.   Indemnification                                       9

     8.   Standard of Care                                     10

     9.   Covenants of the Fund and the Bank                   10

     10.  Termination of Agreement                             11

     11.  Additional Funds                                     11

     12.  Assignment                                           12

     13.  Amendment                                            12

     14.  Massachusetts Law to Apply                           12

     15.  Force Majeure                                        12

     16.  Consequential Damages                                12

     17.  Merger of Agreement                                  13

     18.  Limitations of Liability of the Trustees
          and Shareholders                                     13

     19.  Counterparts                                         13

              TRANSFER AGENCY AND SERVICE AGREEMENT



AGREEMENT made as of the 1st day of August 2000, by and between THE MANAGERS TRUST I, a Massachusetts business trust, having its principal office and place of business at 200 Connecticut Avenue, Norwalk, Connecticut (the "Fund"), and STATE STREET BANK AND TRUST COMPANY, a Massachusetts trust company having its principal office and place of business at 225 Franklin Street, Boston, Massachusetts 02110 (the "Bank").

WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets;

WHEREAS, the Fund currently offers shares in one series, Managers U.S. Stock Market Plus Fund (each such series, together with all other series subsequently established by the Fund and made subject to this Agreement in accordance with Section 11, being herein referred to as a "Portfolio", and collectively as the "Portfolios");

WHEREAS, the Fund on behalf of the Portfolios desires to appoint the Bank as its transfer agent, dividend disbursing agent, custodian of certain retirement plans and agent in connection with certain other activities, as set forth in this Agreement;

WHEREAS, the Bank agrees to accept such appointment subject to the terms and conditions set forth in this Agreement;

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

l.    Terms of Appointment; Duties of the Bank

1.1 Subject to the terms and conditions set forth in this Agreement, the Fund on behalf of the Portfolios, hereby employs and appoints the Bank to act as, and the Bank agrees to act as its transfer agent for the Fund's authorized and issued shares of its beneficial interest of the Fund representing interests in each of the respective Portfolios ("Shares"), dividend disbursing agent, custodian of certain retirement plans and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of each of the respective Portfolios of the Fund ("Shareholders") and set out in the currently effective prospectus and statement of additional information ("prospectus") of the Fund, on behalf of the applicable Portfolio, including without limitation any periodic investment plan or periodic withdrawal program.

1.2   The   Bank  agrees  that  it  will  perform  the  following
      services:

      (a) In accordance with procedures established from time to time by agreement between the Fund on behalf of each of the Portfolios, as applicable and the Bank, the Bank shall:

           (i) Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation thereof to the Custodian of the Fund authorized pursuant to the Declaration of Trust of the Fund (the "Custodian");

           (ii) Pursuant   to   purchase   orders,   issue    the
                appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

                (iii)       Receive  for  acceptance   redemption
                requests and redemption directions and deliver the appropriate documentation thereof to the Custodian;

           (iv) In respect to the transactions in items (i), (ii) and (iii) above, the Bank shall execute transactions directly with broker-dealers authorized by the Fund who shall thereby be deemed to be acting on behalf of the Fund;

           (v) At the appropriate time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

           (vi) Effect  transfers  of Shares  by  the  registered
                owners   thereof  upon  receipt  of   appropriate
                instructions;

                (vii)      Prepare  and  transmit  payments   for
                dividends and distributions declared by the Fund on behalf of the applicable Portfolio;

                (viii) Issue replacement certificates for those certificates alleged to have been lost, stolen or destroyed upon receipt by the Bank of indemnification satisfactory to the Bank and protecting the Bank and the Fund, and the Bank at its option, may issue replacement certificates in place of mutilated stock certificates upon presentation thereof and without such indemnity;

           (ix) Maintain records of account for and advise the Fund and its Shareholders as to the foregoing;
                and

           (x) Record the issuance of shares of the Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of Shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. The Bank shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of Shares, to monitor the issuance of such Shares or to take cognizance of any laws relating to the issue or sale of such Shares, which functions shall be the sole responsibility of the Fund.

      (b) In addition to and neither in lieu nor in contravention of the services set forth in the above paragraph (a), the Bank shall: (i) perform the customary services of a transfer agent, dividend disbursing agent, custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open-account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing
           Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and (ii) provide a system which will enable the Fund to monitor the total number of Shares sold in each State.

      (c) In addition, the Fund shall (i) identify to the Bank in writing those transactions and assets to be treated as exempt from blue sky reporting for each State and
           (ii) verify the establishment of transactions for each State on the system prior to activation and thereafter monitor the daily activity for each State. The responsibility of the Bank for the Fund's blue sky State registration status is solely limited to the initial establishment of transactions subject to blue sky compliance by the Fund and the reporting of such transactions to the Fund as provided above.

      (d)  National   Securities   Clearing   Corporation    (the
           "NSCC").   In  addition, the Bank  shall  perform  the
           following services: (i) accept and effectuate the registration and maintenance of accounts through Networking and the purchase, redemption, transfer and exchange of shares in such accounts through Fund/SERV (Networking and Fund/SERV being programs operated by the NSCC on behalf of NSCC's participants, including the Fund), in accordance with, instructions transmitted to and received by the Bank by transmission from NSCC on behalf of broker-dealers and banks which have been established by, or in accordance with the instructions of authorized persons, as hereinafter defined on the dealer file maintained by the Bank; (ii) issue instructions to Fund's banks for the settlement of transactions between the Fund and NSCC (acting on behalf of its broker-dealer and bank participants); (iii) provide account and transaction information from the affected Fund's records on DST Systems, Inc. computer system
           TA2000 ("TA2000 System") in accordance with NSCC's Networking and Fund/SERV rules for those broker-dealers; and (iv) maintain Shareholder accounts on TA2000 System through Networking;

      (e) Procedures as to whom shall provide certain of these services in Section 1 may be established from time to time by agreement between the Fund on behalf of each Portfolio and the Bank per the attached service responsibility schedule. The Bank may at times perform only a portion of these services and the Fund or its agent may perform these services on the Fund's behalf.

      (f) The Bank shall provide additional services on behalf of the Fund (i.e., escheatment services) which may be agreed upon in writing between the Fund and the Bank.

1.3   The Bank as Co-Transfer Agent.

      (a)  In  accordance  with Section 1.2 (e) above,  the  Fund authorizes and instructs the Bank, and the Bank agrees, to act as co-transfer agent, as that term is defined in Section 17Ad-10(h) of the Exchange Act of 1934, of the Fund beginning on August 1, 2000 through the date of conversion of the Fund from the Fund's current transfer agent, PFPC, Inc. ("PFPC"), to the Bank (such period herein referred to as the "Interim Period"). During the Interim Period, the Bank will provide the services set forth in Section 1.2 of this Agreement solely to any new shareholders of the Fund (i.e., shareholders who submit new account applications), except for the following services:

           (i)  Custodian of retirement plans;
           (ii)      Services  described  in Section  1.2(b)(ii);
                and
           (iii) Services described in Section 1.2 on behalf of any broker/dealer accounts.

      (b) The Fund represents to the Bank that during the Interim Period PFPC will provide transfer agency services similar to those set forth in this Agreement to existing shareholders of the Fund. The Fund further represents to the Bank that PFPC will act as the recordkeeping transfer agent, as that term is defined in Section 17Ad-10(h) of the Exchange Act of 1934, and will maintain the master securityholder file and control book of the Fund during the Interim Period. In the event that the Bank receives any documentation or requests from an existing shareholder during the Interim Period, the Bank will forward such documentation or request to PFPC by agreed upon procedures.

      (c) The Fund acknowledges and agrees that the Bank shall have no liability or responsibility for the acts or omissions of PFPC in the performance of PFPC's services on behalf of the Fund and that the Bank will be entitled to the indemnification under Section 7 of this Agreement in connection with the acceptance and performance of this instruction of the Fund.

1.04  The  Bank  as Transfer Agent.  Upon the conversion  of  the
      Fund from PFPC to the Bank, the Bank shall provide the services set forth in Section 1.2 of this Agreement on behalf of all shareholders of the Fund.
2.    Fees and Expenses

2.1 For the performance by the Bank pursuant to this Agreement, the Fund agrees on behalf of each of the Portfolios to pay the Bank an annual maintenance fee for each Shareholder account as set out in the initial fee schedule attached hereto as Schedule 2.1. Such fees and out-of-pocket expenses and advances identified under Section 2.2 below may be changed from time to time subject to mutual written agreement between the Fund and the Bank.

2.2 In addition to the fee paid under Section 2.1 above, the Fund agrees on behalf of each of the Portfolios to reimburse the Bank for out-of-pocket expenses, including but not limited to confirmation production, postage, forms, telephone, microfilm, microfiche, mailing and tabulating proxies, records storage, or advances incurred by the Bank for the items set out in the fee schedule attached hereto. In addition, any other expenses incurred by the Bank at the request or with the consent of the Fund, will be reimbursed by the Fund on behalf of the applicable Portfolio.

2.3 The Fund agrees on behalf of each of the Portfolios to pay all fees and reimbursable expenses within five days following the mailing of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to the Bank by the Fund at least seven (7) days prior to the mailing date of such materials.

3.    Representations and Warranties of the Bank

The Bank represents and warrants to the Fund that:

3.1 It is a trust company duly organized and existing and in good standing under the laws of The Commonwealth of Massachusetts.

3.2   It  is  duly  qualified to carry on  its  business  in  The
      Commonwealth of Massachusetts.

3.3 It is empowered under applicable laws and by its Charter and By-Laws to enter into and perform this Agreement.

3.4 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

3.5 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

4.    Representations and Warranties of the Fund

The Fund represents and warrants to the Bank that:

4.1 It is a business trust duly organized and existing and in good standing under the laws of The Commonwealth of Massachusetts.

4.2   It   is   empowered  under  applicable  laws  and  by   its
      Declaration of Trust and By-Laws to enter into and perform this Agreement.

4.3 All corporate proceedings required by said Declaration of Trust and By-Laws have been taken to authorize it to enter into and perform this Agreement.

4.4 It is an open-end and diversified management investment company registered under the Investment Company Act of 1940, as amended.

4.5 A registration statement under the Securities Act of 1933, as amended is currently effective and will remain effective, and appropriate state securities law filings have been made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

5.    Data Access and Proprietary Information

5.1 The Fund acknowledges that the data bases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals furnished to the Fund by the Bank as part of the Fund's ability to access certain Fund-related data ("Customer Data") maintained by the Bank on data bases under the control and ownership of the Bank or other third party ("Data Access Services") constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to the Bank or other third party. In no event shall Proprietary Information be deemed Customer Data. The Fund agrees to treat all
      Proprietary Information as proprietary to the Bank and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided hereunder. Without limiting the foregoing, the Fund agrees for itself and its employees and agents:

      (a)  to  access Customer Data solely from locations as  may be  designated  in writing by the Bank and  solely  in
           accordance    with   the   Bank's   applicable    user
           documentation;

      (b) to refrain from copying or duplicating in any way the Proprietary Information;

      (c) to refrain from obtaining unauthorized access to any portion of the Proprietary Information, and if such access is inadvertently obtained, to inform in a timely manner of such fact and dispose of such information in accordance with the Bank's instructions;

      (d)  to  refrain from causing or allowing the data acquired
           hereunder  from  being  retransmitted  to  any   other
           computer facility or other location, except with the prior written consent of the Bank;

      (e)  that   the  Fund  shall  have  access  only  to  those
           authorized transactions agreed upon by the parties;

      (f) to honor all reasonable written requests made by the Bank to protect at the Bank's expense the rights of the Bank in Proprietary Information at common law, under federal copyright law and under other federal or state law.

Each party shall take reasonable efforts to advise its employees of their obligations pursuant to this Section 5. The obligations of this Section shall survive termination of this Agreement.

5.2 If the Fund notifies the Bank that any of the Data Access Services do not operate in material compliance with the most recently issued user documentation for such services, the Bank shall endeavor in a timely manner to correct such failure. Organizations from which the Bank may obtain certain data included in the Data Access Services are solely responsible for the contents of such data and the Fund agrees to make no claim against the Bank arising out of the contents of such third-party data, including, but not limited to, the accuracy thereof. DATA ACCESS SERVICES AND ALL COMPUTER PROGRAMS AND SOFTWARE SPECIFICATIONS USED IN CONNECTION THEREWITH ARE PROVIDED ON AN AS IS, AS AVAILABLE BASIS. THE BANK EXPRESSLY DISCLAIMS ALL WARRANTIES EXCEPT THOSE EXPRESSLY STATED HEREIN INCLUDING, BUT NOT LIMITED TO, THE IMPLIED WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE.

5.3 If the transactions available to the Fund include the ability to originate electronic instructions to the Bank in order to (i) effect the transfer or movement of cash or Shares or (ii) transmit Shareholder information or other information (such transactions constituting a "COEFI"), then in such event the Bank shall be entitled to rely on the validity and authenticity of such instruction without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by the Bank from time to time.

6.   Wire  Transfer  Operating  Guidelines/Articles  4A  of   the
     Uniform Commercial Code

          6.1 Obligation of Sender. The Bank is authorized to promptly debit the appropriate Fund account(s) upon the receipt of a payment order in compliance with the selected security procedure (the "Security Procedure") chosen for funds transfer and in the amount of money that the Bank has been instructed to transfer. The Bank shall execute payment orders in compliance with the Security Procedure and with the Fund instructions on the execution date provided that such payment order is received by the customary deadline for processing such a request, unless the payment order specifies a later time. All payment orders and communications received after this the customary deadline will be deemed to have been received the next business day.


          6.2 Security Procedure. The Fund acknowledges that the Security Procedure it has designated on the Fund Selection Form was selected by the Fund from security procedures offered by the Bank. The Fund shall restrict access to confidential information relating to the Security Procedure to authorized persons as communicated to the Bank in writing. The Fund must notify the Bank immediately if it has reason to believe unauthorized persons may have obtained access to such information or of any change in the Fund's authorized personnel. The Bank shall verify the authenticity of all Fund instructions according to the Security Procedure.


          6.3 Account Numbers. The Bank shall process all payment orders on the basis of the account number contained in the payment order. In the event of a discrepancy between any name indicated on the payment order and the account number, the account number shall take precedence and govern.


          6.4 Rejection. The Bank reserves the right to decline to process or delay the processing of a payment order which (a) is in excess of the collected balance in the account to be charged at the time of the Bank's receipt of such payment order; (b) if initiating such payment order would cause the Bank, in the Bank's sole judgement, to exceed any volume, aggregate dollar, network, time, credit or similar limits which are applicable to the Bank; or (c) if the Bank, in good faith, is unable to satisfy itself that the transaction has been properly authorized.


          6.5 Cancellation Amendment. The Bank shall use reasonable efforts to act on all authorized requests to cancel or amend payment orders received in compliance with the Security Procedure provided that such requests are received in a timely manner affording the Bank reasonable opportunity to act. However, the Bank assumes no liability if the request for amendment or cancellation cannot be satisfied.


          6.6 Errors. The Bank shall assume no responsibility for failure to detect any erroneous payment order provided that the Bank complies with the payment order instructions as received and the Bank complies with the Security Procedure. The Security Procedure is established for the purpose of authenticating payment orders only and not for the detection of errors in payment orders.


          6.7 Interest. The Bank shall assume no responsibility for lost interest with respect to the refundable amount of any unauthorized payment order, unless the Bank is notified of the unauthorized payment order within thirty (30) days of notification by the Bank of the acceptance of such payment order.


          6.8 ACH Credit Entries/Provisional Payments. When the Fund initiates or receives Automated Clearing House credit and debit entries pursuant to these guidelines and the rules of the National Automated Clearing House Association and the New England Clearing House Association, the Bank will act as an Originating Depository Financial Institution and/or Receiving Depository Financial Institution, as the case may be, with respect to such entries. Credits given by the Bank with respect to an ACH credit entry are provisional until the Bank receives final settlement for such entry from the Federal Reserve Bank. If the Bank does not receive such final settlement, the Fund agrees that the Bank shall receive a refund of the amount credited to the Fund in connection with such entry, and the party making payment to the Fund via such entry shall not be deemed to have paid the amount of the entry.


          6.9 Confirmation. Confirmation of Bank's execution of payment orders shall ordinarily be provided within twenty four (24) hours notice of which may be delivered through the Bank's proprietary information systems, or by facsimile or call-back. Fund must report any objections to the execution of an order within thirty
          (30) days.


7.    Indemnification

7.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

      (a) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

      (b) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of persons authorized to give instructions or requests for the Fund on behalf of the applicable Portfolio.

      (c) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

      (d)  The   negotiation  and  processing   of   any   checks
           including without limitation for deposit into the Fund's demand deposit account maintained by the Bank.

      (e) Upon the Fund's request entering into any agreements required by the NSCC for the transmission of Fund or Shareholder data through the NSCC clearing systems.

     7.2 The Bank shall be responsible to the Fund for any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omissions to act by the Bank as a result of the Bank's lack of good faith, negligence or willful misconduct.


          7.3 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry, facsimile or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.


          7.4 In order that the indemnification provisions contained in this Section 7 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.


8.    Standard of Care

      The Bank shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement, but assumes no responsibility and shall not be liable for loss or damage due to errors unless said errors are caused by its negligence, bad faith, or willful misconduct or that of its employees.

9.    Covenants of the Fund and the Bank

9.1   The Fund shall promptly furnish to the Bank the following:

      (a) A certified copy of the resolution of the Board of Trustees of the Fund authorizing the appointment of the Bank and the execution and delivery of this Agreement.

      (b) A copy of the Declaration of Trust and By-Laws of the Fund and all amendments thereto.

9.2 The Bank hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

9.3 The Bank shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the Investment Fund Act of 1940, as amended, and the Rules thereunder, the Bank agrees that all such records prepared or maintained by the Bank relating to the services to be performed by the Bank hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

 9.4 The Bank and the Fund agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

 9.5 In case of any requests or demands for the inspection of the Shareholder records of the Fund, the Bank will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. The Bank expressly reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by counsel that it may be held liable for the failure to exhibit the Shareholder records to such person.

10.   Termination of Agreement

10.1  This Agreement may be terminated by either party upon sixty
      (60) days written notice to the other.

10.2 Should the Fund exercise its right to terminate, all reasonable out-of-pocket expenses associated with the movement of records and material will be borne by the Fund on behalf of the applicable Portfolio(s). Additionally, the Bank reserves the right to charge for any other reasonable expenses associated with such termination agreed to by the Fund in writing.

11.   Additional Funds

      In the event that the Fund establishes one or more series of Shares in addition to Managers U.S. Stock Market Plus
      Fund with respect to which it desires to have the Bank render services as transfer agent under the terms hereof, it shall so notify the Bank in writing, and if the Bank agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder.

12.   Assignment

12.1 Except as provided in Section 12.3 below, neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party.

12.2 This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

12.3 The Bank may, without further consent on the part of the Fund, subcontract for the performance hereof with (i) Boston Financial Data Services, Inc., a Massachusetts corporation ("BFDS") which is duly registered as a transfer agent pursuant to Section 17A(c)(2) of the Securities Exchange Act of 1934, as amended ("Section 17A(c)(2)"),
      (ii) a BFDS subsidiary duly registered as a transfer agent pursuant to Section 17A(c)(2) or (iii) a BFDS affiliate; provided, however, that the Bank shall be as fully responsible to the Fund for the acts and omissions of any subcontractor as it is for its own acts and omissions.

13.   Amendment

      This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of Trustees of the Fund.

14.   Massachusetts Law to Apply

      This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

15.   Force Majeure

      In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

16.   Consequential Damages

      Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any consequential damages arising out of any act or failure to act hereunder.

17.   Merger of Agreement

      This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

18.   Limitations of Liability of the Trustees and Shareholders

      A copy of the Declaration of Trust of the Trust is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as Trustees and not individually and that the obligations of this instrument are not binding upon any of the Trustees or Shareholders individually but are binding only upon the assets and property of the Fund.

19.   Counterparts

      This Agreement may be executed by the parties hereto on any number of counterparts, and all of said counterparts taken together shall be deemed to constitute one and the same instrument.
IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.



                               THE MANAGERS TRUST I



                               BY:



ATTEST:







                               STATE   STREET  BANK   AND   TRUST
COMPANY



                               BY:
                                   Vice Chairman


ATTEST:






                STATE STREET BANK & TRUST COMPANY
                  FUND SERVICE RESPONSIBILITIES*
Service Performed                              Responsibility
                                              Bank           Fund

1.   Receives orders for the purchase          X
     of Shares.

2.   Issue Shares and hold Shares in           X
     Shareholders accounts.

3.   Receive redemption requests.              X

4.   Effect transactions 1-3 above             X
     directly with broker-dealers.

5.   Pay over monies to redeeming              X
     Shareholders.

6.   Effect transfers of Shares.               X

7.   Prepare and transmit dividends            X
     and distributions.

8.   Issue Replacement Certificates.           X

9.   Reporting of abandoned property.

10.  Maintain records of account.              X

11.  Maintain and keep a current and           X
     accurate control book for each
     issue of securities.

12.  Mail proxies.                             X

13.  Mail Shareholder reports.                 X

14.  Mail prospectuses to current              X
     Shareholders.




Service Performed                                 Responsibility
                                               Bank            Fund
15.  Withhold taxes on U.S. resident           X
     and non-resident alien accounts.

16.  Prepare and file U.S. Treasury            X
     Department forms.

17.  Prepare and mail account and              X
     confirmation statements for
     Shareholders.

18.  Provide Shareholder account              X
     information.

19.  Blue sky reporting.                                    X

* Such services are more fully described in Section 1.2 (a), (b) and (c) of the Agreement.

                              THE MANAGERS TRUST I


                              BY:


ATTEST:




                              STATE STREET BANK AND TRUST COMPANY


                              BY:
                                    Vice Chairman


ATTEST:



SCHEDULE 2.1

FEES

                        Dated: __________











THE MANAGERS TRUST I          STATE STREET BANK AND TRUST COMPANY



By: ___________________________
By:__________________________________

                                                  Exhibit (j)
                                                 --------------


INDEPENDENT AUDITORS' CONSENT


We consent to the incorporation by reference in this Post-Effective Amendment No. 20 to Registration Statement No. 33-44909 of The Managers Trust I (formerly, Smith Breeden Trust) on Form N-1A of our report dated May 12, 2000 for Smith Breeden U.S. Equity Market Plus Fund of Smith Breeden Trust, appearing in the annual report to shareholders of Smith Breeden Mutual Funds for the year ended March 31, 2000, and to the reference to us under the headings "Financial Highlights" in the Prospectus and "Experts" and "Independent Public Accountants" appearing in the Statement of Additional Information, which are part of such Registration Statement.






New York, New York
July 28, 2000

                                                  Exhibit (o)(i)
                                                 ----------------

                         CODE OF ETHICS

                           ADOPTED BY

                        MANAGERS TRUST I


                   EFFECTIVE  AUGUST 1, 2000





     Managers Trust I (the ATrust@) adopts this Code of Ethics
(the ACode@), effective as of August 1, 2000 pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended (the A1940
Act@), with respect to certain types of personal securities transactions and to establish reporting requirements and enforcement procedures with respect to such transactions.


I.   DEFINITIONS

     1. ATrust@ shall mean Managers Trust I, a Massachusetts business trust.

     2. AAccess Person@ shall have the same meaning as that set forth in Rule 17j-1 under the 1940 Act.

     3. AAdviser@ shall mean any entity that is an investment adviser or subadviser of any series of the Trust.

     4. AAdviser=s Code of Ethics@ shall mean the Code of Ethics of any Adviser.

     5. ABeneficial ownership@ shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder.

     6. A Security is being Aconsidered for purchase or sale@ by the Trust when a recommendation that the Trust purchase or sell the Security has been made and communicated to an employee of the Trust, by the Adviser.

     7. AControl@ shall have the same meaning as that set forth in Section 2(a)(9) of the 1940 Act. Generally it means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.

     8. ADesignated Officer@ shall mean the person designated by the Board of Trustees of the Trust to receive reports and take certain actions as provided in this Code of Ethics.

     9. ADistributor@ shall mean any entity that is a principal underwriter of shares of any shares of the Trust.

     10. ADistributor=s Code of Ethics@ shall mean the Code of Ethics of the Distributor.

     11. AInterested Person@ shall have the same meaning as that set forth in Section 2(a)(19) of the 1940 Act.

     12. AIndependent Trustee@ shall be any trustee of the Trust who is not an Interested Person of the Trust.

     13. APurchase@ or ASale@ of a Security includes, without limitation, the writing of an option to purchase or sell a Security.

     14. ASecurity@ shall have the same meaning as that set forth in Section 2(a)(36) of the 1940 Act (generally, all securities) except that it shall not include (i) direct obligations of the Government of the United States, (ii) bankers= acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and (iii) shares issued by registered open-end investment companies.


II.  STATEMENT OF GENERAL PRINCIPLES

     1.   Fiduciary Obligations.   Every person subject to this
Code should keep the following general fiduciary principles in mind in discharging his obligations under the Code. Each such person shall:

          (a) at all times, place the interests of the Trust before his personal interests;

          (b) conduct all personal Securities transactions in a manner consistent with this Code, so as to avoid any actual or potential conflicts of interest, or an abuse of position of trust and responsibility; and

          (c) not take any inappropriate advantage of his position with or on behalf of the Trust.

     2. Prohibited Practices. No person subject to this Code may:

          (a) employ any device, scheme or artifice to defraud the Trust;

          (b) make any untrue statement of a material fact to the Trust or omit to state a material fact necessary in order to make the statements made to the Trust, in light of the circumstances under which they are made, not misleading;

          (c) engage in any act, practice or course of business that operates or would operate as a fraud or deceit on the Trust; or

          (d) engage in any manipulative practice with respect to the Trust.


III. CODE PROVISIONS APPLICABLE TO ACCESS PERSONS OF THE TRUST
     WHO ARE ALSO ACCESS PERSONS OF AN ADVISER OR DISTRIBUTOR

     1. Code of Ethics of Each Adviser and Distributor. The provisions of each Adviser=s Code of Ethics and the Distributor=s Code of Ethics are hereby adopted as the Code of Ethics of the Trust applicable to those Access Persons of the Trust that are also Access Persons of the Adviser and/or Distributor, respectively, and the provisions of each such Adviser=s Code of Ethics and Distributor=s Code of Ethics are hereby made part of this Code of Ethics with respect to such persons. A violation of the Adviser=s Code of Ethics or Distributor=s Code of Ethics by any such Access Person shall also constitute a violation of this Code of Ethics.

     2. Reports. Access Persons of the Trust that are also Access Persons of an Adviser or the Distributor shall file with such Adviser or Distributor, as the case may be, the reports required by the Adviser=s Code of Ethics or Distributor=s Code of Ethics, as applicable.


IV.  CODE PROVISIONS APPLICABLE ONLY TO INDEPENDENT TRUSTEES

     1.   Reports.

          (a) Each Independent Trustee of the Trust shall file with the President of the Trust a written report containing the information described in Section IV.1(b) of this Code with respect to each transaction in any Security in which such Independent Trustee has, or by reason of such transaction acquires, any direct or indirect beneficial ownership, if such Independent Trustee knew, or in the ordinary course of fulfilling his or her official duties as a trustee of the Trust, should have known that during the 15-day period immediately before or after the Independent Trustee=s transaction:

                    (i)  the Trust purchased or sold such
                         Security, or

                    (ii) the Trust or its Adviser considered
                         purchasing or selling such Security;

               provided, however, that such Independent Trustee shall not be required to make a report with respect to any transaction effected for any account over which he does not have any direct or indirect influence or control, such as automatic dividend reinvestment accounts, automatic employer-sponsored savings and stock programs, blind trust accounts, money market accounts and IRA, Keogh and 401K accounts which the Independent Trustee cannot control or influence.

               Each such report may contain a statement that the report shall not be construed as an admission by the Independent Trustee that he has any direct or indirect beneficial ownership in the Security to which the report relates.

          (b) Such report shall be made not later than 10 days after the end of each calendar quarter and shall contain the following information:

                    (i)  the date of each transaction, the title
                         of and the number of shares or the
                         principal amount of each Security
                         involved, as applicable;

                    (ii) the nature of each transaction (i.e.,
                         purchase, sale or any other type of
                         acquisition or disposition);

                    (iii)     the price at which each transaction
                         was effected; and

                    (iv) the name of the broker, dealer or bank
                         with or through whom each transaction
                         was effected.


     2. Review. The President of the Trust shall review or supervise the review of the personal Securities transactions reported pursuant to Section IV.1. As part of that review, each such reported Securities transaction shall be compared against completed and contemplated portfolio transactions of the Trust to determine whether a violation of this Code may have occurred. If the President of the Trust determines that a violation may have occurred, he shall submit the pertinent information regarding the transaction to counsel for the Trust. Such counsel shall evaluate whether a material violation of this Code has occurred. Before making any determination that a violation has occurred, such counsel shall give the person involved an opportunity to supply additional information regarding the transaction in question and shall consult with counsel for the Independent Trustee whose transaction is in question.

     3. Sanctions. If Trust=s counsel determines that a material violation of this Code has occurred, such counsel shall so advise the President of the Trust. The President shall provide a written report of counsel=s determination to the Board of Trustees (other than the Trustee whose actions are at issue) for such further action and sanctions as said Board deems appropriate, which sanctions may, in the Board=s discretion, include removal of the Independent Trustee.


V.   REVIEW BY THE BOARD OF TRUSTEES

     1. Material Amendment or Revision of Adviser=s or Distributor=s Code of Ethics. Any material amendment or revision of an Adviser=s Code of Ethics or Distributor=s Code of Ethics shall be deemed to be an amendment or revision of Section III.1 of this Code, and such material amendment or revision shall be promptly furnished to the Independent Trustees of the Trust. The Board must approve a material change to an Adviser=s Code of Ethics or Distributor=s Code of Ethics no later than six (6) months after adoption of such material change.

     2. Annual Written Reports. No less frequently than annually, the Designated Officer shall provide a written report to the Board with respect to the Trust, and shall request from each Adviser and Distributor with respect thereto a written report to be provided to the Board, which reports shall:

          (a) describe any issues arising under the applicable Code since the last report to the Board, including, but not limited to, information about material violations of the applicable Code and sanctions imposed in response to such material violation; and

          (b) certify that the Trust, the Adviser and the Distributor, as applicable, has adopted procedures reasonably necessary to prevent Access Persons from violating the applicable Code.


VI.  MISCELLANEOUS PROVISIONS

     1. Records. The Trust shall maintain records in the manner and to the extent set forth below, which records may be maintained on microfilm under the conditions described in Rule 31a-2(f)(1) under the 1940 Act and shall be available for examination by representatives of the Securities and Exchange
Commission:

          (a) A copy of this Code, and any other code which is or at any time within the past five years has been in effect, shall be preserved in an easily accessible place;

          (b) A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs;

          (c) A copy of each report made pursuant to this Code shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and
          (d) A list of all persons who are, or within the past five years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

     2. Confidentiality. All reports of Securities transactions and any other information filed with the Trust or furnished to any person pursuant to this Code shall be treated as confidential, but are subject to review as provided herein and by representatives of the Securities and Exchange Commission.

     3. Interpretation of Provisions. The trustees of the Trust may from time to time adopt such interpretation of this Code as they deem appropriate.

     4. Effect of Violation of this Code. In adopting this Code of Ethics, it is not intended that a violation of this Code is or should be considered to be a violation of Rule 17j-1.

                                                  Exhibit (o)(ii)
                                                 ------------------

                         CODE OF ETHICS

                               FOR

                     THE MANAGERS FUNDS LLC






                                          Adopted [June __], 2000
I.   PURPOSE

     The Managers Funds LLC has a fiduciary duty to its clients which requires each employee to act solely for the benefit of clients. This Code of Ethics (the "Code") has been adopted in accordance with Rule 17j- l(b) under the Investment Company Act of 1940, as amended (the " Act"). Rule 17j- I under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities held or to be acquired by investment companies, if effected by affiliated persons of such companies or of their investment advisers or principal underwriters. The purpose of this Code is to provide regulations and procedures consistent with the Act, and Rule 17j-I thereunder. Rule 17j- I (a) sets forth the following general prohibitions:

     It shall be unlawful for any affiliated person of or principal underwriter for a registered investment company, or any affiliated person of an investment adviser of or principal underwriter for a registered investment company in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired, as defined in the Rule, by such registered investment company to:

     1. employ any device, scheme or artifice to defraud such registered investment company;

     2. make to such registered investment company any untrue statement of material fact or omit to state to such registered investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

     3. engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or

     4. engage in any manipulative practice with respect to such registered investment company.

     Also, each employee has a duty to act in the best interest of the firm. In addition to the various laws and regulations covering our activities, it is clearly in our best interest as a professional investment advisory organization to avoid potential conflicts of interest or even the appearance of such conflict with respect to the conduct of our officers and employees. While it is not possible to anticipate all instances of potential conflict, the standard is clear.

II.  GENERAL PRINCIPLES

     In light of our professional and legal responsibilities, we believe it is appropriate to restate and periodically distribute the firm's Code to all employees. Our aim is to be as flexible as possible in our organization and our internal procedures, while simultaneously protecting our organization and our clients from the damage that could arise from a situation involving a real or apparent conflict of interest. As a general principle, it is imperative that those who work on behalf of an Investment Company avoid any situation that might compromise, or call into question, their exercise of fully independent judgment in the interests of shareholders. If you have any doubt as to the propriety of any activity, you should consult the Compliance Department.

     While it is not possible to specifically define and prescribe rules regarding all possible cases in which conflicts might arise, this Code is designed to set forth our policy regarding employee conduct in those situations in which conflicts are most likely to develop. As you consider the more detailed portions of the Code below, you should keep in mind the following fundamental fiduciary principles that govern personal investment activities:

     J. "Review Officer" means the officer of the Adviser designated from time-to-time by the Adviser to receive and review reports of purchases and sales by Access
          Persons.

     K. "Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include
          (i) direct obligations of the Government of the United States, (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and
          (iii) shares issued by registered open-end investment companies.

     L. "Security held or to be acquired" by an Investment Company means any Security which, within the most recent 15 days, (i) is or has been held by such company, or (ii) is being or has been considered by such company or its Adviser for purchase by such company.

IV.  EXEMPTED TRANSACTIONS

     The following transactions are exempt from the restrictions and procedures on personal securities transactions set forth in Section V.A. I below:

     A. Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or Control;

     B. Purchases or sales which are non-volitional on the part of the Access Person;

     C. Purchases which are part of an automatic dividend reinvestment plan;

     D. Purchases and sales for which the Review Officer has granted an exemption. The Review Officer may grant exemptions from the personal trading restrictions in this Code upon determining that the transaction for which an exemption is requested would not violate any policy embodied in this Code and that an exemption is appropriate to avoid an injustice to the employee in the particular factual situation presented. Factors to be considered may include: the size and holding period of the employee's position in the security, the market capitalization of the issuer, the liquidity of the security, the reason for the employee's requested transaction, the amount and timing of client trading in the same or a related security, and other relevant factors.

          Any employee wishing an exemption should submit a written request to the Review Officer setting forth the pertinent facts and reasons why the employee believes that the exemption should be granted. Employees are cautioned that exemptions are intended to be exceptions, and repetitive exemptive applications by an employee will not be well received.

V.   RESTRICTIONS AND PROCEDURES ON PERSONAL SECURITIES
     TRANSACTIONS

     A. Prohibited Purchases and Sales - Except as otherwise provided in Section IV hereof:

          1. No Access Person shall purchase or sell, directly or indirectly, any Security which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which he or she knows or should have known at the time of such purchase or sale:

               a. is being considered for purchase or sale by an Investment Company, or

               b.   is being purchased or sold by an Investment
                    Company.

          2. No Access Person shall reveal to any other person (except in the normal course of his or her duties on behalf of an Investment Company) any information regarding Securities transactions by an Investment Company or consideration by an Investment Company or the Adviser of any such Securities transaction.

     B. Gifts: No Access Person shall receive any gift or other thing of more than de minimis value ($ 100) from any person or entity that does business with or on behalf of an Investment Company.

     C. Other Conflicts of Interest: Access Persons should also be aware that areas other than personal securities transactions or gifts and sensitive payments may involve conflicts of interest. The following should be regarded as examples of situations involving real or potential conflicts rather than a complete list of situations to avoid.

          1. "Inside Information" - Specific reference is made to the Adviser's policy on the use of "inside information" which applies to Personal Securities Transactions as well as to client transactions.

          2. "Use of Information" - Information acquired in connection with employment by the organization may not be used in any way which might be contrary to or in competition with the interests of clients.

          3. "Disclosure of Information" - Information regarding actual or contemplated investment decisions, research priorities or client interests should not be disclosed to persons outside of our organization and in no way can be used for personal gain.

VI.  COMPLIANCE PROCEDURES

     A. Preclearance: All Access Persons are required to "preclear" Personal Securities Transactions prior to execution through the Review Officer. This includes bonds, stocks (including closed-end funds), convertibles, preferreds, options on securities, warrants, rights, etc. for domestic and foreign Securities whether publicly traded or privately placed. The only exceptions to this requirement are automatic dividend reinvestment plan acquisitions, financial futures and options on futures, automatic employee stock purchase plan acquisitions, U.S. Government securities, commercial paper, or non-volitional transactions. Non-volitional transactions include gifts to you over which you have no control of the timing or transactions which result from corporate action applicable to all similar Security holders (such as splits, tender offers, mergers, stock dividends, etc.). Please note, however, that most of these transactions must be reported even though they do not have to be precleared. The Review Officer may require other persons to preclear Personal Securities Transactions as he or she may deem necessary and appropriate for compliance with this Code. See Section VIII for reporting obligations.

     B. Initial Public Offerings: No Access Person may acquire securities in an initial public offering without the prior written approval of the Review Officer.

     C. Private Placements: No Access Person may acquire securities in a private placement without the prior written approval of the Review Officer.

     D. Records of Securities Transactions: All Access Persons are to direct their brokers to supply to the Review Officer, on a timely basis, duplicate copies of confirmations of all Personal Securities Transactions and copies of periodic statements for all Securities accounts.

     E. Post-Trade Monitoring: The Review Officer shall review all Personal Securities Transactions by Access Persons to ensure that no conflict exists with Investment
          Company trades.

VII. REPORTING REQUIREMENTS

     A. Initial Holdings Report. No later than 10 days after becoming an Access Person, whether through outside hiring or internal transfer, every Access Person shall report to the Review Officer the following information:

          1. The title, number of share and principal amount of each Personal Security Transaction in which the Access Person had any Beneficial Ownership when the person became an Access Person;

          2. The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

          3.   The date the report is submitted by the Access
               Person.

     B. Quarterly Transaction Reports. No later than 10 days after the end of each calendar quarter, every Access
          Person shall report to the Review Officer, the following information1:

          1. With respect to any transaction during the quarter in a Personal Security Transaction in which the
               Access Person had any direct or indirect
               Beneficial Ownership:

               a. The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Security involved;

               b.   The nature of the transaction (i.e.,
                    purchase, sale or other type of acquisition or disposition);

               c.   The price of the Security at which the
                    transaction was effected;

               d. The name of the broker, dealer or bank with or through which transaction was effected;
                    and

               e. The date that the report is submitted by the Access Person.

          2. With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

               a. The name of the broker, dealer or bank with whom the Access Person established the account;

               b.   The date the account was established; and

               c.   The date the report is submitted by the
                    Access Person.

     C. Annual Holdings Reports and Certifications. Annually, every Access Person shall report and certify the following information (which information must be current as of a date no more than 30 days before the report is submitted):

          1. The title, number of shares and principal amount of each Personal Security Transaction in which the Access Person had any direct or indirect
               Beneficial Ownership;

          2. The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person;

          3. Certification that he or she has (i) read and understands this Code and recognizes that he or she is subject to the Code and (ii) complied with all requirements of the Code to which he or she is subject and disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code; and

          4. The date that the report is submitted by the Access Person.

     D. Exceptions to Reporting Requirements. An Access Person need not make a report under this Section V11 with respect to transactions effected for, and Securities held in, any account over which the person has no direct or indirect influence or control.

     The reports required by this section may also contain a statement declaring that the reporting or recording of any transaction shall not be construed as an admission that the Access Person making the report has any direct or indirect Beneficial Ownership in the Security to which the reports relates.

IX.  SANCTIONS

     Upon discovering a violation of this Code, the Adviser may impose such sanctions as it deems appropriate, including, among other things, a letter of censure or suspension or termination of the employment of the violator.

                                                 Exhibit (o)(iii)
                                                 ----------------

SUBJECT:  Code of Ethics

DATE:   4/30/2000
PAGE 1    OF   13



     POLICY    Smith Breeden Associates, Inc. serves as an
     investment manager of the Smith Breeden Group of Mutual Funds. To ensure compliance with the requirements of
     Section 17(j) of the Investment Company Act of 1940 and of Rule 17j-1 thereunder, and Rule 205 of the Investment Advisers Act of 1940, the Company has adopted a Code of Ethics.








CONDITION OF EMPLOYMENT Employees are required to read and agree to follow the Code of Ethics provisions as a condition of employment.

                Employees are required to certify that they will abide by the Terms of the Code of Ethics upon employment and annually thereafter.




PROVISIONS OF  A  copy of the Code of Ethics is included in  this manual.
THE CODE       Additional  copies  can  be  obtained   from   the
               Company's Compliance Officer.



SUBJECT:  Code of Ethics

DATE:   4/30/2000
PAGE 2 OF 13

                         CODE OF ETHICS

                 SMITH BREEDEN ASSOCIATES, INC.

                 Adopted as of October 22, 1992
                 Revised as of October 10, 1996
                   Revised as of June 10, 1997
                   Revised as of June 9, 1998
                  Revised as of April 30, 2000

In order to ensure that personnel of Smith Breeden Associates, Inc. (the "Company") and the Smith Breeden Mutual Funds (the "Funds") comply with the requirements of Section 17(j) of the Investment Company Act of 1940, as amended (the "Act"), and of Rule 17j-1 thereunder, and, with respect to the Company, the Investment Advisers Act of 1940 (the "Advisers Act"), the Company and the Funds have adopted the Code of Ethics (the "Code") set forth below. As used in this Code of Ethics, the term "Client" shall include the Funds as it applies to personnel of the Funds, and shall include the Funds and other clients of Smith Breeden Associates, Inc., as it applies to personnel of Smith Breeden Associates.

I.  Definitions

     A."Access  person"  means any employee,  director,  trustee, officer or advisory person of the Company or the Funds; except that for purposes of the reporting requirements of
       Section IV, it does not include Trustees of the Funds who are not "interested persons" within the meaning of
       Section 2 (a)(19) of the Act, unless such Trustee knew, or in the ordinary course of fulfilling his official duties should have known, that during the 15 day period immediately preceding or after the date of the transaction in a security by Trustee, such security was being considered for purchase or sale or was purchased or sold by a Fund. (The "should have known" standard implies no duty of inquiry, does not presume that there should have been any deduction or extrapolation from discussions or memoranda dealing with tactics to be employed in meeting a Fund's investment objectives, or that any knowledge is to be imputed because of prior knowledge of a Fund's portfolio holdings, market considerations or a Fund's investment policies, objectives, and restrictions.)


SUBJECT:  Code of Ethics

DATE:   4/30/2000
PAGE 3    OF   13

     B."Advisory  person" means (i) any employee of  the  Company or a Fund, or of any company in a control relationship to the Company or a Fund, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by any Client, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Company or a Fund who obtains information concerning recommendations made to any Client with regard to the purchase or sale of a security.

     C."Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

     D."Control" shall have the same meaning as that set forth in Section 2(a)(9) of the Act. Section 2(a)(9) provides that "control" means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.

     E.A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated or, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     F. A security is "being purchased or sold" by a Client from the time when a purchase or sale program has been communicated to the person who places the buy and sell orders for such Client until the time when such program has been fully completed or terminated.

SUBJECT:  Code of Ethics

DATE:   4/30/2000
PAGE 4    OF   13


     G. "Security" shall have the meaning set forth in Section 2(a)(36) of the Act, except that it shall not include securities issued by the Government of the United States (including government money market instruments of the type issued by agencies of the federal government or guaranteed by the federal government or its agencies or instrumentalities), bankers' acceptances, bank certificates of deposit, commercial paper and shares of registered open-end investment companies, or such other securities as may be excepted under the provisions of Rule 17j-1 from time to time in effect.


     H."Security held or to be acquired" by a Client means any security which, within the most recent fifteen days, (i) is or has been held by such Client, or (ii) is being or has been considered by the Client or its investment adviser for purchase by the Client.

II.  Prohibited Purchases and Sales

     A.No access person shall, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by any Client:

          1.employ any device, scheme or artifice to defraud such Client;

          2.make  to  such  Client  any  untrue  statement  of  a
            material fact or omit to state to such Client a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

          3.engage in any act, practice or course of business which would operate as a fraud or deceit upon such Client; or

          4.engage in any manipulative practice with respect to such Client.

     B.In  this  connection, subject to the exceptions stated  in
       Section III of this Code, it shall be impermissible for any access person to purchase or sell, directly or indirectly, any security (or any option to purchase or sell such security) in which he had, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which:

          1.is being considered for purchase or sale by any Client; or

          2.is being purchased or sold by any Client.
SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000                                            PAGE
5    OF   13

       "Security held or to be acquired" by a Client means any security which, within the most recent fifteen days, (i) is or has been held by such Client, or (ii) is being or has been considered by the Client or its investment adviser for purchase by the Client.

     C.Any purchase by an access person in an initial public offering or a limited offering (which means an offering that is exempt from registration under Sections 4(2) or 4(6) of the Securities Act of 1933 or under Rules 504, 505 or 506 of such Act) must be pre-approved by the Compliance Officer of the Company and the Funds (the "Compliance Officer").

     D.Any  access  person who questions whether  a  contemplated transaction is prohibited by this Code should discuss  the
       transaction   with   the  Compliance  Officer   prior   to
       proceeding with the transaction.

III. Exempted Transactions

     The prohibitions of Section II of this Code shall not apply to the following transactions by access persons:

     A.Purchases or sales over which the access person has no direct or indirect influence or control.

     B.Purchases or sales of securities which are not eligible for purchase or sale by any Client, as determined by reference to the Act and blue sky laws and regulations thereunder, the investment objectives and policies and investment restrictions of any Client, undertakings made to regulatory authorities, and other policies adopted from time to time by any Client, the Company, or the Funds as applicable.

     C.Purchases or sales which are nonvolitional on the part  of either the access person or any Client, including purchases or sales upon exercise of puts or calls written by the access person and sales from a margin account pursuant to a bona fide margin call.

     D.Purchases,  which  are  part  of  an  automatic   dividend
       reinvestment, plan.

     E.Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer.

SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000                                            PAGE
6    OF   13

     F.Specific   transactions  which  appear   to   present   no
       reasonable likelihood of harm to any Client, which are otherwise in accordance with Rule 17j-1 and Section 206 of the Advisers Act, and which the Portfolio Management Group ("PMG") of the Company and the Funds has authorized in advance.

     G. Specific transactions which each of the Board of Directors of the Company and Board of Trustees of the Funds (each, a "Board of Directors"), after consideration of all the facts and circumstances, determine do not involve any realistic possibility of violation of Rule 17j-1 under the Act or Section 206 of the Advisors Act.

       Specifically, the Directors have determined that all transactions in interest rate and stock index futures and options are exempted, provided that the total amount of daily purchases and sales of contracts by any one access person does not exceed in the aggregate the greater of
       (i) 1% of the average contract trading volume of the relevant contract for the previous five trading days or
       (ii) 1% of the number of such contracts outstanding on the previous day. For purposes of these volume limits, futures and options will be treated as separate contracts and each type of future of option (e.g., June 1999 Eurodollar and December 1999 Eurodollar) will be treated as a separate contract. Purchases or sales of a futures contract in connection with the pending expiration of a current contract (the "rolling" of a contract to a future month contract) will not count toward any volume limit.

       Subject to the restrictions of Section II-A, the Directors have also determined that all transactions in
       stock  or  debt,  or  options  or  warrants  thereon,   of
       companies not listed in the Restricted List of Discretionary Client Holdings are exempted. The Restricted List of Discretionary Client Holdings (the "List") will list all companies with less than $100 million in capitalization in which a discretionary account maintains a position, as well as any small market capitalization companies which a portfolio manager has asked to be listed. The List will be updated by the
       Compliance  Officer  and distributed  via  e-mail  to  all
       employees   and   will  be  available  on  the   Company's
       intranet.

SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000                                            PAGE
7    OF   13

       If an employee wishes to trade in an issuance of a company appearing on the Restricted List of Discretionary Client Holdings, she or he must contact the Compliance Officer for permission. The Compliance Officer will contact one of the portfolio managers on each account with holdings in the company and/or the portfolio manager who asked that the company be put on the List, to obtain permission for the employee to trade. The Compliance Officer will notify the employee when and if he or she may trade.

       The employee's trade must be placed and executed by end of the business day following the day of receipt of clearance from the Compliance Officer.

       Purchases  and sales not exempted as described  above  may
       be   allowed   providing  the  following  procedures   are
       followed:

          1.The  access  person wishing to trade  ("the  trader")
            must give written notification of his or her proposed transaction to all members of the PMG, who will determine whether the security proposed to be traded is being considered for purchase or sale or being purchased or sold by a client.

          2.If, subsequent to giving written notification, the trader contacts all members of the PMG and receives unanimous approval, the trade may be executed the day notification is given.

          3. If, in the instance where after giving written notification prior to 5:00 p.m. EST to all members of the PMG, the trader does not succeed in establishing contact with all members of the PMG, but receives no negative responses by the opening of trading the following day, the trade may be executed at that time.

          4. A member of the PMG must refuse approval of a transaction if his or her Client has an open order for the security proposed to be traded, or that security is being considered for purchase or sale by his or her Client.

          5. Transactions by access persons must not be made through individual brokers who also serve Clients.
SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000
PAGE 8    OF   13

IV.  Reporting

     A. Every access person (except for non-employee Board members of the Company and Funds) shall file with the Compliance Officer reports containing the information described in Section IV of this Code with respect to transactions in any security in which such access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security (regardless of whether such transaction is listed in Section III); provided, however, that such access person shall not be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control.


  B. Initial Holdings Reports. An initial holdings report shall be made not later than 10 days after a person becomes an access person. The report shall contain the following information:

          1. The title, number of shares and principal amount of each security in which the access person had any direct or indirect beneficial ownership when the person became an access person;

          2. The name of any broker, dealer or bank with whom the access person maintained an account in which any securities were held for the direct or indirect benefit of the access person as of the date the persona became an access person; and

          3.   The date the report is submitted by the access person.

          C. Monthly Transaction Reports. Every monthly report shall be made not later than 10 days after the end of the month in which the transaction to which the report relates was effected and should contain the following information:


          1. The date of the transaction and the title and number of shares or the principal amount of each security involved;

          2. The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition), including information sufficient to establish any exemption listed in Section III which is relied upon;
SUBJECT:  Code of Ethics

DATE:   4/30/2000
PAGE 9    OF   13

          3.   The price at which the transaction was effected;

          4. The name of the broker, dealer or bank with or through whom the transaction was effected; and

          5.   The date that the report is submitted by the access person.

     D. Quarterly Account Openings. No later than 10 days after the end of a calendar quarter each access person shall file a report with respect to any account established by the access person in which any securities were held during the quarter for the direct or indirect benefit of the access person. The report shall contain the following information:

          1. The name of the broker, dealer or bank with whom the access person established the account;

          2.   The date the account was established; and

          3.   The date that the report is submitted by the access person.

     E. Annual Holdings Reports. An annual holdings report shall be made not later than 30 days after the end of each year. The report shall contain the following information (which information must be current as of a date no more than 30 days before the report is submitted):

          1. The title, number of shares and principal amount of each security in which the access person had any direct or indirect beneficial ownership;

          2. The name of any broker, dealer or bank with whom the access person maintains an account in which any securities were held for the direct or indirect benefit of the access person; and

          3.   The date that the report is submitted by the access person.

          F. The making of any of the above reports shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates, and the existence of any report shall not be construed as an admission that any event reported on constitutes a violation of Section II hereof.



SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000
PAGE 10   OF   13

     G. In addition to making the reports described above, each access person should request that copies of his or her monthly or quarterly brokerage account statements be sent to the Compliance Officer. Receipt of such copies by the Compliance Officer may constitute the filing of the reports as required under Section IV C and D if such statements contain all the information required by paragraphs C and D and are received by the Compliance Officer within the time periods required by those paragraphs.


     The Compliance Officer shall file his or her personal reports listed in sections A through E above with another
     Principal of the Company for review.


V.  Review and Enforcement

     A.Review

          1.The  Compliance Officer of the Company  shall  review
            or   cause  to  be  reviewed  the  reported  personal
            securities transactions to determine whether any transactions (each a "Reviewable Transaction") listed in Section II may have occurred.

          2. If the Compliance Officer determines that a Reviewable Transaction may have occurred, she or he shall then determine whether a violation of this Code may have occurred, taking into account all the exemptions provided under Section III. Before making any determination that a violation has been committed by an individual, the Compliance Officer shall give such person an opportunity to supply additional information regarding the transaction in question.

          3. The Principal who receives the reports of the Compliance Officer shall conduct the same review as described in Items 1 and 2 above with regard to the reports submitted by the Compliance Officer.

SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000
PAGE 11   OF   13

     B.Enforcement

          1.If  the  Compliance  Officer (or  the  Principal  who
            reviews the Compliance Officer's trades) determines that a violation of this Code may have occurred, he or she shall promptly report the possible violation to the relevant Board of Directors, which, with the exception of any person whose transaction is under consideration, shall take such actions as they consider appropriate, including imposition of any sanctions that they consider appropriate.

          2. No person shall participate in a determination of whether he has committed a violation of this Code or in the imposition of any sanction against himself. If a securities transaction of the Compliance Officer is under consideration, another Director or officer of the Company or the Funds, as the case may be, shall act in all respects in the manner prescribed herein for the Compliance Officer.

          3.Any  person  who is determined by the relevant  Board
            of  Directors  to  have intentionally  violated  this
            Code    will   suffer   immediate   termination    of
            employment.

          4.If  the  relevant Board of Directors determines  that
            an access person has inadvertently violated this Code, such Directors have the discretion to issue a warning to the individual. In determining whether a warning is appropriate, such Directors shall consider all the facts and circumstances including, but not limited to, whether the Client was harmed, whether the individual profited or had the opportunity to profit, and the materiality of the transaction.

            Compliance with Section III-G will be considered a safe harbor.

VI.  Records

     A.The  Company and the Funds shall maintain records  in  the manner  and  to the extent set forth below.  Such  records shall be available for appropriate examination by representatives of the Securities and Exchange Commission.

SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000
PAGE 12  OF   13

          1.A copy of this Code and any other Code of Ethics, which is, or at any time within the past five years has been, in effect shall be preserved in an easily accessible place.

          2.A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs.

          3. A copy of each report made pursuant to this Code by any access person shall be preserved by the Company and the Funds for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place.

          4. A list of all persons who are, or within the past five years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

          5. A copy of all records relating to any decision, and the reasons supporting the decision, to approve the acquisition by an investment personnel of securities issued in an initial public offering or a limited offering, shall be maintained for a period of not less than five years after the end of the fiscal year in which approval is granted.

     B.Confidentiality

       All reports of securities transactions and any other information filed with the Company or the Funds pursuant to this Code shall be treated as confidential, except as regards appropriate examinations by representatives of the Securities and Exchange Commission.


VII.  Amendment; Interpretation of Provisions

     The Directors of the Funds or the Company may from time to time amend this Code or adopt such interpretations of this Code, in each case as it applies to the Funds or the Company, as they deem appropriate.



SUBJECT:  P136 Code of Ethics

DATE:   4/30/2000
PAGE 13  OF   13


Employee Agreement

I understand and agree to abide by this Code of Ethics.

     Signed:

     Typed or Printed Name:

     Date:

                                                        Exhibit (p)
                                                        -------------

                        POWER OF ATTORNEY


     Each person whose signature appears below hereby authorizes Sean M. Healey, Peter Lebovitz, Donald Rumery and John Kingston, III, and each of them acting singly, with full power of substitution, to execute in the name and on behalf of such person in such person's capacity indicated below and in such other capacity as such person may serve from time to time for The Managers Trust I, any registration statement filed or to be filed with the Securities and Exchange Commission (the "Commission") for the purpose of registering The Managers Trust I as an open-end management investment company under the Investment Company Act of 1940, as amended, or registering the shares thereof under the Securities Act of 1933, as amended (any such registration statement hereinafter referred to as the "Registration Statement"), and any and all amendments to the Registration Statement, and to file the same and other documents in connection therewith with the Commission, making such changes to the Registration Statement as the person(s) so acting deems appropriate.

     Signature              Capacity                 Date


/s/ Jack W. Aber             Trustee                June 2, 2000
Jack W. Aber

/s/ William E. Chapman, II   Trustee                June 2, 2000
William E. Chapman, II

/s/ Sean M. Healey           Trustee                June 2, 2000
Sean M. Healey

/s/ Edward J. Kaier          Trustee                June 2, 2000
Edward J. Kaier

/s/ Thomas R. Schneeweis     Trustee                June 2, 2000
Thomas R. Schneeweis

/s/ Eric Rakowski            Trustee               June 2, 2000
Eric Rakowski

/s/ Madeline H. McWhinney    Trustee               June 2, 2000
Madeline H. McWhinney

/s/ Steven J. Paggioli       Trustee               June 2, 2000
Steven J. Paggioli

/s/ Peter Lebovitz    President and Principal      June 2, 2000
Peter Lebovitz           Executive Officer

/s/ Donald Rumery   Treasurer, Principal
Donald Rumery           Financial Officer          June 2, 2000
                   and Principal Accounting Officer

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, the State of Connecticut, on the 1st day of August, 2000.

                              THE MANAGERS TRUST I


                              BY: /s/Donald S. Rumery
                                 Donald S. Rumery
                                 Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                    Title                 Date


Jack W. Aber*                    Trustee             August 1, 2000

William E. Chapman, II*          Trustee             August 1, 2000

Sean M. Healey*                  Trustee             August 1, 2000

Edward J. Kaier*                 Trustee             August 1, 2000

Madeline H.                      Trustee             August 1, 2000
McWhinney*

Steven J. Paggioli*              Trustee             August 1, 2000

Eric Rakowski*                   Trustee             August 1, 2000

Thomas R.                        Trustee             August 1, 2000
Schneeweis*

/s/Peter Lebovitz        President and Principal     August 1, 2000
Peter M. Lebovitz         Executive Officer

/s/Donald S. Rumery       Treasurer, Principal       August 1, 2000
Donald S. Rumery          Financial Officer and
                      Principal Accounting Officer

/s/Donald S. Rumery
------------------------
*By Donald S. Rumery  pursuant to Power of Attorney filed
herewith